UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Gregory F. Niland

American Funds Portfolio Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Portfolio SeriesSM Semi-annual report for the six months ended April 30, 2022

Invest in portfolios
designed to pursue
real-life objectives

American Funds Portfolio Series seeks to help investors meet a wide range of investment goals, including preservation of capital, income, balance and growth. Each fund in the series is an objective-based portfolio of actively managed American Funds.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the total returns on a $1,000 investment for periods ended March 31, 2022 (the most recent calendar quarter-end). Also shown are the expense ratios as of the series prospectus dated January 1, 2022.

	Cumulative total returns	Average annual total returns
	1 year	5 years	Lifetime (since 5/18/12)	Expense ratios

American Funds Global Growth PortfolioSM
Class F-2 shares	–1.80%	12.07%	11.97%	0.54%
Class A shares (reflecting 5.75% maximum sales charge)	–7.67	10.49	11.04	0.79
American Funds Growth PortfolioSM
Class F-2 shares	1.98	13.13	13.35	0.48
Class A shares (reflecting 5.75% maximum sales charge)	–4.11	11.53	12.42	0.73
American Funds Growth and Income PortfolioSM
Class F-2 shares	5.50	10.69	10.83	0.43
Class A shares (reflecting 5.75% maximum sales charge)	–0.76	9.14	9.92	0.66
American Funds Moderate Growth and Income PortfolioSM
Class F-2 shares	4.98	9.43	9.64	0.43
Class A shares (reflecting 5.75% maximum sales charge)	–1.25	7.88	8.74	0.66
American Funds Conservative Growth and Income PortfolioSM
Class F-2 shares	5.93	7.12	7.55	0.40	*
Class A shares (reflecting 5.75% maximum sales charge)	–0.43	5.63	6.65	0.62	*
American Funds Tax-Aware Conservative Growth and Income PortfolioSM
Class F-2 shares	3.67	7.79	8.28	0.41
Class A shares (reflecting 3.75% maximum sales charge)	–0.51	6.72	7.58	0.64
American Funds Preservation PortfolioSM
Class F-2 shares	–2.49	1.70	1.45	0.38
Class A shares (reflecting 2.50% maximum sales charge)	–5.15	0.93	0.92	0.63
American Funds Tax-Exempt Preservation PortfolioSM
Class F-2 shares	–3.36	1.42	1.76	0.40
Class A shares (reflecting 2.50% maximum sales charge)	–6.01	0.67	1.23	0.63

*	The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds Portfolio Series for the periods ended April 30, 2022, are shown in the table on the next page, as well as results of each fund’s benchmarks and peer groups.

For additional information about the series, its investment results, holdings and the Portfolio Solutions Committee, visit capitalgroup.com/individual/products/american-funds-portfolio-series.html. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

2	Results at a glance

4	Investment portfolios

15	Financial statements

29	Notes to financial statements

53	Financial highlights

The portfolio series funds invest in Class R-6 shares of the underlying funds. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of each fund’s prospectus available at the time of publication and include the weighted average expenses of the underlying funds.

Allocations may not achieve investment objectives. The portfolios’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

American Funds Portfolio Series	1

Results at a glance

For periods ended April 30, 2022, with all distributions reinvested

	Cummulative total returns		Average annual total returns
	6 months	1 year	5 years	Lifetime (since 5/18/12)

American Funds Global Growth Portfolio
Class F-2 shares	–21.20%	–15.38%	9.23%	10.72%
Class A shares	–21.29	–15.61	8.96	10.46
MSCI All Country World Index*,†	–11.63	–5.44	9.46	10.30
Lipper Global Large-Cap Growth Funds Index	–21.12	–14.64	10.32	10.81

American Funds Growth Portfolio
Class F-2 shares	–21.01	–13.22	10.22	11.98
Class A shares	–21.09	–13.43	9.94	11.73
S&P 500 Index*	–9.65	0.21	13.66	14.59
MSCI All Country World ex USA Index*,†	–11.87	–10.31	4.94	6.24
Lipper Global Multi-Cap Growth Funds Index	–23.99	–18.50	10.04	10.68

American Funds Growth and Income Portfolio
Class F-2 shares	–11.10	–5.43	8.79	9.91
Class A shares	–11.22	–5.66	8.54	9.67
S&P 500 Index*	–9.65	0.21	13.66	14.59
MSCI All Country World ex USA Index*,†	–11.87	–10.31	4.94	6.24
Bloomberg Global Aggregate Index*	–11.69	–12.63	0.33	0.43
Lipper Mixed-Asset Target Allocation Growth Funds Index	–10.54	–5.53	8.16	9.21

American Funds Moderate Growth and Income Portfolio
Class F-2 shares	–8.85	–4.11	7.79	8.89
Class A shares	–8.97	–4.33	7.55	8.64
S&P 500 Index*	–9.65	0.21	13.66	14.59
MSCI All Country World ex USA Index*,†	–11.87	–10.31	4.94	6.24
Bloomberg U.S. Aggregate Index*	–9.47	–8.51	1.20	1.69
Lipper Mixed-Asset Target Allocation Growth Funds Index	–10.54	–5.53	8.16	9.21

American Funds Conservative Growth and Income Portfolio
Class F-2 shares	–4.45	–0.47	6.15	7.04
Class A shares	–4.57	–0.69	5.91	6.80
S&P 500 Index*	–9.65	0.21	13.66	14.59
MSCI All Country World ex USA Index*,†	–11.87	–10.31	4.94	6.24
Bloomberg U.S. Aggregate Index*	–9.47	–8.51	1.20	1.69
Lipper Mixed-Asset Target Allocation Moderate Funds Index	–9.15	–4.99	6.50	7.38

American Funds Tax-Aware Conservative Growth and Income Portfolio
Class F-2 shares	–6.98	–3.42	6.55	7.69
Class A shares	–7.03	–3.57	6.30	7.42
S&P 500 Index*	–9.65	0.21	13.66	14.59
MSCI All Country World ex USA Index*,†	–11.87	–10.31	4.94	6.24
Bloomberg Municipal Bond Index*	–7.90	–7.88	1.80	2.41
Lipper Mixed-Asset Target Allocation Moderate Funds Index	–9.15	–4.99	6.50	7.38

See page 3 for footnotes.

2	American Funds Portfolio Series

Results at a glance (continued)

	Cummulative total returns		Average annual total returns
	6 months	1 year	5 years	Lifetime (since 5/18/12)

American Funds Preservation Portfolio
Class F-2 shares	–4.12%	–4.02%	1.37%	1.30%
Class A shares	–4.23	–4.25	1.10	1.04
Bloomberg 1–5 Year U.S. Government/Credit A+ Index*	–4.52	–5.00	1.02	1.08
Lipper Short-Intermediate Investment-Grade Debt Funds Index	–4.94	–4.96	1.49	1.66

American Funds Tax-Exempt Preservation Portfolio
Class F-2 shares	–4.78	–5.04	1.04	1.61
Class A shares	–4.88	–5.25	0.80	1.34
Bloomberg Municipal Bond 1–7 Year Blend Index*	–5.17	–5.29	1.03	1.35
Lipper Short-Intermediate Municipal Debt Funds Index	–4.90	–5.03	1.02	1.15

*	Sources: Bloomberg Index Services Ltd., MSCI, S&P Dow Jones Indices LLC and Refinitiv Lipper. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
†	Results reflect dividends net of withholding taxes.

The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of more than 40 global developed and emerging markets, excluding the United States. The S&P 500 Index is a market capitalization-weighted index based on the average weighted results of approximately 500 widely held common stocks. Lipper Global Large-Cap Growth Funds Index is an equally weighted index of funds that invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s global large-cap floor. Global large-cap growth funds typically have above-average characteristics compared to their large-cap-specific subset of the MSCI World Index. Lipper Global Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap growth funds typically have above-average characteristics compared to the MSCI World Index. Lipper Mixed-Asset Target Allocation Moderate Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 40%–60% equity securities, with the remainder invested in bonds, cash and cash equivalents. Lipper Mixed-Asset Target Allocation Growth Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 60%–80% equity securities, with the remainder invested in bonds, cash and cash equivalents. Lipper Short-Intermediate Investment-Grade Debt Funds Index is an equally weighted index of funds that invest primarily in investment-grade debt issues (rated BBB/Baa and above) with dollar-weighted average maturities of one to five years. Lipper Short-Intermediate Municipal Debt Funds Index is an equally weighted index of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. Bloomberg Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Bloomberg 1–5 Year U.S. Government/Credit A+ Index is a market-value weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to five years, including A-rated securities and above. Bloomberg Municipal Bond 1–7 Year Blend Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to seven years.

American Funds Portfolio Series	3

American Funds Global Growth Portfolio	unaudited

Investment portfolio April 30, 2022

Growth funds 80%	Shares	Value (000)
New Perspective Fund, Class R-6	19,514,084	$1,047,126
EuroPacific Growth Fund, Class R-6	14,887,809	782,205
The Growth Fund of America, Class R-6	13,120,840	767,307
SMALLCAP World Fund, Inc., Class R-6[1]	12,002,585	760,964
The New Economy Fund, Class R-6[1]	15,916,544	752,534
		4,110,136

Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	19,617,172	1,057,758

Total investment securities 100% (cost: $4,804,398,000)		5,167,894
Other assets less liabilities 0%		(1,433)

Net assets 100%		$5,166,461

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
New Perspective Fund, Class R-6	$1,307,438	$88,518	$4,848	$(310)	$(343,672)	$1,047,126	$7,804	$80,714
EuroPacific Growth Fund, Class R-6	951,568	89,338	—	—	(258,701)	782,205	15,306	33,494
The Growth Fund of America, Class R-6	1,006,177	78,795	13,360	577	(304,882)	767,307	3,609	73,070
SMALLCAP World Fund, Inc., Class R-6[1]	957,102	149,945	—	—	(346,083)	760,964	—	78,160
The New Economy Fund, Class R-6[1]	974,307	99,840	—	—	(321,613)	752,534	—	66,841
						4,110,136

Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	1,286,709	75,693	58,964	(7,186)	(238,494)	1,057,758	11,445	64,248
Total 100%				$(6,919)	$(1,813,445)	$5,167,894	$38,164	$396,527

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

4	American Funds Portfolio Series

American Funds Growth Portfolio	unaudited

Investment portfolio April 30, 2022

Growth funds 79%	Shares	Value (000)
The Growth Fund of America, Class R-6	56,119,449	$3,281,865
AMCAP Fund, Class R-6[1]	72,739,745	2,620,813
SMALLCAP World Fund, Inc., Class R-6[1]	31,266,086	1,982,270
New Perspective Fund, Class R-6	24,503,410	1,314,853
The New Economy Fund, Class R-6[1]	27,297,579	1,290,630
		10,490,431

Growth-and-income funds 21%
Fundamental Investors, Class R-6	43,329,151	2,841,959

Total investment securities 100% (cost: $12,258,525,000)		13,332,390
Other assets less liabilities 0%		(3,998)

Net assets 100%		$13,328,392

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 79%
The Growth Fund of America, Class R-6	$4,089,627	$463,153	$3,865	$243	$(1,267,293)	$3,281,865	$14,733	$298,335
AMCAP Fund, Class R-6[1]	3,238,860	194,195	—	—	(812,242)	2,620,813	—	79,930
SMALLCAP World Fund, Inc., Class R-6[1]	2,398,656	466,931	—	—	(883,317)	1,982,270	—	197,266
New Perspective Fund, Class R-6	1,624,092	120,297	—	—	(429,536)	1,314,853	9,709	100,422
The New Economy Fund, Class R-6[1]	1,610,079	223,074	—	—	(542,523)	1,290,630	—	111,422
						10,490,431

Growth-and-income funds 21%
Fundamental Investors, Class R-6	3,203,947	267,150	34,295	(3,025)	(591,818)	2,841,959	29,760	213,456
Total 100%				$(2,782)	$(4,526,729)	$13,332,390	$54,202	$1,000,831

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds Portfolio Series	5

American Funds Growth and Income Portfolio	unaudited

Investment portfolio April 30, 2022

Growth funds 14%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6[1]	16,984,292	$1,076,804
The Growth Fund of America, Class R-6	15,893,819	929,471
		2,006,275

Growth-and-income funds 50%
The Investment Company of America, Class R-6	62,074,859	2,790,886
Capital World Growth and Income Fund, Class R-6	51,330,126	2,767,720
Washington Mutual Investors Fund, Class R-6	26,492,302	1,471,647
		7,030,253

Equity-income funds 11%
Capital Income Builder, Class R-6	22,682,950	1,489,363

Balanced funds 15%
American Balanced Fund, Class R-6	70,631,928	2,138,028

Fixed income funds 10%
American Funds Strategic Bond Fund, Class R-6	68,404,447	718,931
The Bond Fund of America, Class R-6	58,735,703	711,876
		1,430,807

Total investment securities 100% (cost: $12,867,143,000)		14,094,726
Other assets less liabilities 0%		(3,822)

Net assets 100%		$14,090,904

6	American Funds Portfolio Series

American Funds Growth and Income Portfolio (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 14%
SMALLCAP World Fund, Inc., Class R-6[1]	$1,226,016	$312,979	$—	$—	$(462,191)	$1,076,804	$—	$100,606
The Growth Fund of America, Class R-6	1,132,490	150,347	550	67	(352,883)	929,471	4,074	82,505
						2,006,275

Growth-and-income funds 50%
The Investment Company of America, Class R-6	3,086,460	197,900	956	1	(492,519)	2,790,886	23,171	149,088
Capital World Growth and Income Fund, Class R-6	3,057,962	314,878	—	—	(605,120)	2,767,720	27,951	153,467
Washington Mutual Investors Fund, Class R-6	1,554,076	42,958	33,009	738	(93,116)	1,471,647	13,966	28,992
						7,030,253

Equity-income funds 11%
Capital Income Builder, Class R-6	1,516,797	55,921	6,341	(225)	(76,789)	1,489,363	34,387	—
Balanced funds 15%
American Balanced Fund, Class R-6	2,285,298	83,961	—	—	(231,231)	2,138,028	17,316	58,685
Fixed income funds 10%
American Funds Strategic Bond Fund, Class R-6	749,012	27,899	—	—	(57,980)	718,931	9,661	—
The Bond Fund of America, Class R-6	753,995	36,346	—	—	(78,465)	711,876	8,146	2,990
						1,430,807
Total 100%				$581	$(2,450,294)	$14,094,726	$138,672	$576,333

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds Portfolio Series	7

American Funds Moderate Growth and Income Portfolio	unaudited

Investment portfolio April 30, 2022

Growth funds 9%	Shares	Value (000)
New Perspective Fund, Class R-6	11,047,655	$592,817
SMALLCAP World Fund, Inc., Class R-6[1]	9,350,428	592,817
		1,185,634

Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	35,196,230	1,955,151
Capital World Growth and Income Fund, Class R-6	22,707,946	1,224,412
		3,179,563

Equity-income funds 11%
The Income Fund of America, Class R-6	54,114,457	1,324,181

Balanced funds 40%
American Balanced Fund, Class R-6	104,650,192	3,167,761
American Funds Global Balanced Fund, Class R-6	54,719,045	1,858,259
		5,026,020

Fixed income funds 15%
The Bond Fund of America, Class R-6	105,518,993	1,278,890
American Funds Strategic Bond Fund, Class R-6	59,955,893	630,137
		1,909,027

Total investment securities 100% (cost: $11,377,423,000)		12,624,425
Other assets less liabilities 0%		(3,318)

Net assets 100%		$12,621,107

8	American Funds Portfolio Series

American Funds Moderate Growth and Income Portfolio (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 9%
New Perspective Fund, Class R-6	$693,729	$86,082	$—	$—	$(186,994)	$592,817	$4,141	$42,827
SMALLCAP World Fund, Inc., Class R-6[1]	679,520	167,386	—	—	(254,089)	592,817	—	55,787
						1,185,634

Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	2,066,932	57,100	45,590	424	(123,715)	1,955,151	18,555	38,545
Capital World Growth and Income Fund, Class R-6	1,356,105	135,794	—	—	(267,487)	1,224,412	12,441	67,973
						3,179,563

Equity-income funds 11%
The Income Fund of America, Class R-6	1,340,883	80,321	6,539	(386)	(90,098)	1,324,181	23,493	50,568
Balanced funds 40%
American Balanced Fund, Class R-6	3,364,506	144,938	—	—	(341,683)	3,167,761	25,582	86,364
American Funds Global Balanced Fund, Class R-6	2,012,616	168,084	—	—	(322,441)	1,858,259	20,580	83,935
						5,026,020

Fixed income funds 15%
The Bond Fund of America, Class R-6	1,341,550	87,431	10,270	(312)	(139,509)	1,278,890	14,534	5,319
American Funds Strategic Bond Fund, Class R-6	660,934	20,021	—	—	(50,818)	630,137	8,509	—
						1,909,027
Total 100%				$(274)	$(1,776,834)	$12,624,425	$127,835	$431,318

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds Portfolio Series	9

American Funds Conservative Growth and Income Portfolio	unaudited

Investment portfolio April 30, 2022

Growth-and-income funds 20%	Shares	Value (000)
American Mutual Fund, Class R-6	14,609,539	$738,658
Washington Mutual Investors Fund, Class R-6	13,127,158	729,214
		1,467,872

Equity-income funds 38%
The Income Fund of America, Class R-6	56,802,920	1,389,967
Capital Income Builder, Class R-6	21,135,678	1,387,769
		2,777,736

Fixed income funds 42%
The Bond Fund of America, Class R-6	96,874,786	1,174,123
American Funds Multi-Sector Income Fund, Class R-6	121,978,163	1,172,210
American High-Income Trust, Class R-6	75,492,373	730,011
		3,076,344

Total investment securities 100% (cost: $6,992,207,000)		7,321,952
Other assets less liabilities 0%		(1,788)

Net assets 100%		$7,320,164

10	American Funds Portfolio Series

American Funds Conservative Growth and Income Portfolio (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 20%
American Mutual Fund, Class R-6	$744,968	$40,183	$14,147	$302	$(32,648)	$738,658	$7,707	$22,528
Washington Mutual Investors Fund, Class R-6	748,748	49,487	24,182	636	(45,475)	729,214	6,790	13,796
						1,467,872

Equity-income funds 38%
The Income Fund of America, Class R-6	1,460,328	84,446	60,372	288	(94,723)	1,389,967	24,558	52,703
Capital Income Builder, Class R-6	1,460,717	69,177	71,196	146	(71,075)	1,387,769	31,718	—
						2,777,736

Fixed income funds 42%
The Bond Fund of America, Class R-6	1,092,541	210,411	2,931	(266)	(125,632)	1,174,123	12,859	4,646
American Funds Multi-Sector Income Fund, Class R-6	1,092,716	210,043	—	—	(130,549)	1,172,210	21,806	7,946
American High-Income Trust, Class R-6	726,070	66,361	—	—	(62,420)	730,011	17,925	—
						3,076,344
Total 100%				$1,106	$(562,522)	$7,321,952	$123,363	$101,619

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds Portfolio Series	11

American Funds Tax-Aware Conservative Growth and Income Portfolio

Investment portfolio April 30, 2022	unaudited

Growth-and-income funds 50%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	16,423,163	$885,537
American Mutual Fund, Class R-6	13,773,034	696,365
Washington Mutual Investors Fund, Class R-6	12,469,617	692,687
		2,274,589

Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	76,033,971	1,153,435
The Tax-Exempt Bond Fund of America, Class R-6	55,560,962	685,067
Limited Term Tax-Exempt Bond Fund of America, Class R-6	30,678,947	462,025
		2,300,527

Total investment securities 100% (cost: $4,367,738,000)		4,575,116
Other assets less liabilities 0%		(1,021)

Net assets 100%		$4,574,095

Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 50%
Capital World Growth and Income Fund, Class R-6	$920,860	$155,652	$521	$(22)	$(190,432)	$885,537	$8,836	$47,804
American Mutual Fund, Class R-6	692,116	43,869	8,995	27	(30,652)	696,365	7,310	21,361
Washington Mutual Investors Fund, Class R-6	697,059	41,977	3,032	25	(43,342)	692,687	6,429	13,083
						2,274,589

Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	1,129,880	154,533	4,192	(180)	(126,606)	1,153,435	18,445	8,842
The Tax-Exempt Bond Fund of America, Class R-6	673,014	78,512	—	—	(66,459)	685,067	7,882	3,647
Limited Term Tax-Exempt Bond Fund of America, Class R-6	444,935	47,021	—	—	(29,931)	462,025	2,660	2,320
						2,300,527
Total 100%				$(150)	$(487,422)	$4,575,116	$51,562	$97,057

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

12	American Funds Portfolio Series

American Funds Preservation Portfolio	unaudited

Investment portfolio April 30, 2022

Fixed income funds 100%	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	118,492,406	$1,538,032
Short-Term Bond Fund of America, Class R-6	115,884,595	1,119,445
American Funds Inflation Linked Bond Fund, Class R-6	13,285,214	139,229
		2,796,706

Total investment securities 100% (cost: $2,925,771,000)		2,796,706
Other assets less liabilities 0%		(570)

Net assets 100%		$2,796,136

Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Fixed income funds 100%
Intermediate Bond Fund of America, Class R-6	$1,649,197	$98,539	$114,342	$(4,897)	$(90,465)	$1,538,032	$13,461	$—
Short-Term Bond Fund of America, Class R-6	1,199,435	65,980	106,431	(2,729)	(36,810)	1,119,445	5,491	—
American Funds Inflation Linked Bond Fund, Class R-6	149,803	20,983	21,418	(70)	(10,069)	139,229	5,176	—
Total 100%				$(7,696)	$(137,344)	$2,796,706	$24,128	$—

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds Portfolio Series	13

American Funds Tax-Exempt Preservation Portfolio	unaudited

Investment portfolio April 30, 2022

Tax-exempt fixed income funds 100%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	30,509,847	$459,479
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	20,012,121	196,919
		656,398

Total investment securities 100% (cost: $692,393,000)		656,398
Other assets less liabilities 0%		(111)

Net assets 100%		$656,287

Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Tax-exempt fixed income funds 100%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	$547,256	$25,018	$81,017	$(2,919)	$(28,859)	$459,479	$2,920	$2,676
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	234,538	9,779	38,134	(941)	(8,323)	196,919	718	536
Total 100%				$(3,860)	$(37,182)	$656,398	$3,638	$3,212

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

14	American Funds Portfolio Series

Financial statements	unaudited

Statements of assets and liabilities at April 30, 2022	(dollars in thousands)

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Assets:
Investment securities of affiliated issuers, at value	$5,167,894	$13,332,390	$14,094,726
Receivables for:
Sales of investments	—	—	—
Sales of fund’s shares	3,492	11,192	8,451
Dividends	—	—	1,809
Total assets	5,171,386	13,343,582	14,104,986

Liabilities:
Payables for:
Purchases of investments	352	5,667	4,022
Repurchases of fund’s shares	3,128	5,525	6,178
Services provided by related parties	1,378	3,820	3,745
Trustees’ deferred compensation	30	70	78
Other	37	108	59
Total liabilities	4,925	15,190	14,082
Net assets at April 30, 2022	$5,166,461	$13,328,392	$14,090,904

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,418,506	$11,269,550	$12,289,648
Total distributable earnings (accumulated loss)	747,955	2,058,842	1,801,256
Net assets at April 30, 2022	$5,166,461	$13,328,392	$14,090,904

Investment securities of affiliated issuers, at cost	$4,804,398	$12,258,525	$12,867,143

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

American Funds Portfolio Series	15

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2022 (continued)	(dollars in thousands)

	Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Assets:
Investment securities of affiliated issuers, at value	$12,624,425	$7,321,952	$4,575,116
Receivables for:
Sales of investments	—	660	—
Sales of fund’s shares	14,355	4,567	7,658
Dividends	3,244	9,532	5,044
Total assets	12,642,024	7,336,711	4,587,818

Liabilities:
Payables for:
Purchases of investments	8,481	9,532	8,834
Repurchases of fund’s shares	8,972	5,056	3,870
Services provided by related parties	3,359	1,899	998
Trustees’ deferred compensation	69	41	21
Other	36	19	—
Total liabilities	20,917	16,547	13,723
Net assets at April 30, 2022	$12,621,107	$7,320,164	$4,574,095

Net assets consist of:
Capital paid in on shares of beneficial interest	$10,941,490	$6,887,812	$4,272,127
Total distributable earnings (accumulated loss)	1,679,617	432,352	301,968
Net assets at April 30, 2022	$12,621,107	$7,320,164	$4,574,095

Investment securities of affiliated issuers, at cost	$11,377,423	$6,992,207	$4,367,738

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

16	American Funds Portfolio Series

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2022 (continued)	(dollars in thousands)

	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Assets:
Investment securities of affiliated issuers, at value	$2,796,706	$656,398
Receivables for:
Sales of investments	113	—
Sales of fund’s shares	4,337	822
Dividends	4,264	628
Total assets	2,805,420	657,848

Liabilities:
Payables for:
Purchases of investments	4,265	1,140
Repurchases of fund’s shares	4,446	310
Services provided by related parties	545	107
Trustees’ deferred compensation	16	4
Other	12	—
Total liabilities	9,284	1,561
Net assets at April 30, 2022	$2,796,136	$656,287

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,933,692	$701,262
Total distributable earnings (accumulated loss)	(137,556)	(44,975)
Net assets at April 30, 2022	$2,796,136	$656,287

Investment securities of affiliated issuers, at cost	$2,925,771	$692,393

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

American Funds Portfolio Series	17

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

		Global Growth Portfolio	Growth Portfolio		Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$2,753,882	$7,860,447		$9,129,080
	Shares outstanding	142,155	371,998		547,868
	Net asset value per share	$19.37	$21.13		$16.66
Class C:	Net assets	$390,334	$1,145,443		$1,260,347
	Shares outstanding	20,665	55,880		76,206
	Net asset value per share	$18.89	$20.50		$16.54
Class T:	Net assets	$13	$13		$12
	Shares outstanding	1	1		1
	Net asset value per share	$19.40	$21.16		$16.67
Class F-1:	Net assets	$57,343	$106,500		$195,625
	Shares outstanding	2,955	5,041		11,740
	Net asset value per share	$19.40	$21.13		$16.66
Class F-2:	Net assets	$640,835	$1,050,034		$1,174,291
	Shares outstanding	32,933	49,425		70,343
	Net asset value per share	$19.46	$21.24		$16.69
Class F-3:	Net assets	$217,272	$248,204		$281,302
	Shares outstanding	11,187	11,709		16,872
	Net asset value per share	$19.42	$21.20		$16.67
Class 529-A:	Net assets	$575,645	$1,698,910		$968,778
	Shares outstanding	29,780	80,566		58,172
	Net asset value per share	$19.33	$21.09		$16.65
Class 529-C:	Net assets	$42,254	$117,414		$76,076
	Shares outstanding	2,237	5,736		4,589
	Net asset value per share	$18.88	$20.47		$16.58
Class 529-E:	Net assets	$18,024	$61,947		$38,096
	Shares outstanding	938	2,967		2,293
	Net asset value per share	$19.21	$20.88		$16.61
Class 529-T:	Net assets	$16	$17		$15
	Shares outstanding	1	1		1
	Net asset value per share	$19.39	$21.15		$16.67
Class 529-F-1:	Net assets	$10	$11		$11
	Shares outstanding	1	—	*	1
	Net asset value per share	$19.39	$21.18		$16.67
Class 529-F-2:	Net assets	$95,650	$241,272		$114,173
	Shares outstanding	4,940	11,426		6,852
	Net asset value per share	$19.36	$21.12		$16.66
Class 529-F-3:	Net assets	$11	$11		$12
	Shares outstanding	1	1		1
	Net asset value per share	$19.35	$21.10		$16.67
Class ABLE-A:	Net assets	$2,035	$6,737		$5,315
	Shares outstanding	105	320		319
	Net asset value per share	$19.28	$21.04		$16.66
Class ABLE-F-2:	Net assets	$226	$190		$327
	Shares outstanding	12	9		20
	Net asset value per share	$19.35	$21.12		$16.68

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

18	American Funds Portfolio Series

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Class R-1:	Net assets	$4,637	$36,849	$21,576
	Shares outstanding	244	1,793	1,303
	Net asset value per share	$19.01	$20.55	$16.56
Class R-2:	Net assets	$102,520	$246,821	$172,749
	Shares outstanding	5,447	12,050	10,462
	Net asset value per share	$18.82	$20.48	$16.51
Class R-2E:	Net assets	$5,411	$9,081	$16,759
	Shares outstanding	283	438	1,009
	Net asset value per share	$19.13	$20.72	$16.60
Class R-3:	Net assets	$75,422	$190,616	$150,202
	Shares outstanding	3,928	9,122	9,052
	Net asset value per share	$19.20	$20.90	$16.59
Class R-4:	Net assets	$39,865	$77,062	$74,871
	Shares outstanding	2,062	3,651	4,494
	Net asset value per share	$19.33	$21.10	$16.66
Class R-5:	Net assets	$13,750	$31,007	$30,344
	Shares outstanding	702	1,452	1,813
	Net asset value per share	$19.57	$21.36	$16.73
Class R-5E:	Net assets	$17,424	$42,107	$20,923
	Shares outstanding	902	1,996	1,257
	Net asset value per share	$19.32	$21.09	$16.65
Class R-6:	Net assets	$113,882	$157,699	$360,020
	Shares outstanding	5,805	7,401	21,553
	Net asset value per share	$19.62	$21.31	$16.70

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

American Funds Portfolio Series	19

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

		Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$8,240,916	$5,269,293	$3,332,445
	Shares outstanding	498,943	407,554	226,125
	Net asset value per share	$16.52	$12.93	$14.74
Class C:	Net assets	$1,155,143	$667,159	$383,873
	Shares outstanding	70,430	51,920	26,253
	Net asset value per share	$16.40	$12.85	$14.62
Class T:	Net assets	$12	$11	$12
	Shares outstanding	1	1	1
	Net asset value per share	$16.53	$12.93	$14.74
Class F-1:	Net assets	$115,904	$78,094	$281,174
	Shares outstanding	7,014	6,035	19,086
	Net asset value per share	$16.52	$12.94	$14.73
Class F-2:	Net assets	$1,144,269	$582,923	$469,086
	Shares outstanding	69,160	45,007	31,774
	Net asset value per share	$16.55	$12.95	$14.76
Class F-3:	Net assets	$294,797	$106,991	$107,505
	Shares outstanding	17,838	8,273	7,287
	Net asset value per share	$16.53	$12.93	$14.75
Class 529-A:	Net assets	$577,416	$291,412
	Shares outstanding	34,966	22,554	Not applicable
	Net asset value per share	$16.51	$12.92
Class 529-C:	Net assets	$53,347	$30,977
	Shares outstanding	3,243	2,407	Not applicable
	Net asset value per share	$16.45	$12.87
Class 529-E:	Net assets	$19,217	$9,408
	Shares outstanding	1,167	728	Not applicable
	Net asset value per share	$16.47	$12.92
Class 529-T:	Net assets	$15	$14
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$16.52	$12.93
Class 529-F-1:	Net assets	$11	$11
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$16.54	$12.94
Class 529-F-2:	Net assets	$87,372	$50,844
	Shares outstanding	5,290	3,933	Not applicable
	Net asset value per share	$16.52	$12.93
Class 529-F-3:	Net assets	$11	$12
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$16.52	$12.93
Class ABLE-A:	Net assets	$4,511	$2,344
	Shares outstanding	273	181	Not applicable
	Net asset value per share	$16.52	$12.92
Class ABLE-F-2:	Net assets	$326	$92
	Shares outstanding	20	7	Not applicable
	Net asset value per share	$16.53	$12.93

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

20	American Funds Portfolio Series

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

		Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Class R-1:	Net assets	$9,762	$2,517
	Shares outstanding	594	196	Not applicable
	Net asset value per share	$16.44	$12.86
Class R-2:	Net assets	$132,822	$45,303
	Shares outstanding	8,098	3,527	Not applicable
	Net asset value per share	$16.40	$12.85
Class R-2E:	Net assets	$7,283	$723
	Shares outstanding	441	56	Not applicable
	Net asset value per share	$16.51	$12.93
Class R-3:	Net assets	$139,887	$43,458
	Shares outstanding	8,492	3,369	Not applicable
	Net asset value per share	$16.47	$12.90
Class R-4:	Net assets	$77,042	$34,726
	Shares outstanding	4,663	2,685	Not applicable
	Net asset value per share	$16.52	$12.93
Class R-5:	Net assets	$31,703	$9,388
	Shares outstanding	1,914	724	Not applicable
	Net asset value per share	$16.56	$12.96
Class R-5E:	Net assets	$17,846	$6,252
	Shares outstanding	1,079	484	Not applicable
	Net asset value per share	$16.53	$12.92
Class R-6:	Net assets	$511,495	$88,212
	Shares outstanding	30,887	6,806	Not applicable
	Net asset value per share	$16.56	$12.96

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

American Funds Portfolio Series	21

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

		Preservation Portfolio	Tax-Exempt Preservation Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$1,800,088	$479,529
	Shares outstanding	185,562	50,743
	Net asset value per share	$9.70	$9.45
Class C:	Net assets	$121,177	$30,212
	Shares outstanding	12,524	3,203
	Net asset value per share	$9.68	$9.43
Class T:	Net assets	$10	$10
	Shares outstanding	1	1
	Net asset value per share	$9.71	$9.45
Class F-1:	Net assets	$37,020	$5,369
	Shares outstanding	3,816	568
	Net asset value per share	$9.70	$9.46
Class F-2:	Net assets	$393,700	$121,161
	Shares outstanding	40,580	12,821
	Net asset value per share	$9.70	$9.45
Class F-3:	Net assets	$72,752	$20,006
	Shares outstanding	7,501	2,117
	Net asset value per share	$9.70	$9.45
Class 529-A:	Net assets	$201,301
	Shares outstanding	20,759	Not applicable
	Net asset value per share	$9.70
Class 529-C:	Net assets	$14,278
	Shares outstanding	1,476	Not applicable
	Net asset value per share	$9.68
Class 529-E:	Net assets	$5,691
	Shares outstanding	587	Not applicable
	Net asset value per share	$9.69
Class 529-T:	Net assets	$11
	Shares outstanding	1	Not applicable
	Net asset value per share	$9.71
Class 529-F-1:	Net assets	$10
	Shares outstanding	1	Not applicable
	Net asset value per share	$9.70
Class 529-F-2:	Net assets	$43,241
	Shares outstanding	4,456	Not applicable
	Net asset value per share	$9.70
Class 529-F-3:	Net assets	$10
	Shares outstanding	1	Not applicable
	Net asset value per share	$9.70
Class ABLE-A:	Net assets	$838
	Shares outstanding	86	Not applicable
	Net asset value per share	$9.71
Class ABLE-F-2:	Net assets	$80
	Shares outstanding	8	Not applicable
	Net asset value per share	$9.74

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

22	American Funds Portfolio Series

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

		Preservation Portfolio	Tax-Exempt Preservation Portfolio
Class R-1:	Net assets	$670
	Shares outstanding	69	Not applicable
	Net asset value per share	$9.68
Class R-2:	Net assets	$19,140
	Shares outstanding	1,983	Not applicable
	Net asset value per share	$9.65
Class R-2E:	Net assets	$604
	Shares outstanding	62	Not applicable
	Net asset value per share	$9.70
Class R-3:	Net assets	$28,451
	Shares outstanding	2,936	Not applicable
	Net asset value per share	$9.69
Class R-4:	Net assets	$13,829
	Shares outstanding	1,425	Not applicable
	Net asset value per share	$9.70
Class R-5:	Net assets	$7,116
	Shares outstanding	733	Not applicable
	Net asset value per share	$9.70
Class R-5E:	Net assets	$3,515
	Shares outstanding	362	Not applicable
	Net asset value per share	$9.71
Class R-6:	Net assets	$32,604
	Shares outstanding	3,359	Not applicable
	Net asset value per share	$9.71

*	Amount less than one thousand.

See notes to financial statements.

American Funds Portfolio Series	23

Financial statements (continued)	unaudited

Statements of operations for the six months ended April 30, 2022	(dollars in thousands)

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$38,164	$54,202	$138,672

Fees and expenses*:
Distribution services	8,102	23,184	23,584
Transfer agent services	2,885	7,056	4,946
529 and ABLE plan services	234	676	362
Reports to shareholders	48	123	125
Registration statement and prospectus	292	744	732
Trustees’ compensation	7	19	19
Auditing and legal	9	22	21
Custodian	5	13	13
Other	6	14	13
Total fees and expenses before waivers/reimbursement	11,588	31,851	29,815
Less waivers/reimbursement of fees and expenses:
ABLE plan services waivers	— †	2	2
Miscellaneous fee reimbursement	—	—	—
Total waivers/reimbursement of fees and expenses	— †	2	2
Total fees and expenses after waivers/reimbursement	11,588	31,849	29,813
Net investment income	26,576	22,353	108,859

Net realized gain (loss) and unrealized depreciation:
Net realized (loss) gain on sale of investments in affiliated issuers	(6,919)	(2,782)	581
Capital gain distributions received from affiliated issuers	396,527	1,000,831	576,333
	389,608	998,049	576,914
Net unrealized depreciation on investments in affiliated issuers	(1,813,445)	(4,526,729)	(2,450,294)
Net realized gain (loss) and unrealized depreciation	(1,423,837)	(3,528,680)	(1,873,380)
Net decrease in net assets resulting from operations	$(1,397,261)	$(3,506,327)	$(1,764,521)

See end of statements of operations for footnotes.

See notes to financial statements.

24	American Funds Portfolio Series

Financial statements (continued)	unaudited

Statements of operations for the six months ended April 30, 2022 (continued)	(dollars in thousands)

	Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$127,835	$123,363	$51,562

Fees and expenses*:
Distribution services	20,646	12,196	7,532
Transfer agent services	3,562	1,775	952
529 and ABLE plan services	222	110	—
Reports to shareholders	112	63	40
Registration statement and prospectus	639	371	250
Trustees’ compensation	16	9	6
Auditing and legal	19	10	6
Custodian	11	6	4
Other	12	6	4
Total fees and expenses before waivers/reimbursement	25,239	14,546	8,794
Less waivers/reimbursement of fees and expenses:
ABLE plan services waivers	1	1	—
Miscellaneous fee reimbursement	—	—	—
Total waivers/reimbursement of fees and expenses	1	1	—
Total fees and expenses after waivers/reimbursement	25,238	14,545	8,794
Net investment income	102,597	108,818	42,768

Net realized gain (loss) and unrealized depreciation:
Net realized (loss) gain on sale of investments in affiliated issuers	(274)	1,106	(150)
Capital gain distributions received from affiliated issuers	431,318	101,619	97,057
	431,044	102,725	96,907
Net unrealized depreciation on investments in affiliated issuers	(1,776,834)	(562,522)	(487,422)
Net realized gain (loss) and unrealized depreciation	(1,345,790)	(459,797)	(390,515)
Net decrease in net assets resulting from operations	$(1,243,193)	$(350,979)	$(347,747)

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Portfolio Series	25

Financial statements (continued)	unaudited

Statements of operations for the six months ended April 30, 2022 (continued)	(dollars in thousands)

	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$24,128	$3,638

Fees and expenses*:
Distribution services	4,006	954
Transfer agent services	1,026	165
529 and ABLE plan services	77	—
Reports to shareholders	25	6
Registration statement and prospectus	126	46
Trustees’ compensation	4	1
Auditing and legal	4	1
Custodian	2	1
Other	2	1
Total fees and expenses before waivers/reimbursement	5,272	1,175
Less waivers/reimbursement of fees and expenses:
ABLE plan services waivers	— †	—
Miscellaneous fee reimbursement	—	4
Total waivers/reimbursement of fees and expenses	— †	4
Total fees and expenses after waivers/reimbursement	5,272	1,171
Net investment income	18,856	2,467

Net realized gain (loss) and unrealized depreciation:
Net realized (loss) gain on sale of investments in affiliated issuers	(7,696)	(3,860)
Capital gain distributions received from affiliated issuers	—	3,212
	(7,696)	(648)
Net unrealized depreciation on investments in affiliated issuers	(137,344)	(37,182)
Net realized gain (loss) and unrealized depreciation	(145,040)	(37,830)
Net decrease in net assets resulting from operations	$(126,184)	$(35,363)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

26	American Funds Portfolio Series

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Global Growth Portfolio		Growth Portfolio		Growth and Income Portfolio
	Six months ended April 30, 2022*	Year ended October 31, 2021	Six months ended April 30, 2022*	Year ended October 31, 2021	Six months ended April 30, 2022*	Year ended October 31, 2021
Operations:
Net investment income	$26,576	$11,930	$22,353	$23,999	$108,859	$160,631
Net realized gain (loss)	389,608	196,266	998,049	568,851	576,914	635,365
Net unrealized (depreciation) appreciation	(1,813,445)	1,429,294	(4,526,729)	3,844,286	(2,450,294)	2,572,308
Net (decrease) increase in net assets resulting from operations	(1,397,261)	1,637,490	(3,506,327)	4,437,136	(1,764,521)	3,368,304

Distributions paid to shareholders	(209,667)	(40,280)	(542,500)	(409,176)	(692,276)	(473,298)

Net capital share transactions	291,894	609,963	1,216,610	1,663,856	1,189,734	1,662,475

Total (decrease) increase in net assets	(1,315,034)	2,207,173	(2,832,217)	5,691,816	(1,267,063)	4,557,481

Net assets:
Beginning of period	6,481,495	4,274,322	16,160,609	10,468,793	15,357,967	10,800,486
End of period	$5,166,461	$6,481,495	$13,328,392	$16,160,609	$14,090,904	$15,357,967

	Moderate Growth and Income Portfolio		Conservative Growth and Income Portfolio		Tax-Aware Conservative Growth and Income Portfolio
	Six months ended April 30, 2022*	Year ended October 31, 2021	Six months ended April 30, 2022*	Year ended October 31, 2021	Six months ended April 30, 2022*	Year ended October 31, 2021
Operations:
Net investment income	$102,597	$166,985	$108,818	$172,521	$42,768	$70,497
Net realized gain (loss)	431,044	537,106	102,725	164,323	96,907	30,798
Net unrealized (depreciation) appreciation	(1,776,834)	1,811,333	(562,522)	805,803	(487,422)	550,289

Net (decrease) increase in net assets resulting from operations	(1,243,193)	2,515,424	(350,979)	1,142,647	(347,747)	651,584

Distributions paid to shareholders	(579,354)	(287,626)	(244,266)	(312,288)	(76,063)	(89,994)

Net capital share transactions	930,447	1,373,981	591,141	957,867	441,107	791,090

Total (decrease) increase in net assets	(892,100)	3,601,779	(4,104)	1,788,226	17,297	1,352,680

Net assets:
Beginning of period	13,513,207	9,911,428	7,324,268	5,536,042	4,556,798	3,204,118
End of period	$12,621,107	$13,513,207	$7,320,164	$7,324,268	$4,574,095	$4,556,798

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

American Funds Portfolio Series	27

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Preservation Portfolio		Tax-Exempt Preservation Portfolio
	Six months ended April 30, 2022*	Year ended October 31, 2021	Six months ended April 30, 2022*	Year ended October 31, 2021
Operations:
Net investment income	$18,856	$19,267	$2,467	$5,135
Net realized gain (loss)	(7,696)	39,713	(648)	3,115
Net unrealized (depreciation) appreciation	(137,344)	(60,683)	(37,182)	(5,198)
Net (decrease) increase in net assets resulting from operations	(126,184)	(1,703)	(35,363)	3,052

Distributions paid to shareholders	(20,937)	(56,307)	(4,288)	(7,036)

Net capital share transactions	(54,504)	141,254	(85,739)	180,838

Total (decrease) increase in net assets	(201,625)	83,244	(125,390)	176,854

Net assets:
Beginning of period	2,997,761	2,914,517	781,677	604,823
End of period	$2,796,136	$2,997,761	$656,287	$781,677

*	Unaudited.

See notes to financial statements.

28	American Funds Portfolio Series

Notes to financial statements	unaudited

1. Organization

American Funds Portfolio Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of eight funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Global Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth and Income Portfolio	Seeks long-term growth of capital while providing current income.
American Funds Moderate Growth and Income Portfolio	Seeks current income and long-term growth of capital and income.
American Funds Conservative Growth and Income Portfolio	Seeks current income and, secondarily, long-term growth of capital.
American Funds Tax-Aware Conservative Growth and Income Portfolio	Seeks current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.
American Funds Preservation Portfolio	Seeks current income, consistent with preservation of capital.
American Funds Tax-Exempt Preservation Portfolio	Seeks current income that is exempt from regular federal income tax, consistent with preservation of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

The Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio, Conservative Growth and Income Portfolio and Preservation Portfolio each have 23 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3), two tax-advantaged share classes for individuals with disabilities (Classes ABLE-A and ABLE-F-2) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The Tax-Aware Conservative Growth and Income Portfolio and Tax-Exempt Preservation Portfolio each have six retail share classes (Classes A, C, T, F-1, F-2 and F-3). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for Preservation Portfolio and Tax-Exempt Preservation Portfolio; up to 3.75% for Tax-Aware Conservative Growth and Income Portfolio; up to 5.75% for all other funds	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge for Preservation Portfolio and Tax-Exempt Preservation Portfolio, and 1.00% for certain redemptions within 18 months of purchase without an initial sales charge for all other funds)	None
Class 529-A and ABLE-A	Up to 2.50% for Preservation Portfolio; up to 3.50% for all other funds	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years.
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2, 529-F-3 and ABLE-F-2	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*Class T and 529-T shares are not available for purchase.

American Funds Portfolio Series	29

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2022, all of the investment securities held by each fund were classified as Level 1.

30	American Funds Portfolio Series

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below and on the following pages.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds Portfolio Series	31

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to each fund and their shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

32	American Funds Portfolio Series

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the underlying fund.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the underlying fund has greater risk of volatility, and greater risk of loss, from these investments.

American Funds Portfolio Series	33

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2022, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; net capital losses and amortization of premiums and discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

34	American Funds Portfolio Series

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Moderate Growth and Income Portfolio
As of October 31, 2021
Undistributed ordinary income	$—	$—	$—	$10,680
Late year ordinary loss deferral[1]	(1,970)	(24,802)	—	—
Undistributed long-term capital gains	182,855	534,242	581,345	473,204
As of April 30, 2022
Gross unrealized appreciation on investments	473,830	1,208,346	1,448,931	1,567,840
Gross unrealized depreciation on investments	(114,179)	(137,774)	(222,669)	(327,138)
Net unrealized appreciation (depreciation) on investments	359,651	1,070,572	1,226,262	1,240,702
Cost of investments	4,808,243	12,261,818	12,868,464	11,383,723

	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
As of October 31, 2021
Undistributed ordinary income	$7,624	$1,841	$371	$—
Undistributed tax-exempt income	—	2,779	—	150
Undistributed long-term capital gains	132,886	28,041	3,442	—
Capital loss carryforward[2]	—	—	—	(4,621)
As of April 30, 2022
Gross unrealized appreciation on investments	647,400	349,189	—	44
Gross unrealized depreciation on investments	(323,166)	(143,680)	(132,647)	(38,419)
Net unrealized appreciation (depreciation) on investments	324,234	205,509	(132,647)	(38,375)
Cost of investments	6,997,718	4,369,607	2,929,353	694,773

[1]	These deferrals are considered incurred in the subsequent year.
[2]	Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforwards remains.

American Funds Portfolio Series	35

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Portfolio

	Six months ended April 30, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$14,129		$97,123		$111,252		$7,261		$14,221		$21,482
Class C	—		14,707		14,707		—		2,502		2,502
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	288		2,194		2,482		279		562		841
Class F-2	5,410		23,430		28,840		2,672		2,923		5,595
Class F-3	1,855		7,079		8,934		939		869		1,808
Class 529-A	2,747		19,788		22,535		1,369		2,796		4,165
Class 529-C	—		1,657		1,657		—		284		284
Class 529-E	40		634		674		12		95		107
Class 529-T	—	[3]	1		1		—	[3]	—	[3]	—	[3]
Class 529-F-1	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-2	669		3,078		3,747		308		363		671
Class 529-F-3	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class ABLE-A	12		60		72		4		6		10
Class ABLE-F-2	1		5		6		—	[3]	—	[3]	—	[3]
Class R-1	—		162		162		—		32		32
Class R-2	—		3,792		3,792		—		610		610
Class R-2E	3		202		205		—		35		35
Class R-3	144		2,646		2,790		40		386		426
Class R-4	211		1,367		1,578		114		199		313
Class R-5E	116		529		645		54		61		115
Class R-5	112		456		568		69		69		138
Class R-6	1,042		3,978		5,020		593		553		1,146
Total	$26,779		$182,888		$209,667		$13,714		$26,566		$40,280

Growth Portfolio

	Six months ended April 30, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$2,527		$311,981		$314,508		$30,785		$208,109		$238,894
Class C	—		49,137		49,137		—		37,953		37,953
Class T	—	[3]	1		1		—	[3]	—	[3]	—	[3]
Class F-1	—		4,180		4,180		566		3,947		4,513
Class F-2	3,173		42,484		45,657		5,961		27,178		33,139
Class F-3	968		9,552		10,520		1,367		5,529		6,896
Class 529-A	64		66,964		67,028		6,122		43,631		49,753
Class 529-C	—		5,103		5,103		—		4,270		4,270
Class 529-E	—		2,497		2,497		126		1,597		1,723
Class 529-T	—	[3]	1		1		—	[3]	—	[3]	—	[3]
Class 529-F-1	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-2	642		9,885		10,527		1,185		5,760		6,945
Class 529-F-3	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class ABLE-A	10		225		235		17		101		118
Class ABLE-F-2	—	[3]	5		5		—	[3]	1		1
Class R-1	—		1,529		1,529		—		1,010		1,010
Class R-2	—		10,574		10,574		—		7,924		7,924
Class R-2E	—		480		480		4		372		376
Class R-3	—		7,774		7,774		352		5,300		5,652
Class R-4	—		3,084		3,084		360		2,403		2,763
Class R-5E	95		1,372		1,467		179		845		1,024
Class R-5	115		1,299		1,414		223		953		1,176
Class R-6	624		6,155		6,779		998		4,048		5,046
Total	$8,218		$534,282		$542,500		$48,245		$360,931		$409,176

See end of tables for footnotes.

36	American Funds Portfolio Series

Growth and Income Portfolio

	Six months ended April 30, 2022				Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$74,246		$375,301	$449,547	$122,121		$184,686		$306,807
Class C	5,468		55,352	60,820	10,095		33,024		43,119
Class T	—	[3]	1	1	—	[3]	—	[3]	—	[3]
Class F-1	1,567		8,104	9,671	2,937		5,318		8,255
Class F-2	10,996		47,928	58,924	17,422		22,261		39,683
Class F-3	2,679		10,681	13,360	3,512		3,383		6,895
Class 529-A	7,792		39,661	47,453	12,735		19,812		32,547
Class 529-C	301		3,364	3,665	598		2,215		2,813
Class 529-E	230		1,602	1,832	445		831		1,276
Class 529-T	—	[3]	1	1	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	[3]	1	1	—	[3]	—	[3]	—	[3]
Class 529-F-2	1,066		4,474	5,540	1,492		1,876		3,368
Class 529-F-3	—	[3]	1	1	—	[3]	—	[3]	—	[3]
Class ABLE-A	41		193	234	56		68		124
Class ABLE-F-2	2		9	11	2		2		4
Class R-1	90		901	991	149		460		609
Class R-2	736		7,489	8,225	1,318		4,236		5,554
Class R-2E	102		808	910	185		409		594
Class R-3	970		6,252	7,222	1,679		3,186		4,865
Class R-4	638		3,235	3,873	1,112		1,722		2,834
Class R-5E	166		689	855	254		407		661
Class R-5	289		1,242	1,531	464		559		1,023
Class R-6	3,437		14,171	17,608	5,525		6,742		12,267
Total	$110,816		$581,460	$692,276	$182,101		$291,197		$473,298

Moderate Growth and Income Portfolio

	Six months ended April 30, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$70,683		$305,934		$376,617		$129,928		$56,689		$186,617
Class C	5,715		45,848		51,563		12,745		10,109		22,854
Class T	—	[3]	1		1		—	[3]	—	[3]	—	[3]
Class F-1	1,033		4,659		5,692		2,479		1,338		3,817
Class F-2	11,299		42,898		54,197		20,363		7,737		28,100
Class F-3	2,888		10,228		13,116		4,292		1,299		5,591
Class 529-A	4,990		21,676		26,666		9,347		4,178		13,525
Class 529-C	246		2,174		2,420		647		564		1,211
Class 529-E	135		681		816		266		139		405
Class 529-T	—	[3]	1		1		—	[3]	—	[3]	—	[3]
Class 529-F-1	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-2	843		3,165		4,008		1,347		522		1,869
Class 529-F-3	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class ABLE-A	37		142		179		51		17		68
Class ABLE-F-2	3		10		13		2		1		3
Class R-1	51		434		485		113		90		203
Class R-2	626		5,097		5,723		1,397		1,105		2,502
Class R-2E	57		416		473		140		91		231
Class R-3	1,009		5,781		6,790		2,262		1,256		3,518
Class R-4	779		3,613		4,392		1,740		821		2,561
Class R-5E	155		583		738		281		125		406
Class R-5	277		1,033		1,310		522		206		728
Class R-6	5,248		18,906		24,154		9,780		3,637		13,417
Total	$106,074		$473,280		$579,354		$197,702		$89,924		$287,626

See end of tables for footnotes.

American Funds Portfolio Series	37

Conservative Growth and Income Portfolio

	Six months ended April 30, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$81,563		$95,785		$177,348		$139,822		$85,317		$225,139
Class C	8,223		12,830		21,053		15,749		13,261		29,010
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	1,239		1,491		2,730		2,615		1,887		4,502
Class F-2	9,278		9,944		19,222		15,035		8,406		23,441
Class F-3	1,751		1,806		3,557		2,632		1,272		3,904
Class 529-A	4,454		5,225		9,679		7,539		4,583		12,122
Class 529-C	372		598		970		735		632		1,367
Class 529-E	137		179		316		241		156		397
Class 529-T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-2	843		928		1,771		1,393		776		2,169
Class 529-F-3	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class ABLE-A	35		38		73		47		23		70
Class ABLE-F-2	1		1		2		1		—	[3]	1
Class R-1	29		44		73		52		46		98
Class R-2	536		849		1,385		1,099		927		2,026
Class R-2E	10		15		25		16		9		25
Class R-3	593		768		1,361		1,114		766		1,880
Class R-4	536		623		1,159		1,026		699		1,725
Class R-5E	101		107		208		190		145		335
Class R-5	177		191		368		251		133		384
Class R-6	1,447		1,519		2,966		2,379		1,314		3,693
Total	$111,325		$132,941		$244,266		$191,936		$120,352		$312,288

Tax-Aware Conservative Growth and Income Portfolio

	Six months ended April 30, 2022						Year ended October 31, 2021
Share class	Ordinary income[4]		Long-term capital gains		Total distributions paid		Ordinary income[4]		Long-term capital gains		Total distributions paid
Class A	$35,439		$20,367		$55,806		$52,650		$13,600		$66,250
Class C	2,811		2,503		5,314		4,492		1,936		6,428
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	2,995		1,770		4,765		4,803		1,334		6,137
Class F-2	5,469		2,827		8,296		7,430		1,660		9,090
Class F-3	1,266		616		1,882		1,737		352		2,089
Total	$47,980		$28,083		$76,063		$71,112		$18,882		$89,994

See end of tables for footnotes.

38	American Funds Portfolio Series

Preservation Portfolio

	Six months ended April 30, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$11,018		$2,222		$13,240		$32,981		$1,226		$34,207
Class C	363		158		521		2,016		117		2,133
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	254		56		310		1,103		43		1,146
Class F-2	2,995		479		3,474		8,722		285		9,007
Class F-3	588		92		680		2,278		44		2,322
Class 529-A	1,221		247		1,468		3,853		143		3,996
Class 529-C	41		19		60		235		14		249
Class 529-E	29		7		36		113		5		118
Class 529-T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-2	312		52		364		826		27		853
Class 529-F-3	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class ABLE-A	5		1		6		10		—	[3]	10
Class ABLE-F-2	—	[3]	—	[3]	—	[3]	1		—	[3]	1
Class R-1	2		1		3		8		—	[3]	8
Class R-2	53		23		76		270		16		286
Class R-2E	3		1		4		13		1		14
Class R-3	129		34		163		456		20		476
Class R-4	90		18		108		309		11		320
Class R-5E	23		4		27		56		2		58
Class R-5	48		7		55		133		4		137
Class R-6	294		48		342		936		30		966
Total	$17,468		$3,469		$20,937		$54,319		$1,988		$56,307

Tax-Exempt Preservation Portfolio

	Six months ended April 30, 2022					Year ended October 31, 2021
Share class	Ordinary income[4]		Long-term capital gains	Total distributions paid		Ordinary income[4]		Long-term capital gains	Total distributions paid
Class A	$2,953		$—	$2,953		$4,731		$—	$4,731
Class C	79		—	79		140		—	140
Class T	—	[3]	—	—	[3]	—	[3]	—	—	[3]
Class F-1	36		—	36		67		—	67
Class F-2	979		—	979		1,705		—	1,705
Class F-3	241		—	241		393		—	393
Total	$4,288		$—	$4,288		$7,036		$—	$7,036

[3]	Amount less than one thousand.
[4]	Ordinary income may include both taxable and tax-exempt income.

American Funds Portfolio Series	39

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, 529-F-2, 529-F-3, ABLE-F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes 529-A and ABLE-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A, 529-A and ABLE-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2022, unreimbursed expenses subject to reimbursement for the funds’ Class A, 529-A and ABLE-A shares were as follows (dollars in thousands):

	Class A	Class 529-A	Class ABLE-A
Global Growth Portfolio	$—	$—	$—
Growth Portfolio	—	—	—
Growth and Income Portfolio	—	—	—
Moderate Growth and Income Portfolio	—	—	—
Conservative Growth and Income Portfolio	—	—	—
Tax-Aware Conservative Growth and Income Portfolio	1,834	Not applicable	Not applicable
Preservation Portfolio	3,014	—	—
Tax-Exempt Preservation Portfolio	1,199	Not applicable	Not applicable

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include record keeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

40	American Funds Portfolio Series

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

529 and ABLE plan services — Each 529 and ABLE share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan and ABLEAmerica® tax-advantaged savings program. Virginia529 is not considered a related party to the fund.

Prior to January 1, 2022, the quarterly fees were based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2022, the quarterly fees were amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. Virginia529 is currently waiving the portion of its fee attributable to Class ABLE shares. The waivers are expected to remain in effect until the date on which total net assets invested in ABLEAmerica reach $300 million or June 30, 2023, whichever is earlier. For the six months ended April 30, 2022, Virginia529 waived total 529 and ABLE plan service fees of $6,000 on Class ABLE shares of the funds. The waivers are reflected as ABLE plan services waivers in each fund’s statement of operations. As a result, total 529 and ABLE plan services fees of $1,681,000 were reduced to $1,675,000, both of which were equivalent to 0.057% of the average daily net assets of each 529 share class of each fund.

For the six months ended April 30, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Global Growth Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$3,909	$1,545		Not applicable
Class C	2,309	228		Not applicable
Class T	—	—	*	Not applicable
Class F-1	86	42		Not applicable
Class F-2	Not applicable	409		Not applicable
Class F-3	Not applicable	2		Not applicable
Class 529-A	734	290		$185
Class 529-C	252	23		14
Class 529-E	51	6		6
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	30		29
Class 529-F-3	Not applicable	—	*	—	*
Class ABLE-A	2	1		—	*
Class ABLE-F-2	Not applicable	—	*	—	*
Class R-1	25	2		Not applicable
Class R-2	447	207		Not applicable
Class R-2E	19	7		Not applicable
Class R-3	212	60		Not applicable
Class R-4	56	15		Not applicable
Class R-5E	Not applicable	13		Not applicable
Class R-5	Not applicable	4		Not applicable
Class R-6	Not applicable	1		Not applicable
Total class-specific expenses	$8,102	$2,885		$234

Growth Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$11,276	$4,025		Not applicable
Class C	6,652	615		Not applicable
Class T	—	—	*	Not applicable
Class F-1	148	69		Not applicable
Class F-2	Not applicable	633		Not applicable
Class F-3	Not applicable	3		Not applicable
Class 529-A	2,275	801		$536
Class 529-C	684	59		39
Class 529-E	173	15		20
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	83		79
Class 529-F-3	Not applicable	—	*	—	*
Class ABLE-A	7	1		2
Class ABLE-F-2	Not applicable	—	*	—	*
Class R-1	210	20		Not applicable
Class R-2	1,071	490		Not applicable
Class R-2E	34	12		Not applicable
Class R-3	543	153		Not applicable
Class R-4	111	37		Not applicable
Class R-5E	Not applicable	29		Not applicable
Class R-5	Not applicable	9		Not applicable
Class R-6	Not applicable	2		Not applicable
Total class-specific expenses	$23,184	$7,056		$676

See end of tables for footnote.

American Funds Portfolio Series	41

Growth and Income Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$13,189	$2,907		Not applicable
Class C	6,991	425		Not applicable
Class T	—	—	*	Not applicable
Class F-1	262	119		Not applicable
Class F-2	Not applicable	645		Not applicable
Class F-3	Not applicable	3		Not applicable
Class 529-A	1,220	282		$291
Class 529-C	424	24		24
Class 529-E	102	6		12
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	26		33
Class 529-F-3	Not applicable	—	*	—	*
Class ABLE-A	5	1		2
Class ABLE-F-2	Not applicable	—	*	—	*
Class R-1	115	8		Not applicable
Class R-2	708	306		Not applicable
Class R-2E	57	19		Not applicable
Class R-3	405	114		Not applicable
Class R-4	106	36		Not applicable
Class R-5E	Not applicable	13		Not applicable
Class R-5	Not applicable	8		Not applicable
Class R-6	Not applicable	4		Not applicable
Total class-specific expenses	$23,584	$4,946		$362

Moderate Growth and Income Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$11,984	$2,005		Not applicable
Class C	6,314	297		Not applicable
Class T	—	—	*	Not applicable
Class F-1	160	66		Not applicable
Class F-2	Not applicable	615		Not applicable
Class F-3	Not applicable	3		Not applicable
Class 529-A	705	130		$173
Class 529-C	295	13		17
Class 529-E	49	2		6
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	18		25
Class 529-F-3	Not applicable	—	*	—	*
Class ABLE-A	5	—	*	1
Class ABLE-F-2	Not applicable	—	*	—	*
Class R-1	59	5		Not applicable
Class R-2	531	221		Not applicable
Class R-2E	29	10		Not applicable
Class R-3	393	107		Not applicable
Class R-4	122	45		Not applicable
Class R-5E	Not applicable	13		Not applicable
Class R-5	Not applicable	7		Not applicable
Class R-6	Not applicable	5		Not applicable
Total class-specific expenses	$20,646	$3,562		$222

Conservative Growth and Income Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$7,694	$1,105		Not applicable
Class C	3,515	147		Not applicable
Class T	—	—	*	Not applicable
Class F-1	103	43		Not applicable
Class F-2	Not applicable	284		Not applicable
Class F-3	Not applicable	1		Not applicable
Class 529-A	351	55		$83
Class 529-C	162	6		9
Class 529-E	24	1		3
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	11		14
Class 529-F-3	Not applicable	—	*	—	*
Class ABLE-A	2	—	*	1
Class ABLE-F-2	Not applicable	—	*	—	*
Class R-1	12	1		Not applicable
Class R-2	177	73		Not applicable
Class R-2E	2	1		Not applicable
Class R-3	110	24		Not applicable
Class R-4	44	14		Not applicable
Class R-5E	Not applicable	5		Not applicable
Class R-5	Not applicable	3		Not applicable
Class R-6	Not applicable	1		Not applicable
Total class-specific expenses	$12,196	$1,775		$110

Tax-Aware Conservative Growth and Income Portfolio

Share class	Distribution services	Transfer agent services
Class A	$5,118	$467
Class C	2,045	56
Class T	—	—	*
Class F-1	369	180
Class F-2	Not applicable	248
Class F-3	Not applicable	1
Total class-specific expenses	$7,532	$952

See end of tables for footnote.

42	American Funds Portfolio Series

Preservation Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$2,788	$580		Not applicable
Class C	654	41		Not applicable
Class T	—	—	*	Not applicable
Class F-1	56	27		Not applicable
Class F-2	Not applicable	236		Not applicable
Class F-3	Not applicable	1		Not applicable
Class 529-A	253	61		$59
Class 529-C	76	5		4
Class 529-E	15	1		2
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	10		12
Class 529-F-3	Not applicable	—	*	—	*
Class ABLE-A	1	—	*	—	*
Class ABLE-F-2	Not applicable	—	*	—	*
Class R-1	3	—	*	Not applicable
Class R-2	71	33		Not applicable
Class R-2E	2	1		Not applicable
Class R-3	69	19		Not applicable
Class R-4	18	6		Not applicable
Class R-5E	Not applicable	3		Not applicable
Class R-5	Not applicable	2		Not applicable
Class R-6	Not applicable	—	*	Not applicable
Total class-specific expenses	$4,006	$1,026		$77

Tax-Exempt Preservation Portfolio

Share class	Distribution services	Transfer agent services
Class A	$777	$78
Class C	169	5
Class T	—	—	*
Class F-1	8	4
Class F-2	Not applicable	78
Class F-3	Not applicable	—	*
Total class-specific expenses	$954	$165

*	Amount less than one thousand.

American Funds Portfolio Series	43

Miscellaneous fee reimbursement — CRMC reimbursed a portion of miscellaneous fees and expenses for Tax-Exempt Preservation Portfolio. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended April 30, 2022, total fees and expenses reimbursed by CRMC were $4,000. CRMC may recoup all or a portion of this reimbursement by the end of the current fiscal year. Fees and expenses in the fund’s statement of operations are presented gross of the reimbursement from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Decrease in value of deferred amounts	Total trustees’ compensation
Global Growth Portfolio	$8	$(1)	$7
Growth Portfolio	21	(2)	19
Growth and Income Portfolio	21	(2)	19
Moderate Growth and Income Portfolio	18	(2)	16
Conservative Growth and Income Portfolio	10	(1)	9
Tax-Aware Conservative Growth and Income Portfolio	7	(1)	6
Preservation Portfolio	4	— *	4
Tax-Exempt Preservation Portfolio	1	— *	1

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

8. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2022, as follows (dollars in thousands):

	Purchases	Sales
Global Growth Portfolio	$582,129	$77,171
Growth Portfolio	1,734,799	38,159
Growth and Income Portfolio	1,223,190	40,857
Moderate Growth and Income Portfolio	947,157	62,399
Conservative Growth and Income Portfolio	730,107	172,827
Tax-Aware Conservative Growth and Income Portfolio	521,563	16,740
Preservation Portfolio	185,502	242,191
Tax-Exempt Preservation Portfolio	34,798	119,152

44	American Funds Portfolio Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Portfolio

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Class A	$247,016	10,920	$110,731		4,564		$(221,737)	(9,878)	$136,010	5,606
Class C	36,382	1,657	14,690		619		(57,858)	(2,649)	(6,786)	(373)
Class T	—	—	—		—		—	—	—	—
Class F-1	6,936	303	2,479		102		(11,580)	(521)	(2,165)	(116)
Class F-2	151,035	6,492	28,597		1,174		(129,416)	(5,837)	50,216	1,829
Class F-3	34,538	1,579	8,906		367		(15,823)	(702)	27,621	1,244
Class 529-A	61,981	2,735	22,533		931		(31,718)	(1,414)	52,796	2,252
Class 529-C	5,623	250	1,657		70		(10,225)	(461)	(2,945)	(141)
Class 529-E	2,093	93	674		28		(1,332)	(62)	1,435	59
Class 529-T	—	—	1		—	†	—	—	1	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	18,090	797	3,747		154		(4,108)	(181)	17,729	770
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class ABLE-A	609	27	72		3		(83)	(4)	598	26
Class ABLE-F-2	120	6	7		—	†	—	—	127	6
Class R-1	489	22	159		7		(627)	(27)	21	2
Class R-2	14,523	665	3,789		161		(17,351)	(782)	961	44
Class R-2E	697	30	205		9		(671)	(30)	231	9
Class R-3	13,950	628	2,756		115		(12,385)	(551)	4,321	192
Class R-4	5,277	235	1,576		65		(4,084)	(179)	2,769	121
Class R-5E	4,743	208	645		27		(970)	(44)	4,418	191
Class R-5	1,519	68	568		23		(784)	(34)	1,303	57
Class R-6	11,521	501	5,019		204		(13,307)	(578)	3,233	127
Total net increase (decrease)	$617,142	27,216	$208,811		8,623		$(534,059)	(23,934)	$291,894	11,905

Year ended October 31, 2021

Class A	$671,469	28,902	$21,383		978		$(372,659)	(16,012)	$320,193	13,868
Class C	91,181	4,010	2,500		116		(115,208)	(5,052)	(21,527)	(926)
Class T	—	—	—		—		—	—	—	—
Class F-1	21,260	921	840		38		(62,544)	(2,703)	(40,444)	(1,744)
Class F-2	258,656	11,034	5,550		253		(114,783)	(4,877)	149,423	6,410
Class F-3	94,879	4,090	1,800		82		(40,945)	(1,774)	55,734	2,398
Class 529-A	133,986	5,774	4,164		191		(58,007)	(2,505)	80,143	3,460
Class 529-C	13,786	599	284		13		(18,071)	(793)	(4,001)	(181)
Class 529-E	3,634	158	107		5		(2,281)	(97)	1,460	66
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	(9)	— †	(9)	— †
Class 529-F-2	34,735	1,487	671		31		(7,515)	(321)	27,891	1,197
Class 529-F-3	30	1	—	†	—	†	(30)	(1)	— †	— †
Class ABLE-A	816	35	10		1		(142)	(6)	684	30
Class ABLE-F-2	118	5	—	†	—	†	(1)	— †	117	5
Class R-1	1,729	76	31		1		(2,658)	(115)	(898)	(38)
Class R-2	31,638	1,396	610		29		(31,617)	(1,393)	631	32
Class R-2E	1,291	56	35		2		(1,978)	(89)	(652)	(31)
Class R-3	26,701	1,160	427		20		(18,801)	(819)	8,327	361
Class R-4	11,337	490	313		14		(6,044)	(257)	5,606	247
Class R-5E	7,672	330	115		5		(3,211)	(134)	4,576	201
Class R-5	3,387	145	137		6		(2,080)	(87)	1,444	64
Class R-6	38,122	1,614	1,145		52		(18,002)	(771)	21,265	895
Total net increase (decrease)	$1,446,427	62,283	$40,122		1,837		$(876,586)	(37,806)	$609,963	26,314

See end of tables for footnotes.

American Funds Portfolio Series	45

Growth Portfolio

	Sales*				Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Class A	$1,007,937		41,021		$312,989		11,749		$(551,486)	(22,509)	$769,440	30,261
Class C	133,149		5,595		49,070		1,894		(157,094)	(6,583)	25,125	906
Class T	—		—		—		—		—	—	—	—
Class F-1	20,331		831		4,170		156		(12,812)	(526)	11,689	461
Class F-2	194,238		7,823		45,469		1,699		(153,404)	(6,293)	86,303	3,229
Class F-3	46,231		1,867		10,492		393		(23,879)	(979)	32,844	1,281
Class 529-A	223,031		8,994		67,018		2,520		(83,120)	(3,399)	206,929	8,115
Class 529-C	19,628		816		5,103		197		(25,709)	(1,064)	(978)	(51)
Class 529-E	6,504		264		2,496		95		(2,555)	(104)	6,445	255
Class 529-T	—		—		1		—	†	—	—	1	— †
Class 529-F-1	—		—		—	†	—	†	—	—	— †	— †
Class 529-F-2	44,615		1,793		10,523		395		(28,652)	(1,216)	26,486	972
Class 529-F-3	—		—		—	†	1		—	—	— †	1
Class ABLE-A	2,085		85		236		9		(132)	(6)	2,189	88
Class ABLE-F-2	115		5		5		—	†	(16)	(1)	104	4
Class R-1	3,678		151		1,529		59		(1,838)	(78)	3,369	132
Class R-2	31,600		1,330		10,568		408		(39,010)	(1,594)	3,158	144
Class R-2E	464		19		479		18		(3,487)	(134)	(2,544)	(97)
Class R-3	34,128		1,408		7,727		293		(28,031)	(1,163)	13,824	538
Class R-4	15,864		631		3,084		116		(19,554)	(772)	(606)	(25)
Class R-5E	18,111		736		1,467		55		(5,530)	(225)	14,048	566
Class R-5	3,323		137		1,414		53		(5,252)	(211)	(515)	(21)
Class R-6	27,742		1,101		6,779		253		(15,222)	(611)	19,299	743
Total net increase (decrease)	$1,832,774		74,607		$540,619		20,363		$(1,156,783)	(47,468)	$1,216,610	47,502

Year ended October 31, 2021

Class A	$1,752,518		70,734		$238,104		10,406		$(921,918)	(37,331)	$1,068,704	43,809
Class C	240,207		9,947		37,904		1,689		(289,963)	(11,996)	(11,852)	(360)
Class T	—		—		—		—		—	—	—	—
Class F-1	32,713		1,328		4,503		197		(63,709)	(2,599)	(26,493)	(1,074)
Class F-2	353,933		14,213		32,994		1,436		(188,924)	(7,625)	198,003	8,024
Class F-3	91,640		3,728		6,885		300		(37,454)	(1,519)	61,071	2,509
Class 529-A	364,788		14,777		49,738		2,178		(157,232)	(6,343)	257,294	10,612
Class 529-C	34,818		1,438		4,269		190		(53,650)	(2,221)	(14,563)	(593)
Class 529-E	13,761		564		1,721		76		(5,173)	(207)	10,309	433
Class 529-T	—		—		1		—	†	—	—	1	— †
Class 529-F-1	—	†	—	†	—	†	—	†	(37)	(2)	(37)	(2)
Class 529-F-2	74,572		2,992		6,945		304		(24,347)	(971)	57,170	2,325
Class 529-F-3	—		—		—	†	—	†	—	—	— †	— †
Class ABLE-A	2,548		104		117		5		(246)	(10)	2,419	99
Class ABLE-F-2	106		5		1		—	†	(19)	(1)	88	4
Class R-1	7,515		306		1,010		45		(3,960)	(164)	4,565	187
Class R-2	68,916		2,843		7,923		354		(70,046)	(2,895)	6,793	302
Class R-2E	3,175		128		377		17		(3,269)	(139)	283	6
Class R-3	63,701		2,601		5,648		248		(51,712)	(2,116)	17,637	733
Class R-4	18,059		739		2,760		121		(17,727)	(719)	3,092	141
Class R-5E	17,739		715		1,021		45		(12,880)	(548)	5,880	212
Class R-5	6,670		265		1,176		51		(5,896)	(239)	1,950	77
Class R-6	52,163		2,091		5,036		219		(35,657)	(1,480)	21,542	830
Total net increase (decrease)	$3,199,542		129,518		$408,133		17,881		$(1,943,819)	(79,125)	$1,663,856	68,274

See end of tables for footnotes.

46	American Funds Portfolio Series

Growth and Income Portfolio

	Sales*				Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Class A	$941,186		51,024		$447,381		23,455		$(557,342)	(30,288)	$831,225	44,191
Class C	115,172		6,299		60,662		3,195		(177,358)	(9,684)	(1,524)	(190)
Class T	—		—		—		—		—	—	—	—
Class F-1	29,621		1,602		9,565		501		(24,417)	(1,326)	14,769	777
Class F-2	222,907		12,114		58,015		3,039		(176,049)	(9,565)	104,873	5,588
Class F-3	75,587		4,073		13,335		700		(29,465)	(1,624)	59,457	3,149
Class 529-A	102,248		5,519		47,444		2,489		(54,577)	(2,941)	95,115	5,067
Class 529-C	11,602		630		3,662		192		(18,388)	(989)	(3,124)	(167)
Class 529-E	2,966		161		1,833		96		(2,556)	(134)	2,243	123
Class 529-T	—		—		1		—	†	—	—	1	— †
Class 529-F-1	—		—		1		—	†	—	—	1	— †
Class 529-F-2	22,729		1,218		5,540		291		(7,709)	(416)	20,560	1,093
Class 529-F-3	—		—		1		—	†	—	—	1	— †
Class ABLE-A	1,459		79		235		12		(219)	(12)	1,475	79
Class ABLE-F-2	168		9		11		1		(8)	— †	171	10
Class R-1	2,039		113		991		52		(1,334)	(75)	1,696	90
Class R-2	18,389		1,010		8,221		433		(20,851)	(1,143)	5,759	300
Class R-2E	838		45		910		48		(3,572)	(188)	(1,824)	(95)
Class R-3	22,475		1,221		7,213		379		(22,005)	(1,190)	7,683	410
Class R-4	10,133		543		3,869		203		(12,246)	(680)	1,756	66
Class R-5E	6,910		374		855		45		(872)	(47)	6,893	372
Class R-5	5,141		276		1,531		80		(4,385)	(231)	2,287	125
Class R-6	55,476		3,043		17,608		922		(32,843)	(1,784)	40,241	2,181
Total net increase (decrease)	$1,647,046		89,353		$688,884		36,133		$(1,146,196)	(62,317)	$1,189,734	63,169

Year ended October 31, 2021

Class A	$1,847,594		100,769		$305,202		17,514		$(963,612)	(52,733)	$1,189,184	65,550
Class C	237,963		13,113		43,006		2,513		(343,690)	(18,917)	(62,721)	(3,291)
Class T	—		—		—		—		—	—	—	—
Class F-1	61,741		3,379		8,113		468		(99,465)	(5,515)	(29,611)	(1,668)
Class F-2	401,972		21,881		39,013		2,229		(211,569)	(11,583)	229,416	12,527
Class F-3	129,708		7,165		6,874		390		(27,849)	(1,525)	108,733	6,030
Class 529-A	188,752		10,314		32,543		1,870		(106,134)	(5,781)	115,161	6,403
Class 529-C	19,200		1,057		2,813		164		(36,044)	(1,980)	(14,031)	(759)
Class 529-E	7,399		400		1,274		73		(5,113)	(275)	3,560	198
Class 529-T	—		—		1		—	†	—	—	1	— †
Class 529-F-1	—	†	—	†	—	†	—	†	(118)	(7)	(118)	(7)
Class 529-F-2	35,848		1,954		3,366		192		(12,562)	(680)	26,652	1,466
Class 529-F-3	—		—		—	†	—	†	—	—	— †	— †
Class ABLE-A	1,844		101		123		7		(356)	(19)	1,611	89
Class ABLE-F-2	136		7		3		—	†	(6)	— †	133	7
Class R-1	4,538		251		610		36		(3,298)	(183)	1,850	104
Class R-2	37,497		2,072		5,544		325		(44,455)	(2,455)	(1,414)	(58)
Class R-2E	6,432		352		594		35		(5,246)	(287)	1,780	100
Class R-3	49,678		2,750		4,865		281		(35,004)	(1,925)	19,539	1,106
Class R-4	17,606		961		2,828		163		(15,342)	(830)	5,092	294
Class R-5E	6,122		336		654		38		(7,747)	(443)	(971)	(69)
Class R-5	11,266		605		1,023		58		(4,899)	(262)	7,390	401
Class R-6	106,071		5,748		12,266		700		(57,098)	(3,121)	61,239	3,327
Total net increase (decrease)	$3,171,367		173,215		$470,715		27,056		$(1,979,607)	(108,521)	$1,662,475	91,750

See end of tables for footnotes.

American Funds Portfolio Series	47

Moderate Growth and Income Portfolio

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Class A	$843,026	46,795	$374,666		20,282		$(502,664)	(27,954)	$715,028	39,123
Class C	97,629	5,453	51,458		2,798		(151,913)	(8,500)	(2,826)	(249)
Class T	—	—	—		—		—	—	—	—
Class F-1	10,779	594	5,657		306		(18,004)	(1,005)	(1,568)	(105)
Class F-2	191,608	10,628	53,460		2,890		(154,371)	(8,600)	90,697	4,918
Class F-3	72,582	4,044	13,086		708		(31,786)	(1,789)	53,882	2,963
Class 529-A	59,740	3,303	26,659		1,443		(47,926)	(2,638)	38,473	2,108
Class 529-C	6,994	388	2,421		131		(13,115)	(723)	(3,700)	(204)
Class 529-E	3,590	201	816		44		(2,275)	(126)	2,131	119
Class 529-T	—	—	1		—	†	—	—	1	— †
Class 529-F-1	—	—	1		—	†	—	—	1	— †
Class 529-F-2	14,727	805	4,008		217		(5,900)	(327)	12,835	695
Class 529-F-3	—	—	1		—	†	—	—	1	— †
Class ABLE-A	1,402	77	179		10		(216)	(12)	1,365	75
Class ABLE-F-2	142	7	12		1		(4)	— †	150	8
Class R-1	1,403	79	484		26		(2,920)	(167)	(1,033)	(62)
Class R-2	13,723	775	5,717		311		(15,759)	(876)	3,681	210
Class R-2E	1,036	56	473		26		(4,788)	(266)	(3,279)	(184)
Class R-3	17,751	990	6,783		367		(34,669)	(1,936)	(10,135)	(579)
Class R-4	11,015	612	4,392		237		(29,861)	(1,706)	(14,454)	(857)
Class R-5E	3,994	223	738		40		(1,142)	(64)	3,590	199
Class R-5	9,152	506	1,309		71		(3,846)	(207)	6,615	370
Class R-6	63,409	3,546	24,152		1,305		(48,569)	(2,707)	38,992	2,144
Total net increase (decrease)	$1,423,702	79,082	$576,473		31,213		$(1,069,728)	(59,603)	$930,447	50,692

Year ended October 31, 2021

Class A	$1,749,040	97,468	$185,383		10,663		$(874,355)	(48,928)	$1,060,068	59,203
Class C	225,525	12,676	22,791		1,335		(290,496)	(16,346)	(42,180)	(2,335)
Class T	—	—	—		—		—	—	—	—
Class F-1	28,098	1,581	3,789		219		(73,640)	(4,160)	(41,753)	(2,360)
Class F-2	375,815	20,954	27,717		1,588		(216,399)	(12,013)	187,133	10,529
Class F-3	127,750	7,145	5,572		318		(32,209)	(1,799)	101,113	5,664
Class 529-A	134,435	7,521	13,517		778		(86,096)	(4,802)	61,856	3,497
Class 529-C	15,669	880	1,209		71		(29,791)	(1,666)	(12,913)	(715)
Class 529-E	3,059	172	406		23		(2,752)	(154)	713	41
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	(119)	(7)	(119)	(7)
Class 529-F-2	28,827	1,597	1,869		107		(13,035)	(723)	17,661	981
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class ABLE-A	1,612	90	68		4		(219)	(12)	1,461	82
Class ABLE-F-2	158	9	3		—	†	(2)	— †	159	9
Class R-1	2,051	115	204		12		(2,198)	(124)	57	3
Class R-2	29,970	1,691	2,500		146		(32,447)	(1,829)	23	8
Class R-2E	3,437	192	230		13		(4,115)	(234)	(448)	(29)
Class R-3	42,746	2,396	3,514		204		(45,542)	(2,557)	718	43
Class R-4	21,487	1,205	2,560		148		(33,729)	(1,898)	(9,682)	(545)
Class R-5E	6,759	382	406		24		(6,773)	(391)	392	15
Class R-5	5,971	329	726		42		(5,056)	(281)	1,641	90
Class R-6	118,156	6,589	13,416		768		(83,491)	(4,686)	48,081	2,671
Total net increase (decrease)	$2,920,565	162,992	$285,880		16,463		$(1,832,464)	(102,610)	$1,373,981	76,845

See end of tables for footnotes.

48	American Funds Portfolio Series

Conservative Growth and Income Portfolio

	Sales*				Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Class A	$614,335		44,854		$175,121		12,641		$(358,203)	(26,202)	$431,253	31,293
Class C	73,556		5,400		20,958		1,519		(88,840)	(6,540)	5,674	379
Class T	—		—		—		—		—	—	—	—
Class F-1	9,505		691		2,701		195		(9,361)	(686)	2,845	200
Class F-2	130,065		9,539		18,727		1,351		(66,185)	(4,854)	82,607	6,036
Class F-3	33,068		2,422		3,552		257		(19,858)	(1,457)	16,762	1,222
Class 529-A	45,765		3,342		9,679		699		(30,040)	(2,184)	25,404	1,857
Class 529-C	5,213		382		968		70		(6,321)	(462)	(140)	(10)
Class 529-E	738		54		316		23		(879)	(65)	175	12
Class 529-T	—		—		—	†	—	†	—	—	— †	— †
Class 529-F-1	—		—		—	†	—	†	—	—	— †	— †
Class 529-F-2	7,076		517		1,771		128		(5,890)	(428)	2,957	217
Class 529-F-3	—		—		—	†	—	†	—	—	— †	— †
Class ABLE-A	585		42		73		5		(152)	(11)	506	36
Class ABLE-F-2	60		4		2		—	†	(1)	— †	61	4
Class R-1	356		26		73		6		(53)	(4)	376	28
Class R-2	6,137		453		1,384		100		(7,052)	(518)	469	35
Class R-2E	39		3		25		2		(80)	(6)	(16)	(1)
Class R-3	9,116		668		1,361		98		(6,386)	(470)	4,091	296
Class R-4	4,644		341		1,154		83		(2,888)	(214)	2,910	210
Class R-5E	1,557		113		208		15		(494)	(36)	1,271	92
Class R-5	3,750		267		369		26		(1,883)	(138)	2,236	155
Class R-6	18,122		1,321		2,966		214		(9,388)	(684)	11,700	851
Total net increase (decrease)	$963,687		70,439		$241,408		17,432		$(613,954)	(44,959)	$591,141	42,912

Year ended October 31, 2021

Class A	$1,148,896		84,889		$222,004		16,969		$(604,588)	(44,942)	$766,312	56,916
Class C	163,347		12,132		28,870		2,230		(185,868)	(13,875)	6,349	487
Class T	—		—		—		—		—	—	—	—
Class F-1	16,428		1,215		4,450		341		(38,450)	(2,857)	(17,572)	(1,301)
Class F-2	190,057		14,029		22,902		1,746		(112,359)	(8,373)	100,600	7,402
Class F-3	43,547		3,242		3,903		297		(18,949)	(1,410)	28,501	2,129
Class 529-A	93,537		6,917		12,119		927		(56,541)	(4,193)	49,115	3,651
Class 529-C	11,733		871		1,365		105		(13,378)	(994)	(280)	(18)
Class 529-E	3,409		252		397		31		(1,996)	(148)	1,810	135
Class 529-T	—		—		1		—	†	—	—	1	— †
Class 529-F-1	—	†	—	†	1		—	†	(9)	(1)	(8)	(1)
Class 529-F-2	17,561		1,295		2,167		165		(9,407)	(698)	10,321	762
Class 529-F-3	—		—		1		—	†	—	—	1	— †
Class ABLE-A	888		66		70		5		(150)	(11)	808	60
Class ABLE-F-2	26		2		1		—	†	(2)	— †	25	2
Class R-1	348		26		98		8		(483)	(37)	(37)	(3)
Class R-2	11,451		855		2,025		156		(13,597)	(1,016)	(121)	(5)
Class R-2E	494		37		25		2		(107)	(8)	412	31
Class R-3	13,611		1,018		1,879		145		(12,828)	(956)	2,662	207
Class R-4	7,611		566		1,720		132		(12,404)	(943)	(3,073)	(245)
Class R-5E	1,676		124		335		26		(4,097)	(313)	(2,086)	(163)
Class R-5	3,188		240		383		29		(2,923)	(217)	648	52
Class R-6	33,152		2,454		3,693		282		(23,366)	(1,737)	13,479	999
Total net increase (decrease)	$1,760,960		130,230		$308,409		23,596		$(1,111,502)	(82,729)	$957,867	71,097

See end of tables for footnotes.

American Funds Portfolio Series	49

Tax-Aware Conservative Growth and Income Portfolio

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Class A	$451,020	28,452	$55,257	3,436	$(174,358)	(11,110)	$331,919	20,778
Class C	44,921	2,853	5,296	331	(44,068)	(2,818)	6,149	366
Class T	—	—	—	—	—	—	—	—
Class F-1	52,389	3,288	4,742	295	(35,918)	(2,283)	21,213	1,300
Class F-2	98,816	6,215	8,265	514	(44,366)	(2,823)	62,715	3,906
Class F-3	29,518	1,871	1,861	116	(12,268)	(790)	19,111	1,197
Total net increase (decrease)	$676,664	42,679	$75,421	4,692	$(310,978)	(19,824)	$441,107	27,547

Year ended October 31, 2021

Class A	$788,967	50,615	$65,483	4,293	$(248,659)	(16,072)	$605,791	38,836
Class C	92,424	5,976	6,407	425	(71,670)	(4,673)	27,161	1,728
Class T	—	—	—	—	—	—	—	—
Class F-1	72,487	4,663	6,112	402	(64,150)	(4,158)	14,449	907
Class F-2	165,325	10,606	9,051	591	(57,979)	(3,758)	116,397	7,439
Class F-3	34,892	2,246	2,061	135	(9,661)	(626)	27,292	1,755
Total net increase (decrease)	$1,154,095	74,106	$89,114	5,846	$(452,119)	(29,287)	$791,090	50,665

See end of tables for footnotes.

50	American Funds Portfolio Series

Preservation Portfolio

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Class A	$382,375	38,108	$13,192		1,316		$(407,971)	(40,718)	$(12,404)	(1,294)
Class C	16,899	1,690	519		52		(32,622)	(3,260)	(15,204)	(1,518)
Class T	—	—	—		—		—	—	—	—
Class F-1	2,945	294	304		30		(16,933)	(1,685)	(13,684)	(1,361)
Class F-2	239,177	23,974	3,469		346		(248,589)	(25,098)	(5,943)	(778)
Class F-3	26,198	2,622	675		68		(24,171)	(2,441)	2,702	249
Class 529-A	31,152	3,109	1,467		146		(35,447)	(3,529)	(2,828)	(274)
Class 529-C	2,821	282	59		6		(4,625)	(461)	(1,745)	(173)
Class 529-E	612	61	36		3		(1,319)	(131)	(671)	(67)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	9,608	958	363		36		(8,578)	(852)	1,393	142
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class ABLE-A	245	23	6		1		(113)	(11)	138	13
Class ABLE-F-2	—	—	—	†	—	†	(47)	(5)	(47)	(5)
Class R-1	33	3	3		—	†	(32)	(3)	4	— †
Class R-2	3,327	335	76		8		(2,540)	(255)	863	88
Class R-2E	1,069	107	4		—	†	(1,156)	(116)	(83)	(9)
Class R-3	6,502	653	163		16		(5,872)	(585)	793	84
Class R-4	1,490	149	108		11		(2,498)	(251)	(900)	(91)
Class R-5E	748	75	27		3		(510)	(51)	265	27
Class R-5	4,363	431	55		5		(2,397)	(236)	2,021	200
Class R-6	5,003	496	341		34		(14,518)	(1,447)	(9,174)	(917)
Total net increase (decrease)	$734,567	73,370	$20,867		2,081		$(809,938)	(81,135)	$(54,504)	(5,684)

Year ended October 31, 2021

Class A	$973,218	94,665	$34,054		3,310		$(871,189)	(84,759)	$136,083	13,216
Class C	52,978	5,159	2,117		206		(83,060)	(8,101)	(27,965)	(2,736)
Class T	—	—	—		—		—	—	—	—
Class F-1	28,752	2,791	1,136		110		(41,326)	(4,016)	(11,438)	(1,115)
Class F-2	271,928	26,417	9,000		875		(262,693)	(25,536)	18,235	1,756
Class F-3	193,305	18,813	2,319		226		(172,326)	(16,846)	23,298	2,193
Class 529-A	76,712	7,465	3,995		389		(73,536)	(7,155)	7,171	699
Class 529-C	7,365	718	249		24		(11,702)	(1,140)	(4,088)	(398)
Class 529-E	2,484	242	118		11		(3,314)	(322)	(712)	(69)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	— †	— †	— †	— †
Class 529-F-2	16,919	1,646	853		83		(12,465)	(1,212)	5,307	517
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class ABLE-A	535	52	11		2		(223)	(22)	323	32
Class ABLE-F-2	125	12	1		—	†	(5)	— †	121	12
Class R-1	107	11	9		1		(422)	(41)	(306)	(29)
Class R-2	8,018	783	286		28		(13,190)	(1,287)	(4,886)	(476)
Class R-2E	146	14	14		1		(642)	(62)	(482)	(47)
Class R-3	14,849	1,446	476		46		(14,843)	(1,446)	482	46
Class R-4	6,721	653	320		31		(8,182)	(796)	(1,141)	(112)
Class R-5E	1,825	177	58		6		(1,325)	(128)	558	55
Class R-5	4,600	447	137		13		(5,108)	(497)	(371)	(37)
Class R-6	27,447	2,669	965		94		(27,347)	(2,661)	1,065	102
Total net increase (decrease)	$1,688,034	164,180	$56,118		5,456		$(1,602,898)	(156,027)	$141,254	13,609

See end of tables for footnotes.

American Funds Portfolio Series	51

Tax-Exempt Preservation Portfolio

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Class A	$93,988	9,564	$2,921	296	$(113,995)	(11,685)	$(17,086)	(1,825)
Class C	1,761	180	78	8	(6,531)	(668)	(4,692)	(480)
Class T	—	—	—	—	—	—	—	—
Class F-1	903	91	36	4	(2,487)	(254)	(1,548)	(159)
Class F-2	22,509	2,282	973	99	(65,162)	(6,636)	(41,680)	(4,255)
Class F-3	6,308	636	239	24	(27,280)	(2,768)	(20,733)	(2,108)
Total net increase (decrease)	$125,469	12,753	$4,247	431	$(215,455)	(22,011)	$(85,739)	(8,827)

Year ended October 31, 2021

Class A	$231,578	23,000	$4,662	464	$(134,444)	(13,364)	$101,796	10,100
Class C	10,495	1,044	139	14	(12,632)	(1,258)	(1,998)	(200)
Class T	—	—	—	—	—	—	—	—
Class F-1	4,068	403	66	7	(5,643)	(560)	(1,509)	(150)
Class F-2	107,258	10,659	1,703	169	(49,800)	(4,950)	59,161	5,878
Class F-3	38,356	3,809	391	38	(15,359)	(1,526)	23,388	2,321
Total net increase (decrease)	$391,755	38,915	$6,961	692	$(217,878)	(21,658)	$180,838	17,949

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

52	American Funds Portfolio Series

Financial highlights

Global Growth Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2022[6,7]	$25.43	$.10	$(5.35)	$(5.25)	$(.10)	$(.71)	$(.81)	$19.37	(21.29)%[8]	$2,754		.36%[9]		.36%[9]		.79%[9]		.93%[9]
10/31/2021	18.70	.06	6.84	6.90	(.06)	(.11)	(.17)	25.43	37.07	3,473		.37		.37		.80		.25
10/31/2020	17.19	.14	2.24	2.38	(.16)	(.71)	(.87)	18.70	14.09	2,294		.38		.38		.82		.83
10/31/2019	16.01	.17	1.82	1.99	(.16)	(.65)	(.81)	17.19	13.55	2,042		.40		.40		.83		1.04
10/31/2018	17.37	.11	(.42)	(.31)	(.12)	(.93)	(1.05)	16.01	(2.09)	1,737		.39		.39		.83		.63
10/31/2017	14.29	.16	3.44	3.60	(.15)	(.37)	(.52)	17.37	26.05	1,471		.35		.35		.79		1.02
Class C:
4/30/2022[6,7]	24.81	.02	(5.23)	(5.21)	—	(.71)	(.71)	18.89	(21.59)[8]	390		1.11	[9]	1.11	[9]	1.54	[9]	.18	[9]
10/31/2021	18.33	(.11)	6.70	6.59	—	(.11)	(.11)	24.81	36.07	522		1.10		1.10		1.53		(.47)
10/31/2020	16.87	.02	2.18	2.20	(.03)	(.71)	(.74)	18.33	13.25	402		1.13		1.13		1.57		.10
10/31/2019	15.71	.05	1.81	1.86	(.05)	(.65)	(.70)	16.87	12.74	384		1.15		1.15		1.58		.31
10/31/2018	17.08	(.02)	(.42)	(.44)	— [10]	(.93)	(.93)	15.71	(2.85)	350		1.12		1.12		1.56		(.11)
10/31/2017	14.05	.04	3.40	3.44	(.04)	(.37)	(.41)	17.08	25.16	295		1.11		1.11		1.55		.28
Class T:
4/30/2022[6,7]	25.49	.14	(5.36)	(5.22)	(.16)	(.71)	(.87)	19.40	(21.18)[8,11]	—	[12]	.10	[9,11]	.10	[9,11]	.53	[9,11]	1.21	[9,11]
10/31/2021	18.74	.12	6.84	6.96	(.10)	(.11)	(.21)	25.49	37.36 [11]	—	[12]	.13	[11]	.13	[11]	.56	[11]	.50	[11]
10/31/2020	17.22	.19	2.24	2.43	(.20)	(.71)	(.91)	18.74	14.39 [11]	—	[12]	.14	[11]	.14	[11]	.58	[11]	1.11	[11]
10/31/2019	16.04	.22	1.82	2.04	(.21)	(.65)	(.86)	17.22	13.87 [11]	—	[12]	.15	[11]	.15	[11]	.58	[11]	1.35	[11]
10/31/2018	17.40	.17	(.45)	(.28)	(.15)	(.93)	(1.08)	16.04	(1.86)[11]	—	[12]	.10	[11]	.10	[11]	.54	[11]	.99	[11]
10/31/2017[7,13]	15.06	.05	2.29	2.34	—	—	—	17.40	15.54 [8,11]	—	[12]	.12	[9,11]	.12	[9,11]	.56	[9,11]	.52	[9,11]
Class F-1:
4/30/2022[6,7]	25.47	.11	(5.38)	(5.27)	(.09)	(.71)	(.80)	19.40	(21.32)[8]	57		.38	[9]	.38	[9]	.81	[9]	.93	[9]
10/31/2021	18.73	.08	6.83	6.91	(.06)	(.11)	(.17)	25.47	37.05	78		.38		.38		.81		.34
10/31/2020	17.21	.14	2.25	2.39	(.16)	(.71)	(.87)	18.73	14.14	90		.38		.38		.82		.83
10/31/2019	16.02	.17	1.83	2.00	(.16)	(.65)	(.81)	17.21	13.59	82		.40		.40		.83		1.07
10/31/2018	17.39	.11	(.44)	(.33)	(.11)	(.93)	(1.04)	16.02	(2.15)	75		.38		.38		.82		.61
10/31/2017	14.30	.15	3.45	3.60	(.14)	(.37)	(.51)	17.39	26.01	58		.39		.39		.83		.99
Class F-2:
4/30/2022[6,7]	25.58	.14	(5.39)	(5.25)	(.16)	(.71)	(.87)	19.46	(21.20)[8]	641		.12	[9]	.12	[9]	.55	[9]	1.20	[9]
10/31/2021	18.79	.12	6.88	7.00	(.10)	(.11)	(.21)	25.58	37.50	795		.11		.11		.54		.49
10/31/2020	17.27	.19	2.24	2.43	(.20)	(.71)	(.91)	18.79	14.36	464		.12		.12		.56		1.10
10/31/2019	16.08	.22	1.83	2.05	(.21)	(.65)	(.86)	17.27	13.89	422		.14		.14		.57		1.34
10/31/2018	17.44	.14	(.42)	(.28)	(.15)	(.93)	(1.08)	16.08	(1.88)	395		.13		.13		.57		.84
10/31/2017	14.34	.17	3.48	3.65	(.18)	(.37)	(.55)	17.44	26.37	249		.13		.13		.57		1.10
Class F-3:
4/30/2022[6,7]	25.54	.14	(5.36)	(5.22)	(.19)	(.71)	(.90)	19.42	(21.17)[8]	217		.01	[9]	.01	[9]	.44	[9]	1.25	[9]
10/31/2021	18.76	.14	6.87	7.01	(.12)	(.11)	(.23)	25.54	37.62	254		.01		.01		.44		.58
10/31/2020	17.24	.17	2.28	2.45	(.22)	(.71)	(.93)	18.76	14.51	142		.02		.02		.46		.98
10/31/2019	16.06	.23	1.83	2.06	(.23)	(.65)	(.88)	17.24	13.98	74		.02		.02		.45		1.41
10/31/2018	17.41	.13	(.39)	(.26)	(.16)	(.93)	(1.09)	16.06	(1.74)	62		.02		.02		.46		.75
10/31/2017[7,14]	14.50	.06	2.85	2.91	—	—	—	17.41	20.07 [8]	15		.02	[9]	.02	[9]	.46	[9]	.51	[9]

See end of tables for footnotes.

American Funds Portfolio Series	53

Financial highlights (continued)

Global Growth Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/2022[6,7]	$25.38	$.10	$(5.34)	$(5.24)	$(.10)	$(.71)	$(.81)	$19.33	(21.30)%[8]	$576		.39%[9]		.39%[9]		.82%[9]		.89%[9]
10/31/2021	18.66	.05	6.84	6.89	(.06)	(.11)	(.17)	25.38	37.08	699		.40		.40		.83		.22
10/31/2020	17.16	.13	2.23	2.36	(.15)	(.71)	(.86)	18.66	14.03	449		.42		.42		.86		.75
10/31/2019	15.98	.16	1.83	1.99	(.16)	(.65)	(.81)	17.16	13.56	346		.44		.44		.87		.99
10/31/2018	17.35	.10	(.43)	(.33)	(.11)	(.93)	(1.04)	15.98	(2.17)	279		.41		.41		.85		.60
10/31/2017	14.27	.15	3.44	3.59	(.14)	(.37)	(.51)	17.35	26.04	218		.40		.40		.84		.96
Class 529-C:
4/30/2022[6,7]	24.80	.02	(5.23)	(5.21)	—	(.71)	(.71)	18.88	(21.60)[8]	42		1.15	[9]	1.15	[9]	1.58	[9]	.16	[9]
10/31/2021	18.33	(.12)	6.70	6.58	—	(.11)	(.11)	24.80	36.02	59		1.15		1.15		1.58		(.52)
10/31/2020	16.87	.03	2.16	2.19	(.02)	(.71)	(.73)	18.33	13.17	47		1.19		1.19		1.63		.19
10/31/2019	15.71	.04	1.80	1.84	(.03)	(.65)	(.68)	16.87	12.64	79		1.21		1.21		1.64		.27
10/31/2018	17.08	(.03)	(.41)	(.44)	—	(.93)	(.93)	15.71	(2.87)	74		1.18		1.18		1.62		(.16)
10/31/2017	14.03	.03	3.40	3.43	(.01)	(.37)	(.38)	17.08	25.05	71		1.19		1.19		1.63		.17
Class 529-E:
4/30/2022[6,7]	25.20	.07	(5.31)	(5.24)	(.04)	(.71)	(.75)	19.21	(21.39)[8]	18		.62	[9]	.62	[9]	1.05	[9]	.66	[9]
10/31/2021	18.54	— [10]	6.78	6.78	(.01)	(.11)	(.12)	25.20	36.73	22		.62		.62		1.05		—	[15]
10/31/2020	17.06	.10	2.21	2.31	(.12)	(.71)	(.83)	18.54	13.78	15		.63		.63		1.07		.58
10/31/2019	15.89	.13	1.82	1.95	(.13)	(.65)	(.78)	17.06	13.30	13		.65		.65		1.08		.80
10/31/2018	17.25	.06	(.41)	(.35)	(.08)	(.93)	(1.01)	15.89	(2.33)	11		.64		.64		1.08		.35
10/31/2017	14.19	.11	3.42	3.53	(.10)	(.37)	(.47)	17.25	25.71	9		.64		.64		1.08		.69
Class 529-T:
4/30/2022[6,7]	25.48	.13	(5.36)	(5.23)	(.15)	(.71)	(.86)	19.39	(21.23)[8,11]	—	[12]	.15	[9,11]	.15	[9,11]	.58	[9,11]	1.13	[9,11]
10/31/2021	18.73	.10	6.85	6.95	(.09)	(.11)	(.20)	25.48	37.32 [11]	—	[12]	.18	[11]	.18	[11]	.61	[11]	.44	[11]
10/31/2020	17.21	.18	2.24	2.42	(.19)	(.71)	(.90)	18.73	14.36 [11]	—	[12]	.19	[11]	.19	[11]	.63	[11]	1.02	[11]
10/31/2019	16.03	.21	1.82	2.03	(.20)	(.65)	(.85)	17.21	13.80 [11]	—	[12]	.19	[11]	.19	[11]	.62	[11]	1.27	[11]
10/31/2018	17.39	.15	(.44)	(.29)	(.14)	(.93)	(1.07)	16.03	(1.92)[11]	—	[12]	.17	[11]	.17	[11]	.61	[11]	.89	[11]
10/31/2017[7,13]	15.06	.04	2.29	2.33	—	—	—	17.39	15.47 [8,11]	—	[12]	.19	[9,11]	.19	[9,11]	.63	[9,11]	.45	[9,11]
Class 529-F-1:
4/30/2022[6,7]	25.48	.12	(5.36)	(5.24)	(.14)	(.71)	(.85)	19.39	(21.23)[8,11]	—	[12]	.19	[9,11]	.19	[9,11]	.62	[9,11]	1.09	[9,11]
10/31/2021	18.75	.10	6.86	6.96	(.12)	(.11)	(.23)	25.48	37.32 [11]	—	[12]	.19	[11]	.19	[11]	.62	[11]	.43	[11]
10/31/2020	17.23	.17	2.25	2.42	(.19)	(.71)	(.90)	18.75	14.35 [11]	—	[12]	.18	[11]	.18	[11]	.62	[11]	.97	[11]
10/31/2019	16.06	.19	1.83	2.02	(.20)	(.65)	(.85)	17.23	13.75	40		.20		.20		.63		1.18
10/31/2018	17.41	.14	(.42)	(.28)	(.14)	(.93)	(1.07)	16.06	(1.87)	29		.18		.18		.62		.79
10/31/2017	14.32	.18	3.45	3.63	(.17)	(.37)	(.54)	17.41	26.25	17		.18		.18		.62		1.15
Class 529-F-2:
4/30/2022[6,7]	25.44	.13	(5.35)	(5.22)	(.15)	(.71)	(.86)	19.36	(21.20)[8]	96		.13	[9]	.13	[9]	.56	[9]	1.12	[9]
10/31/2021	18.70	.10	6.85	6.95	(.10)	(.11)	(.21)	25.44	37.36	106		.17		.17		.60		.43
10/31/2020[7,16]	18.70	—	—	—	—	—	—	18.70	—	56		—		—		—		—

See end of tables for footnotes.

54	American Funds Portfolio Series

Financial highlights (continued)

Global Growth Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-F-3:
4/30/2022[6,7]	$25.44	$.14	$(5.35)	$(5.21)	$(.17)	$(.71)	$(.88)	$19.35	(21.18)%[8]	$—	[12]	.07%[9]		.07%[9]		.50%[9]		1.21%[9]
10/31/2021	18.70	.19	6.78	6.97	(.12)	(.11)	(.23)	25.44	37.51	—	[12]	.11		.07		.50		.79
10/31/2020[7,16]	18.70	—	—	—	—	—	—	18.70	—	—	[12]	—		—		—		—
Class ABLE-A:
4/30/2022[6,7]	25.34	.11	(5.32)	(5.21)	(.14)	(.71)	(.85)	19.28	(21.25)[8]	2		.30	[9]	.25	[9]	.68	[9]	.97	[9]
10/31/2021	18.60	.09	6.83	6.92	(.07)	(.11)	(.18)	25.34	37.37	2		.24		.18		.61		.40
10/31/2020	17.12	.11	2.26	2.37	(.18)	(.71)	(.89)	18.60	14.11	1		.42		.35		.79		.63
10/31/2019	16.00	.09	1.90	1.99	(.22)	(.65)	(.87)	17.12	13.57	1		.43		.36		.79		.56
10/31/2018[7,17]	17.48	.01	(1.49)	(1.48)	—	—	—	16.00	(8.47)[8,11]	—	[12]	.08	[8,11]	.06	[8,11]	.50	[8,11]	.04	[8,11]
Class ABLE-F-2:
4/30/2022[6,7]	25.44	.11	(5.32)	(5.21)	(.17)	(.71)	(.88)	19.35	(21.18)[8]	—	[12]	.12	[9]	.06	[9]	.49	[9]	1.02	[9]
10/31/2021	18.70	.10	6.87	6.97	(.12)	(.11)	(.23)	25.44	37.51	—	[12]	.12		.05		.48		.40
10/31/2020[7,16]	18.70	—	—	—	—	—	—	18.70	—	—	[12]	—		—		—		—
Class R-1:
4/30/2022[6,7]	24.95	.03	(5.26)	(5.23)	—	(.71)	(.71)	19.01	(21.55)[8]	5		1.03	[9]	1.03	[9]	1.46	[9]	.28	[9]
10/31/2021	18.42	(.09)	6.73	6.64	—	(.11)	(.11)	24.95	36.17	6		1.02		1.02		1.45		(.38)
10/31/2020	16.95	.03	2.20	2.23	(.05)	(.71)	(.76)	18.42	13.37	5		1.06		1.06		1.50		.16
10/31/2019	15.78	.05	1.82	1.87	(.05)	(.65)	(.70)	16.95	12.74	5		1.10		1.10		1.53		.32
10/31/2018	17.16	(.02)	(.41)	(.43)	(.02)	(.93)	(.95)	15.78	(2.78)	5		1.10		1.10		1.54		(.10)
10/31/2017	14.08	.03	3.42	3.45	—	(.37)	(.37)	17.16	25.12	3		1.12		1.12		1.56		.19
Class R-2:
4/30/2022[6,7]	24.72	.02	(5.21)	(5.19)	—	(.71)	(.71)	18.82	(21.59)[8]	103		1.11	[9]	1.11	[9]	1.54	[9]	.19	[9]
10/31/2021	18.26	(.11)	6.68	6.57	—	(.11)	(.11)	24.72	36.10	134		1.10		1.10		1.53		(.47)
10/31/2020	16.82	.02	2.18	2.20	(.05)	(.71)	(.76)	18.26	13.27	98		1.11		1.11		1.55		.11
10/31/2019	15.67	.05	1.80	1.85	(.05)	(.65)	(.70)	16.82	12.72	89		1.12		1.12		1.55		.33
10/31/2018	17.03	(.01)	(.42)	(.43)	— [10]	(.93)	(.93)	15.67	(2.79)	74		1.11		1.11		1.55		(.08)
10/31/2017	14.03	.04	3.38	3.42	(.05)	(.37)	(.42)	17.03	25.10	67		1.10		1.10		1.54		.26
Class R-2E:
4/30/2022[6,7]	25.09	.05	(5.29)	(5.24)	(.01)	(.71)	(.72)	19.13	(21.48)[8]	5		.82	[9]	.82	[9]	1.25	[9]	.44	[9]
10/31/2021	18.48	(.03)	6.75	6.72	—	(.11)	(.11)	25.09	36.49	7		.82		.82		1.25		(.15)
10/31/2020	16.99	.06	2.21	2.27	(.07)	(.71)	(.78)	18.48	13.57	6		.82		.82		1.26		.33
10/31/2019	15.86	.10	1.82	1.92	(.14)	(.65)	(.79)	16.99	13.13	5		.83		.83		1.26		.60
10/31/2018	17.24	.02	(.41)	(.39)	(.06)	(.93)	(.99)	15.86	(2.55)	4		.82		.82		1.26		.10
10/31/2017	14.27	.08	3.43	3.51	(.17)	(.37)	(.54)	17.24	25.48	1		.81		.81		1.25		.49

See end of tables for footnotes.

American Funds Portfolio Series	55

Financial highlights (continued)

Global Growth Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class R-3:
4/30/2022[6,7]	$25.19	$.07	$(5.31)	$(5.24)	$(.04)	$(.71)	$(.75)	$19.20	(21.42)%[8]	$75		.65%[9]		.65%[9]		1.08%[9]		.63%[9]
10/31/2021	18.53	(.01)	6.79	6.78	(.01)	(.11)	(.12)	25.19	36.73	94		.65		.65		1.08		(.03)
10/31/2020	17.05	.09	2.21	2.30	(.11)	(.71)	(.82)	18.53	13.72	62		.67		.67		1.11		.51
10/31/2019	15.88	.12	1.82	1.94	(.12)	(.65)	(.77)	17.05	13.28	52		.67		.67		1.10		.76
10/31/2018	17.24	.06	(.42)	(.36)	(.07)	(.93)	(1.00)	15.88	(2.37)	45		.67		.67		1.11		.33
10/31/2017	14.19	.10	3.42	3.52	(.10)	(.37)	(.47)	17.24	25.64	36		.66		.66		1.10		.65
Class R-4:
4/30/2022[6,7]	25.39	.11	(5.35)	(5.24)	(.11)	(.71)	(.82)	19.33	(21.30)[8]	40		.33	[9]	.33	[9]	.76	[9]	.94	[9]
10/31/2021	18.67	.06	6.84	6.90	(.07)	(.11)	(.18)	25.39	37.12	49		.34		.34		.77		.27
10/31/2020	17.17	.15	2.23	2.38	(.17)	(.71)	(.88)	18.67	14.13	32		.35		.35		.79		.89
10/31/2019	15.99	.17	1.83	2.00	(.17)	(.65)	(.82)	17.17	13.59	24		.37		.37		.80		1.05
10/31/2018	17.34	.11	(.42)	(.31)	(.11)	(.93)	(1.04)	15.99	(2.05)	22		.37		.37		.81		.62
10/31/2017	14.27	.15	3.44	3.59	(.15)	(.37)	(.52)	17.34	26.03	17		.36		.36		.80		1.00
Class R-5E:
4/30/2022[6,7]	25.40	.12	(5.33)	(5.21)	(.16)	(.71)	(.87)	19.32	(21.22)[8]	17		.16	[9]	.16	[9]	.59	[9]	1.07	[9]
10/31/2021	18.67	.10	6.84	6.94	(.10)	(.11)	(.21)	25.40	37.39	18		.15		.15		.58		.44
10/31/2020	17.17	.16	2.25	2.41	(.20)	(.71)	(.91)	18.67	14.31	9		.16		.16		.60		.91
10/31/2019	16.00	.17	1.86	2.03	(.21)	(.65)	(.86)	17.17	13.89	6		.16		.16		.59		1.02
10/31/2018	17.37	.06	(.34)	(.28)	(.16)	(.93)	(1.09)	16.00	(1.90)	3		.17		.17		.61		.33
10/31/2017	14.26	.20	3.44	3.64	(.16)	(.37)	(.53)	17.37	26.42	—	[12]	.17		.10		.54		1.33
Class R-5:
4/30/2022[6,7]	25.72	.14	(5.41)	(5.27)	(.17)	(.71)	(.88)	19.57	(21.17)[8]	14		.06	[9]	.06	[9]	.49	[9]	1.21	[9]
10/31/2021	18.90	.13	6.91	7.04	(.11)	(.11)	(.22)	25.72	37.49	17		.06		.06		.49		.55
10/31/2020	17.36	.20	2.26	2.46	(.21)	(.71)	(.92)	18.90	14.47	11		.07		.07		.51		1.14
10/31/2019	16.16	.23	1.84	2.07	(.22)	(.65)	(.87)	17.36	13.94	9		.08		.08		.51		1.38
10/31/2018	17.52	.17	(.44)	(.27)	(.16)	(.93)	(1.09)	16.16	(1.83)	8		.08		.08		.52		.99
10/31/2017	14.40	.20	3.47	3.67	(.18)	(.37)	(.55)	17.52	26.46	8		.07		.07		.51		1.25
Class R-6:
4/30/2022[6,7]	25.79	.14	(5.41)	(5.27)	(.19)	(.71)	(.90)	19.62	(21.16)[8]	114		.01	[9]	.01	[9]	.44	[9]	1.27	[9]
10/31/2021	18.94	.14	6.94	7.08	(.12)	(.11)	(.23)	25.79	37.63	146		.01		.01		.44		.60
10/31/2020	17.40	.21	2.26	2.47	(.22)	(.71)	(.93)	18.94	14.49	91		.02		.02		.46		1.18
10/31/2019	16.20	.22	1.85	2.07	(.22)	(.65)	(.87)	17.40	13.98	79		.03		.03		.46		1.36
10/31/2018	17.55	.17	(.43)	(.26)	(.16)	(.93)	(1.09)	16.20	(1.73)	56		.02		.02		.46		.99
10/31/2017	14.43	.21	3.47	3.68	(.19)	(.37)	(.56)	17.55	26.45	49		.03		.03		.47		1.31

See end of tables for footnotes.

56	American Funds Portfolio Series

Financial highlights (continued)

Growth Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2022[6,7]	$27.69	$.04	$(5.69)	$(5.65)	$(.01)	$(.90)	$(.91)	$21.13	(21.09)%[8]		$7,860		.36%[9]		.36%[9]		.73%[9]		.36%[9]
10/31/2021	20.30	.06	8.12	8.18	(.10)	(.69)	(.79)	27.69	41.12		9,462		.36		.36		.73		.25
10/31/2020	18.76	.14	2.50	2.64	(.16)	(.94)	(1.10)	20.30	14.43		6,049		.38		.38		.74		.71
10/31/2019	17.89	.16	1.70	1.86	(.16)	(.83)	(.99)	18.76	11.42		4,894		.40		.40		.78		.87
10/31/2018	18.13	.12	.26	.38	(.13)	(.49)	(.62)	17.89	2.02		3,973		.36		.36		.74		.65
10/31/2017	15.21	.16	3.41	3.57	(.15)	(.50)	(.65)	18.13	24.39		3,364		.33		.33		.72		.97
Class C:
4/30/2022[6,7]	26.98	(.05)	(5.53)	(5.58)	—	(.90)	(.90)	20.50	(21.38)[8]		1,145		1.10	[9]	1.10	[9]	1.47	[9]	(.38)[9]
10/31/2021	19.86	(.12)	7.93	7.81	—	(.69)	(.69)	26.98	40.02		1,483		1.10		1.10		1.47		(.47)
10/31/2020	18.38	— [10]	2.45	2.45	(.03)	(.94)	(.97)	19.86	13.62		1,099		1.12		1.12		1.48		—	[15]
10/31/2019	17.54	.03	1.67	1.70	(.03)	(.83)	(.86)	18.38	10.55		990		1.14		1.14		1.52		.14
10/31/2018	17.78	(.02)	.27	.25	— [10]	(.49)	(.49)	17.54	1.34		858		1.12		1.12		1.50		(.09)
10/31/2017	14.94	.03	3.35	3.38	(.04)	(.50)	(.54)	17.78	23.37		761		1.11		1.11		1.50		.20
Class T:
4/30/2022[6,7]	27.74	.08	(5.70)	(5.62)	(.06)	(.90)	(.96)	21.16	(20.97)[8,11]		—	[12]	.09	[9,11]	.09	[9,11]	.46	[9,11]	.65	[9,11]
10/31/2021	20.34	.13	8.11	8.24	(.15)	(.69)	(.84)	27.74	41.37	[11]	—	[12]	.13	[11]	.13	[11]	.50	[11]	.50	[11]
10/31/2020	18.78	.20	2.51	2.71	(.21)	(.94)	(1.15)	20.34	14.79	[11]	—	[12]	.13	[11]	.13	[11]	.49	[11]	1.03	[11]
10/31/2019	17.92	.21	1.68	1.89	(.20)	(.83)	(1.03)	18.78	11.66	[11]	—	[12]	.14	[11]	.14	[11]	.52	[11]	1.19	[11]
10/31/2018	18.15	.18	.25	.43	(.17)	(.49)	(.66)	17.92	2.30	[11]	—	[12]	.10	[11]	.10	[11]	.48	[11]	.96	[11]
10/31/2017[7,13]	16.00	.04	2.11	2.15	—	—	—	18.15	13.44	[8,11]	—	[12]	.11	[9,11]	.11	[9,11]	.50	[9,11]	.45	[9,11]
Class F-1:
4/30/2022[6,7]	27.68	.04	(5.69)	(5.65)	—	(.90)	(.90)	21.13	(21.09)[8]		107		.38	[9]	.38	[9]	.75	[9]	.34	[9]
10/31/2021	20.30	.08	8.09	8.17	(.10)	(.69)	(.79)	27.68	41.05		127		.37		.37		.74		.31
10/31/2020	18.75	.14	2.51	2.65	(.16)	(.94)	(1.10)	20.30	14.48		115		.38		.38		.74		.73
10/31/2019	17.88	.16	1.70	1.86	(.16)	(.83)	(.99)	18.75	11.40		101		.39		.39		.77		.92
10/31/2018	18.11	.12	.26	.38	(.12)	(.49)	(.61)	17.88	2.03		92		.38		.38		.76		.65
10/31/2017	15.20	.15	3.40	3.55	(.14)	(.50)	(.64)	18.11	24.25		78		.39		.39		.78		.93
Class F-2:
4/30/2022[6,7]	27.86	.08	(5.73)	(5.65)	(.07)	(.90)	(.97)	21.24	(21.01)[8]		1,050		.12	[9]	.12	[9]	.49	[9]	.61	[9]
10/31/2021	20.42	.12	8.16	8.28	(.15)	(.69)	(.84)	27.86	41.43		1,287		.11		.11		.48		.49
10/31/2020	18.86	.18	2.53	2.71	(.21)	(.94)	(1.15)	20.42	14.74		779		.12		.12		.48		.96
10/31/2019	17.98	.20	1.71	1.91	(.20)	(.83)	(1.03)	18.86	11.73		614		.12		.12		.50		1.12
10/31/2018	18.21	.16	.26	.42	(.16)	(.49)	(.65)	17.98	2.27		474		.12		.12		.50		.84
10/31/2017	15.27	.18	3.44	3.62	(.18)	(.50)	(.68)	18.21	24.66		294		.13		.13		.52		1.11
Class F-3:
4/30/2022[6,7]	27.81	.09	(5.71)	(5.62)	(.09)	(.90)	(.99)	21.20	(20.94)[8]		248		.01	[9]	.01	[9]	.38	[9]	.70	[9]
10/31/2021	20.38	.14	8.15	8.29	(.17)	(.69)	(.86)	27.81	41.58		290		.01		.01		.38		.55
10/31/2020	18.82	.20	2.53	2.73	(.23)	(.94)	(1.17)	20.38	14.89		161		.01		.01		.37		1.06
10/31/2019	17.95	.21	1.71	1.92	(.22)	(.83)	(1.05)	18.82	11.81		125		.02		.02		.40		1.16
10/31/2018	18.17	.15	.30	.45	(.18)	(.49)	(.67)	17.95	2.42		78		.02		.02		.40		.78
10/31/2017[7,14]	15.59	.06	2.52	2.58	—	—	—	18.17	16.55	[8]	24		.02	[9]	.02	[9]	.41	[9]	.46	[9]

See end of tables for footnotes.

American Funds Portfolio Series	57

Financial highlights (continued)

Growth Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/2022[6,7]	$27.63	$.04	$(5.68)	$(5.64)	$— [10]	$(.90)	$(.90)	$21.09	(21.08)%[8]		$1,699		.39%[9]		.39%[9]		.76%[9]		.32%[9]
10/31/2021	20.26	.05	8.11	8.16	(.10)	(.69)	(.79)	27.63	41.07		2,002		.39		.39		.76		.21
10/31/2020	18.73	.12	2.51	2.63	(.16)	(.94)	(1.10)	20.26	14.37		1,253		.42		.42		.78		.64
10/31/2019	17.87	.15	1.69	1.84	(.15)	(.83)	(.98)	18.73	11.33		912		.44		.44		.82		.82
10/31/2018	18.11	.11	.26	.37	(.12)	(.49)	(.61)	17.87	2.00		712		.41		.41		.79		.60
10/31/2017	15.19	.14	3.42	3.56	(.14)	(.50)	(.64)	18.11	24.36		567		.38		.38		.77		.87
Class 529-C:
4/30/2022[6,7]	26.94	(.05)	(5.52)	(5.57)	—	(.90)	(.90)	20.47	(21.37)[8]		117		1.15	[9]	1.15	[9]	1.52	[9]	(.42)[9]
10/31/2021	19.84	(.12)	7.91	7.79	—	(.69)	(.69)	26.94	39.96		156		1.14		1.14		1.51		(.51)
10/31/2020	18.36	.02	2.41	2.43	(.01)	(.94)	(.95)	19.84	13.53		127		1.18		1.18		1.54		.08
10/31/2019	17.51	.02	1.67	1.69	(.01)	(.83)	(.84)	18.36	10.51		196		1.19		1.19		1.57		.11
10/31/2018	17.77	(.03)	.26	.23	—	(.49)	(.49)	17.51	1.22		182		1.18		1.18		1.56		(.15)
10/31/2017	14.94	.02	3.35	3.37	(.04)	(.50)	(.54)	17.77	23.32		184		1.18		1.18		1.57		.10
Class 529-E:
4/30/2022[6,7]	27.39	.01	(5.62)	(5.61)	—	(.90)	(.90)	20.88	(21.16)[8]		62		.61	[9]	.61	[9]	.98	[9]	.11	[9]
10/31/2021	20.10	(.01)	8.04	8.03	(.05)	(.69)	(.74)	27.39	40.74		74		.61		.61		.98		(.02)
10/31/2020	18.59	.09	2.48	2.57	(.12)	(.94)	(1.06)	20.10	14.16		46		.63		.63		.99		.48
10/31/2019	17.73	.11	1.69	1.80	(.11)	(.83)	(.94)	18.59	11.15		39		.64		.64		1.02		.63
10/31/2018	17.98	.07	.25	.32	(.08)	(.49)	(.57)	17.73	1.73		31		.63		.63		1.01		.38
10/31/2017	15.09	.10	3.40	3.50	(.11)	(.50)	(.61)	17.98	24.01		26		.64		.64		1.03		.63
Class 529-T:
4/30/2022[6,7]	27.73	.07	(5.70)	(5.63)	(.05)	(.90)	(.95)	21.15	(21.01)[8,11]		—	[12]	.15	[9,11]	.15	[9,11]	.52	[9,11]	.58	[9,11]
10/31/2021	20.33	.11	8.12	8.23	(.14)	(.69)	(.83)	27.73	41.33	[11]	—	[12]	.17	[11]	.17	[11]	.54	[11]	.44	[11]
10/31/2020	18.78	.18	2.51	2.69	(.20)	(.94)	(1.14)	20.33	14.69	[11]	—	[12]	.18	[11]	.18	[11]	.54	[11]	.94	[11]
10/31/2019	17.91	.20	1.69	1.89	(.19)	(.83)	(1.02)	18.78	11.64	[11]	—	[12]	.18	[11]	.18	[11]	.56	[11]	1.12	[11]
10/31/2018	18.14	.16	.26	.42	(.16)	(.49)	(.65)	17.91	2.25	[11]	—	[12]	.17	[11]	.17	[11]	.55	[11]	.88	[11]
10/31/2017[7,13]	16.00	.04	2.10	2.14	—	—	—	18.14	13.38	[8,11]	—	[12]	.18	[9,11]	.18	[9,11]	.57	[9,11]	.38	[9,11]
Class 529-F-1:
4/30/2022[6,7]	27.76	.07	(5.70)	(5.63)	(.05)	(.90)	(.95)	21.18	(20.99)[8,11]		—	[12]	.19	[9,11]	.19	[9,11]	.56	[9,11]	.54	[9,11]
10/31/2021	20.37	.10	8.14	8.24	(.16)	(.69)	(.85)	27.76	41.34	[11]	—	[12]	.18	[11]	.18	[11]	.55	[11]	.41	[11]
10/31/2020	18.82	.17	2.52	2.69	(.20)	(.94)	(1.14)	20.37	14.67	[11]	—	[12]	.18	[11]	.18	[11]	.54	[11]	.89	[11]
10/31/2019	17.95	.18	1.71	1.89	(.19)	(.83)	(1.02)	18.82	11.62		115		.19		.19		.57		1.02
10/31/2018	18.18	.15	.27	.42	(.16)	(.49)	(.65)	17.95	2.23		78		.18		.18		.56		.81
10/31/2017	15.25	.17	3.43	3.60	(.17)	(.50)	(.67)	18.18	24.55		56		.18		.18		.57		1.01
Class 529-F-2:
4/30/2022[6,7]	27.69	.07	(5.68)	(5.61)	(.06)	(.90)	(.96)	21.12	(20.98)[8]		241		.13	[9]	.13	[9]	.50	[9]	.59	[9]
10/31/2021	20.30	.11	8.11	8.22	(.14)	(.69)	(.83)	27.69	41.36		289		.16		.16		.53		.42
10/31/2020[7,16]	20.30	—	—	—	—	—	—	20.30	—		165		—		—		—		—

See end of tables for footnotes.

58	American Funds Portfolio Series

Financial highlights (continued)

Growth Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-F-3:
4/30/2022[6,7]	$27.68	$.08	$(5.68)	$(5.60)	$(.08)	$(.90)	$(.98)	$21.10	(20.97)%[8]	$—	[12]	.07%[9]		.07%[9]		.44%[9]		.66%[9]
10/31/2021	20.30	.14	8.10	8.24	(.17)	(.69)	(.86)	27.68	41.48	—	[12]	.11		.07		.44		.55
10/31/2020[7,16]	20.30	—	—	—	—	—	—	20.30	—	—	[12]	—		—		—		—
Class ABLE-A:
4/30/2022[6,7]	27.59	.05	(5.66)	(5.61)	(.04)	(.90)	(.94)	21.04	(21.03)[8]	7		.32	[9]	.26	[9]	.63	[9]	.42 [9]
10/31/2021	20.21	.09	8.09	8.18	(.11)	(.69)	(.80)	27.59	41.33	6		.24		.18		.55		.35
10/31/2020	18.69	.11	2.53	2.64	(.18)	(.94)	(1.12)	20.21	14.48	3		.41		.35		.71		.57
10/31/2019	17.88	.10	1.75	1.85	(.21)	(.83)	(1.04)	18.69	11.45	1		.43		.36		.74		.53
10/31/2018[7,17]	19.28	.01	(1.41)	(1.40)	—	—	—	17.88	(7.26)[8]	—	[12]	.11	[8]	.09	[8]	.47	[8]	.05 [8]
Class ABLE-F-2:
4/30/2022[6,7]	27.71	.07	(5.68)	(5.61)	(.08)	(.90)	(.98)	21.12	(20.99)[8]	—	[12]	.11	[9]	.05	[9]	.42	[9]	.59 [9]
10/31/2021	20.30	.09	8.18	8.27	(.17)	(.69)	(.86)	27.71	41.63	—	[12]	.11		.04		.41		.34
10/31/2020[7,16]	20.30	—	—	—	—	—	—	20.30	—	—	[12]	—		—		—		—
Class R-1:
4/30/2022[6,7]	27.05	(.05)	(5.55)	(5.60)	—	(.90)	(.90)	20.55	(21.40)[8]	37		1.11	[9]	1.11	[9]	1.48	[9]	(.38)[9]
10/31/2021	19.91	(.12)	7.95	7.83	—	(.69)	(.69)	27.05	40.02	45		1.10		1.10		1.47		(.50)
10/31/2020	18.44	— [10]	2.46	2.46	(.05)	(.94)	(.99)	19.91	13.64	29		1.11		1.11		1.47		(.03)
10/31/2019	17.62	.02	1.69	1.71	(.06)	(.83)	(.89)	18.44	10.59	23		1.11		1.11		1.49		.10
10/31/2018	17.87	(.03)	.28	.25	(.01)	(.49)	(.50)	17.62	1.31	16		1.11		1.11		1.49		(.18)
10/31/2017	15.00	.03	3.37	3.40	(.03)	(.50)	(.53)	17.87	23.36	9		1.11		1.11		1.50		.21
Class R-2:
4/30/2022[6,7]	26.96	(.04)	(5.54)	(5.58)	—	(.90)	(.90)	20.48	(21.40)[8]	247		1.11	[9]	1.11	[9]	1.48	[9]	(.37)[9]
10/31/2021	19.84	(.11)	7.92	7.81	—	(.69)	(.69)	26.96	40.07	321		1.09		1.09		1.46		(.47)
10/31/2020	18.37	— [10]	2.45	2.45	(.04)	(.94)	(.98)	19.84	13.64	230		1.10		1.10		1.46		.02
10/31/2019	17.53	.03	1.67	1.70	(.03)	(.83)	(.86)	18.37	10.60	200		1.10		1.10		1.48		.17
10/31/2018	17.78	(.02)	.27	.25	(.01)	(.49)	(.50)	17.53	1.33	162		1.10		1.10		1.48		(.09)
10/31/2017	14.95	.03	3.35	3.38	(.05)	(.50)	(.55)	17.78	23.36	139		1.10		1.10		1.49		.16
Class R-2E:
4/30/2022[6,7]	27.22	— [10]	(5.60)	(5.60)	—	(.90)	(.90)	20.72	(21.26)[8]	9		.83	[9]	.83	[9]	1.20	[9]	(.02)[9]
10/31/2021	19.98	(.04)	7.98	7.94	(.01)	(.69)	(.70)	27.22	40.44	15		.81		.81		1.18		(.15)
10/31/2020	18.50	.07	2.44	2.51	(.09)	(.94)	(1.03)	19.98	13.89	10		.82		.82		1.18		.36
10/31/2019	17.65	.07	1.70	1.77	(.09)	(.83)	(.92)	18.50	10.97	10		.82		.82		1.20		.39
10/31/2018	17.91	.04	.25	.29	(.06)	(.49)	(.55)	17.65	1.57	8		.82		.82		1.20		.20
10/31/2017	15.08	.07	3.38	3.45	(.12)	(.50)	(.62)	17.91	23.76	6		.81		.81		1.20		.42

See end of tables for footnotes.

American Funds Portfolio Series	59

Financial highlights (continued)

Growth Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class R-3:
4/30/2022[6,7]	$27.42	$.01	$(5.63)	$(5.62)	$—	$(.90)	$(.90)	$20.90	(21.18)%[8]	$191	.65%[9]		.65%[9]		1.02%[9]		.07%[9]
10/31/2021	20.12	(.01)	8.05	8.04	(.05)	(.69)	(.74)	27.42	40.69	235	.65		.65		1.02		(.05)
10/31/2020	18.61	.08	2.49	2.57	(.12)	(.94)	(1.06)	20.12	14.12	158	.66		.66		1.02		.44
10/31/2019	17.75	.11	1.69	1.80	(.11)	(.83)	(.94)	18.61	11.09	129	.67		.67		1.05		.61
10/31/2018	17.99	.06	.27	.33	(.08)	(.49)	(.57)	17.75	1.76	107	.66		.66		1.04		.34
10/31/2017	15.11	.09	3.40	3.49	(.11)	(.50)	(.61)	17.99	23.95	88	.66		.66		1.05		.58
Class R-4:
4/30/2022[6,7]	27.64	.04	(5.68)	(5.64)	—	(.90)	(.90)	21.10	(21.08)[8]	77	.35	[9]	.35	[9]	.72	[9]	.36	[9]
10/31/2021	20.27	.07	8.09	8.16	(.10)	(.69)	(.79)	27.64	41.09	102	.35		.35		.72		.26
10/31/2020	18.73	.14	2.50	2.64	(.16)	(.94)	(1.10)	20.27	14.47	72	.36		.36		.72		.73
10/31/2019	17.86	.16	1.70	1.86	(.16)	(.83)	(.99)	18.73	11.44	60	.36		.36		.74		.92
10/31/2018	18.10	.12	.25	.37	(.12)	(.49)	(.61)	17.86	2.01	54	.36		.36		.74		.66
10/31/2017	15.18	.15	3.42	3.57	(.15)	(.50)	(.65)	18.10	24.40	48	.36		.36		.75		.91
Class R-5E:
4/30/2022[6,7]	27.67	.06	(5.68)	(5.62)	(.06)	(.90)	(.96)	21.09	(21.02)[8]	42	.15	[9]	.15	[9]	.52	[9]	.53	[9]
10/31/2021	20.29	.12	8.10	8.22	(.15)	(.69)	(.84)	27.67	41.36	40	.15		.15		.52		.48
10/31/2020	18.75	.16	2.53	2.69	(.21)	(.94)	(1.15)	20.29	14.70	25	.16		.16		.52		.84
10/31/2019	17.88	.17	1.73	1.90	(.20)	(.83)	(1.03)	18.75	11.69	16	.16		.16		.54		.97
10/31/2018	18.13	.14	.27	.41	(.17)	(.49)	(.66)	17.88	2.22	9	.16		.16		.54		.75
10/31/2017	15.18	(.02)	3.63	3.61	(.16)	(.50)	(.66)	18.13	24.71	6	.17		.17		.56		(.14)
Class R-5:
4/30/2022[6,7]	28.01	.08	(5.75)	(5.67)	(.08)	(.90)	(.98)	21.36	(20.97)[8]	31	.06	[9]	.06	[9]	.43	[9]	.68	[9]
10/31/2021	20.52	.14	8.20	8.34	(.16)	(.69)	(.85)	28.01	41.53	41	.06		.06		.43		.56
10/31/2020	18.95	.20	2.53	2.73	(.22)	(.94)	(1.16)	20.52	14.78	29	.06		.06		.42		1.04
10/31/2019	18.06	.22	1.71	1.93	(.21)	(.83)	(1.04)	18.95	11.78	24	.07		.07		.45		1.20
10/31/2018	18.28	.18	.26	.44	(.17)	(.49)	(.66)	18.06	2.36	26	.07		.07		.45		.93
10/31/2017	15.33	.20	3.44	3.64	(.19)	(.50)	(.69)	18.28	24.70	22	.07		.07		.46		1.21
Class R-6:
4/30/2022[6,7]	27.95	.09	(5.74)	(5.65)	(.09)	(.90)	(.99)	21.31	(20.94)[8]	158	.01	[9]	.01	[9]	.38	[9]	.71	[9]
10/31/2021	20.48	.15	8.18	8.33	(.17)	(.69)	(.86)	27.95	41.57	186	.01		.01		.38		.60
10/31/2020	18.91	.21	2.53	2.74	(.23)	(.94)	(1.17)	20.48	14.87	119	.02		.02		.38		1.08
10/31/2019	18.03	.21	1.72	1.93	(.22)	(.83)	(1.05)	18.91	11.81	132	.02		.02		.40		1.15
10/31/2018	18.25	.18	.27	.45	(.18)	(.49)	(.67)	18.03	2.40	87	.02		.02		.40		.94
10/31/2017	15.30	.20	3.44	3.64	(.19)	(.50)	(.69)	18.25	24.79	63	.02		.02		.41		1.21

See end of tables for footnotes.

60	American Funds Portfolio Series

Financial highlights (continued)

Growth and Income Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
4/30/2022[6,7]	$19.63	$.14	$(2.23)	$(2.09)	$(.14)	$(.74)	$(.88)	$16.66	(11.22)%[8]	$9,129		.34%[9]		.34%[9]		.67%[9]		1.50%[9]
10/31/2021	15.64	.23	4.44	4.67	(.26)	(.42)	(.68)	19.63	30.44	9,886		.34		.34		.66		1.24
10/31/2020	15.29	.28	.91	1.19	(.29)	(.55)	(.84)	15.64	7.92	6,851		.34		.34		.66		1.81
10/31/2019	14.63	.30	1.20	1.50	(.30)	(.54)	(.84)	15.29	11.02	6,248		.36		.36		.68		2.04
10/31/2018	15.06	.27	(.17)	.10	(.26)	(.27)	(.53)	14.63	.56	5,354		.35		.35		.68		1.74
10/31/2017	13.36	.27	2.02	2.29	(.27)	(.32)	(.59)	15.06	17.69	4,836		.33		.33		.66		1.91
Class C:
4/30/2022[6,7]	19.49	.07	(2.21)	(2.14)	(.07)	(.74)	(.81)	16.54	(11.52)[8]	1,261		1.07	[9]	1.07	[9]	1.40	[9]	.78	[9]
10/31/2021	15.53	.09	4.42	4.51	(.13)	(.42)	(.55)	19.49	29.51	1,489		1.07		1.07		1.39		.52
10/31/2020	15.19	.16	.90	1.06	(.17)	(.55)	(.72)	15.53	7.10	1,237		1.08		1.08		1.40		1.09
10/31/2019	14.54	.19	1.20	1.39	(.20)	(.54)	(.74)	15.19	10.20	1,262		1.09		1.09		1.41		1.31
10/31/2018	14.97	.15	(.16)	(.01)	(.15)	(.27)	(.42)	14.54	(.18)	1,155		1.09		1.09		1.42		1.00
10/31/2017	13.28	.16	2.01	2.17	(.16)	(.32)	(.48)	14.97	16.84	1,111		1.11		1.11		1.44		1.15
Class T:
4/30/2022[6,7]	19.63	.17	(2.22)	(2.05)	(.17)	(.74)	(.91)	16.67	(11.05)[8,11]	—	[12]	.07	[9,11]	.07	[9,11]	.40	[9,11]	1.80	[9,11]
10/31/2021	15.64	.28	4.43	4.71	(.30)	(.42)	(.72)	19.63	30.75 [11]	—	[12]	.09	[11]	.09	[11]	.41	[11]	1.50	[11]
10/31/2020	15.29	.32	.91	1.23	(.33)	(.55)	(.88)	15.64	8.21 [11]	—	[12]	.08	[11]	.08	[11]	.40	[11]	2.10	[11]
10/31/2019	14.63	.34	1.20	1.54	(.34)	(.54)	(.88)	15.29	11.33 [11]	—	[12]	.08	[11]	.08	[11]	.40	[11]	2.35	[11]
10/31/2018	15.06	.31	(.17)	.14	(.30)	(.27)	(.57)	14.63	.82 [11]	—	[12]	.08	[11]	.08	[11]	.41	[11]	2.02	[11]
10/31/2017[7,13]	13.85	.14	1.19	1.33	(.12)	—	(.12)	15.06	9.67 [8,11]	—	[12]	.11	[9,11]	.11	[9,11]	.44	[9,11]	1.66	[9,11]
Class F-1:
4/30/2022[6,7]	19.63	.13	(2.22)	(2.09)	(.14)	(.74)	(.88)	16.66	(11.23)[8]	196		.38	[9]	.38	[9]	.71	[9]	1.47	[9]
10/31/2021	15.64	.22	4.44	4.66	(.25)	(.42)	(.67)	19.63	30.39	215		.37		.37		.69		1.23
10/31/2020	15.29	.27	.91	1.18	(.28)	(.55)	(.83)	15.64	7.88	198		.37		.37		.69		1.78
10/31/2019	14.63	.30	1.20	1.50	(.30)	(.54)	(.84)	15.29	11.00	180		.38		.38		.70		2.01
10/31/2018	15.06	.26	(.16)	.10	(.26)	(.27)	(.53)	14.63	.53	156		.38		.38		.71		1.72
10/31/2017	13.35	.26	2.03	2.29	(.26)	(.32)	(.58)	15.06	17.72	150		.39		.39		.72		1.87
Class F-2:
4/30/2022[6,7]	19.66	.16	(2.23)	(2.07)	(.16)	(.74)	(.90)	16.69	(11.10)[8]	1,174		.12	[9]	.12	[9]	.45	[9]	1.73	[9]
10/31/2021	15.66	.27	4.45	4.72	(.30)	(.42)	(.72)	19.66	30.75	1,273		.11		.11		.43		1.47
10/31/2020	15.31	.31	.91	1.22	(.32)	(.55)	(.87)	15.66	8.15	818		.12		.12		.44		2.04
10/31/2019	14.65	.33	1.21	1.54	(.34)	(.54)	(.88)	15.31	11.27	714		.12		.12		.44		2.26
10/31/2018	15.08	.30	(.16)	.14	(.30)	(.27)	(.57)	14.65	.79	598		.12		.12		.45		1.94
10/31/2017	13.37	.29	2.04	2.33	(.30)	(.32)	(.62)	15.08	18.00	385		.13		.13		.46		2.08
Class F-3:
4/30/2022[6,7]	19.64	.17	(2.23)	(2.06)	(.17)	(.74)	(.91)	16.67	(11.07)[8]	281		.01	[9]	.01	[9]	.34	[9]	1.83	[9]
10/31/2021	15.64	.29	4.45	4.74	(.32)	(.42)	(.74)	19.64	30.92	269		.01		.01		.33		1.55
10/31/2020	15.30	.33	.90	1.23	(.34)	(.55)	(.89)	15.64	8.21	120		.01		.01		.33		2.15
10/31/2019	14.64	.35	1.20	1.55	(.35)	(.54)	(.89)	15.30	11.40	107		.01		.01		.33		2.36
10/31/2018	15.07	.31	(.16)	.15	(.31)	(.27)	(.58)	14.64	.89	70		.01		.01		.34		2.03
10/31/2017[7,14]	13.57	.19	1.50	1.69	(.19)	—	(.19)	15.07	12.57 [8]	28		.02	[9]	.02	[9]	.35	[9]	1.74	[9]

See end of tables for footnotes.

American Funds Portfolio Series	61

Financial highlights (continued)

Growth and Income Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2022[6,7]	$19.62	$.14	$(2.23)	$(2.09)	$(.14)	$(.74)	$(.88)	$16.65	(11.23)%[8]		$969		.36%[9]		.36%[9]		.69%[9]		1.49%[9]
10/31/2021	15.63	.22	4.45	4.67	(.26)	(.42)	(.68)	19.62	30.42		1,042		.37		.37		.69		1.22
10/31/2020	15.28	.27	.91	1.18	(.28)	(.55)	(.83)	15.63	7.89		730		.38		.38		.70		1.75
10/31/2019	14.62	.29	1.21	1.50	(.30)	(.54)	(.84)	15.28	10.99		591		.39		.39		.71		2.00
10/31/2018	15.05	.26	(.16)	.10	(.26)	(.27)	(.53)	14.62	.52		504		.39		.39		.72		1.70
10/31/2017	13.35	.26	2.02	2.28	(.26)	(.32)	(.58)	15.05	17.64		439		.39		.39		.72		1.85
Class 529-C:
4/30/2022[6,7]	19.53	.06	(2.20)	(2.14)	(.07)	(.74)	(.81)	16.58	(11.53)[8]		76		1.12	[9]	1.12	[9]	1.45	[9]	.71	[9]
10/31/2021	15.56	.08	4.42	4.50	(.11)	(.42)	(.53)	19.53	29.42		93		1.12		1.12		1.44		.46
10/31/2020	15.20	.17	.89	1.06	(.15)	(.55)	(.70)	15.56	7.09		86		1.14		1.14		1.46		1.14
10/31/2019	14.55	.18	1.20	1.38	(.19)	(.54)	(.73)	15.20	10.13		164		1.15		1.15		1.47		1.26
10/31/2018	14.98	.14	(.17)	(.03)	(.13)	(.27)	(.40)	14.55	(.27)		155		1.15		1.15		1.48		.92
10/31/2017	13.29	.15	2.01	2.16	(.15)	(.32)	(.47)	14.98	16.75		159		1.18		1.18		1.51		1.07
Class 529-E:
4/30/2022[6,7]	19.57	.12	(2.22)	(2.10)	(.12)	(.74)	(.86)	16.61	(11.31)[8]		38		.60	[9]	.60	[9]	.93	[9]	1.26	[9]
10/31/2021	15.59	.18	4.43	4.61	(.21)	(.42)	(.63)	19.57	30.14		42		.60		.60		.92		.99
10/31/2020	15.25	.24	.90	1.14	(.25)	(.55)	(.80)	15.59	7.59		31		.61		.61		.93		1.55
10/31/2019	14.59	.26	1.21	1.47	(.27)	(.54)	(.81)	15.25	10.77		27		.62		.62		.94		1.78
10/31/2018	15.02	.22	(.16)	.06	(.22)	(.27)	(.49)	14.59	.29		23		.62		.62		.95		1.46
10/31/2017	13.33	.23	2.00	2.23	(.22)	(.32)	(.54)	15.02	17.31		21		.64		.64		.97		1.61
Class 529-T:
4/30/2022[6,7]	19.63	.16	(2.22)	(2.06)	(.16)	(.74)	(.90)	16.67	(11.07)[8,11]		—	[12]	.12	[9,11]	.12	[9,11]	.45	[9,11]	1.73	[9,11]
10/31/2021	15.64	.27	4.44	4.71	(.30)	(.42)	(.72)	19.63	30.68	[11]	—	[12]	.14	[11]	.14	[11]	.46	[11]	1.45	[11]
10/31/2020	15.29	.31	.91	1.22	(.32)	(.55)	(.87)	15.64	8.15	[11]	—	[12]	.13	[11]	.13	[11]	.45	[11]	2.02	[11]
10/31/2019	14.63	.33	1.21	1.54	(.34)	(.54)	(.88)	15.29	11.26	[11]	—	[12]	.14	[11]	.14	[11]	.46	[11]	2.26	[11]
10/31/2018	15.06	.30	(.17)	.13	(.29)	(.27)	(.56)	14.63	.75	[11]	—	[12]	.15	[11]	.15	[11]	.48	[11]	1.94	[11]
10/31/2017[7,13]	13.85	.13	1.20	1.33	(.12)	—	(.12)	15.06	9.63	[8,11]	—	[12]	.18	[9,11]	.18	[9,11]	.51	[9,11]	1.59	[9,11]
Class 529-F-1:
4/30/2022[6,7]	19.64	.15	(2.22)	(2.07)	(.16)	(.74)	(.90)	16.67	(11.15)[8,11]		—	[12]	.19	[9,11]	.19	[9,11]	.52	[9,11]	1.66	[9,11]
10/31/2021	15.65	.23	4.47	4.70	(.29)	(.42)	(.71)	19.64	30.62	[11]	—	[12]	.17	[11]	.17	[11]	.49	[11]	1.27	[11]
10/31/2020	15.30	.30	.92	1.22	(.32)	(.55)	(.87)	15.65	8.14	[11]	—	[12]	.14	[11]	.14	[11]	.46	[11]	2.00	[11]
10/31/2019	14.64	.33	1.21	1.54	(.34)	(.54)	(.88)	15.30	11.25		56		.15		.15		.47		2.22
10/31/2018	15.07	.29	(.16)	.13	(.29)	(.27)	(.56)	14.64	.75		41		.15		.15		.48		1.92
10/31/2017	13.36	.29	2.03	2.32	(.29)	(.32)	(.61)	15.07	17.95		34		.18		.18		.51		2.05
Class 529-F-2:
4/30/2022[6,7]	19.63	.16	(2.23)	(2.07)	(.16)	(.74)	(.90)	16.66	(11.12)[8]		114		.11	[9]	.11	[9]	.44	[9]	1.73	[9]
10/31/2021	15.64	.27	4.44	4.71	(.30)	(.42)	(.72)	19.63	30.70		113		.13		.13		.45		1.45
10/31/2020[7,16]	15.64	—	—	—	—	—	—	15.64	—		67		—		—		—		—

See end of tables for footnotes.

62	American Funds Portfolio Series

Financial highlights (continued)

Growth and Income Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-F-3:
4/30/2022[6,7]	$19.63	$.16	$(2.21)	$(2.05)	$(.17)	$(.74)	$(.91)	$16.67	(11.05)%[8]	$—	[12]	.07%[9]		.07%[9]		.40%[9]		1.78%[9]
10/31/2021	15.64	.28	4.44	4.72	(.31)	(.42)	(.73)	19.63	30.78	—	[12]	.12		.07		.39		1.52
10/31/2020[7,16]	15.64	—	—	—	—	—	—	15.64	—	—	[12]	—		—		—		—
Class ABLE-A:
4/30/2022[6,7]	19.63	.14	(2.22)	(2.08)	(.15)	(.74)	(.89)	16.66	(11.19)[8]	5		.30	[9]	.24	[9]	.57	[9]	1.58	[9]
10/31/2021	15.63	.26	4.44	4.70	(.28)	(.42)	(.70)	19.63	30.69	5		.21		.15		.47		1.41
10/31/2020	15.27	.27	.92	1.19	(.28)	(.55)	(.83)	15.63	7.97	2		.39		.32		.64		1.74
10/31/2019	14.62	.27	1.23	1.50	(.31)	(.54)	(.85)	15.27	11.02	1		.40		.34		.66		1.84
10/31/2018[7,17]	15.52	.08	(.92)	(.84)	(.06)	—	(.06)	14.62	(5.45)[8]	—	[12]	.11	[8]	.09	[8]	.42	[8]	.50	[8]
Class ABLE-F-2:
4/30/2022[6,7]	19.64	.16	(2.21)	(2.05)	(.17)	(.74)	(.91)	16.68	(11.05)[8]	—	[12]	.10	[9]	.04	[9]	.37	[9]	1.80	[9]
10/31/2021	15.64	.30	4.43	4.73	(.31)	(.42)	(.73)	19.64	30.86	—	[12]	.09		.03		.35		1.59
10/31/2020[7,16]	15.64	—	—	—	—	—	—	15.64	—	—	[12]	—		—		—		—
Class R-1:
4/30/2022[6,7]	19.51	.07	(2.21)	(2.14)	(.07)	(.74)	(.81)	16.56	(11.51)[8]	22		1.08	[9]	1.08	[9]	1.41	[9]	.76	[9]
10/31/2021	15.55	.09	4.42	4.51	(.13)	(.42)	(.55)	19.51	29.48	24		1.09		1.09		1.41		.50
10/31/2020	15.21	.16	.91	1.07	(.18)	(.55)	(.73)	15.55	7.11	17		1.10		1.10		1.42		1.04
10/31/2019	14.57	.18	1.20	1.38	(.20)	(.54)	(.74)	15.21	10.14	14		1.11		1.11		1.43		1.24
10/31/2018	15.00	.14	(.15)	(.01)	(.15)	(.27)	(.42)	14.57	(.19)	9		1.10		1.10		1.43		.94
10/31/2017	13.30	.16	2.02	2.18	(.16)	(.32)	(.48)	15.00	16.86	8		1.11		1.11		1.44		1.13
Class R-2:
4/30/2022[6,7]	19.46	.07	(2.21)	(2.14)	(.07)	(.74)	(.81)	16.51	(11.55)[8]	173		1.09	[9]	1.09	[9]	1.42	[9]	.77	[9]
10/31/2021	15.51	.09	4.41	4.50	(.13)	(.42)	(.55)	19.46	29.49	198		1.08		1.08		1.40		.51
10/31/2020	15.17	.16	.91	1.07	(.18)	(.55)	(.73)	15.51	7.12	159		1.08		1.08		1.40		1.08
10/31/2019	14.52	.19	1.20	1.39	(.20)	(.54)	(.74)	15.17	10.23	155		1.09		1.09		1.41		1.31
10/31/2018	14.96	.15	(.17)	(.02)	(.15)	(.27)	(.42)	14.52	(.23)	137		1.09		1.09		1.42		1.00
10/31/2017	13.27	.16	2.01	2.17	(.16)	(.32)	(.48)	14.96	16.88	122		1.10		1.10		1.43		1.14
Class R-2E:
4/30/2022[6,7]	19.56	.10	(2.22)	(2.12)	(.10)	(.74)	(.84)	16.60	(11.42)[8]	17		.82	[9]	.82	[9]	1.15	[9]	1.08	[9]
10/31/2021	15.59	.14	4.43	4.57	(.18)	(.42)	(.60)	19.56	29.81	22		.81		.81		1.13		.78
10/31/2020	15.25	.21	.90	1.11	(.22)	(.55)	(.77)	15.59	7.38	16		.81		.81		1.13		1.37
10/31/2019	14.59	.22	1.22	1.44	(.24)	(.54)	(.78)	15.25	10.57	14		.81		.81		1.13		1.53
10/31/2018	15.02	.19	(.16)	.03	(.19)	(.27)	(.46)	14.59	.10	9		.82		.82		1.15		1.27
10/31/2017	13.33	.20	2.02	2.22	(.21)	(.32)	(.53)	15.02	17.17	8		.80		.80		1.13		1.44

See end of tables for footnotes.

American Funds Portfolio Series	63

Financial highlights (continued)

Growth and Income Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class R-3:
4/30/2022[6,7]	$19.55	$.11	$(2.22)	$(2.11)	$(.11)	$(.74)	$(.85)	$16.59	(11.36)%[8]	$150	.65%[9]		.65%[9]		.98%[9]		1.19%[9]
10/31/2021	15.58	.17	4.43	4.60	(.21)	(.42)	(.63)	19.55	30.03	169	.65		.65		.97		.93
10/31/2020	15.24	.23	.90	1.13	(.24)	(.55)	(.79)	15.58	7.54	117	.66		.66		.98		1.50
10/31/2019	14.58	.25	1.21	1.46	(.26)	(.54)	(.80)	15.24	10.72	110	.66		.66		.98		1.71
10/31/2018	15.01	.22	(.17)	.05	(.21)	(.27)	(.48)	14.58	.26	93	.66		.66		.99		1.42
10/31/2017	13.31	.22	2.02	2.24	(.22)	(.32)	(.54)	15.01	17.39	82	.65		.65		.98		1.58
Class R-4:
4/30/2022[6,7]	19.62	.14	(2.22)	(2.08)	(.14)	(.74)	(.88)	16.66	(11.18)[8]	75	.35	[9]	.35	[9]	.68	[9]	1.50	[9]
10/31/2021	15.63	.23	4.44	4.67	(.26)	(.42)	(.68)	19.62	30.44	87	.35		.35		.67		1.23
10/31/2020	15.29	.28	.90	1.18	(.29)	(.55)	(.84)	15.63	7.84	65	.35		.35		.67		1.83
10/31/2019	14.63	.29	1.21	1.50	(.30)	(.54)	(.84)	15.29	11.02	70	.36		.36		.68		2.00
10/31/2018	15.05	.27	(.16)	.11	(.26)	(.27)	(.53)	14.63	.61	64	.36		.36		.69		1.75
10/31/2017	13.35	.26	2.02	2.28	(.26)	(.32)	(.58)	15.05	17.68	74	.36		.36		.69		1.88
Class R-5E:
4/30/2022[6,7]	19.61	.15	(2.21)	(2.06)	(.16)	(.74)	(.90)	16.65	(11.09)[8]	21	.15	[9]	.15	[9]	.48	[9]	1.66	[9]
10/31/2021	15.62	.27	4.43	4.70	(.29)	(.42)	(.71)	19.61	30.71	17	.15		.15		.47		1.47
10/31/2020	15.28	.30	.91	1.21	(.32)	(.55)	(.87)	15.62	8.07	15	.16		.16		.48		1.94
10/31/2019	14.62	.31	1.22	1.53	(.33)	(.54)	(.87)	15.28	11.26	10	.16		.16		.48		2.12
10/31/2018	15.05	.29	(.16)	.13	(.29)	(.27)	(.56)	14.62	.76	6	.16		.16		.49		1.88
10/31/2017	13.34	.02	2.31	2.33	(.30)	(.32)	(.62)	15.05	18.06	4	.17		.16		.49		.12
Class R-5:
4/30/2022[6,7]	19.71	.16	(2.23)	(2.07)	(.17)	(.74)	(.91)	16.73	(11.10)[8]	30	.06	[9]	.06	[9]	.39	[9]	1.78	[9]
10/31/2021	15.70	.28	4.46	4.74	(.31)	(.42)	(.73)	19.71	30.80	33	.06		.06		.38		1.52
10/31/2020	15.35	.32	.91	1.23	(.33)	(.55)	(.88)	15.70	8.19	20	.07		.07		.39		2.12
10/31/2019	14.68	.35	1.21	1.56	(.35)	(.54)	(.89)	15.35	11.37	21	.07		.07		.39		2.35
10/31/2018	15.11	.31	(.17)	.14	(.30)	(.27)	(.57)	14.68	.84	21	.07		.07		.40		2.03
10/31/2017	13.40	.30	2.03	2.33	(.30)	(.32)	(.62)	15.11	18.03	18	.07		.07		.40		2.08
Class R-6:
4/30/2022[6,7]	19.67	.17	(2.23)	(2.06)	(.17)	(.74)	(.91)	16.70	(11.05)[8]	360	.01	[9]	.01	[9]	.34	[9]	1.82	[9]
10/31/2021	15.67	.29	4.45	4.74	(.32)	(.42)	(.74)	19.67	30.85	381	.01		.01		.33		1.57
10/31/2020	15.32	.33	.91	1.24	(.34)	(.55)	(.89)	15.67	8.26	251	.01		.01		.33		2.15
10/31/2019	14.66	.35	1.20	1.55	(.35)	(.54)	(.89)	15.32	11.38	208	.02		.02		.34		2.35
10/31/2018	15.09	.32	(.17)	.15	(.31)	(.27)	(.58)	14.66	.89	119	.02		.02		.35		2.08
10/31/2017	13.38	.31	2.03	2.34	(.31)	(.32)	(.63)	15.09	18.11	83	.02		.02		.35		2.19

See end of tables for footnotes.

64	American Funds Portfolio Series

Financial highlights (continued)

Moderate Growth and Income Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
4/30/2022[6,7]	$18.94	$.14	$(1.75)	$(1.61)	$(.15)	$(.66)	$(.81)	$16.52	(8.97)%[8]	$8,241		.34%[9]		.34%[9]		.67%[9]		1.59%[9]
10/31/2021	15.57	.26	3.56	3.82	(.31)	(.14)	(.45)	18.94	24.79	8,709		.34		.34		.66		1.43
10/31/2020	15.27	.26	.63	.89	(.29)	(.30)	(.59)	15.57	5.92	6,238		.33		.33		.68		1.72
10/31/2019	14.29	.28	1.34	1.62	(.29)	(.35)	(.64)	15.27	11.86	5,621		.35		.35		.72		1.93
10/31/2018	14.86	.26	(.29)	(.03)	(.25)	(.29)	(.54)	14.29	(.27)	4,655		.35		.35		.73		1.75
10/31/2017	13.38	.23	1.75	1.98	(.24)	(.26)	(.50)	14.86	15.23	4,073		.35		.35		.73		1.68
Class C:
4/30/2022[6,7]	18.81	.08	(1.75)	(1.67)	(.08)	(.66)	(.74)	16.40	(9.31)[8]	1,155		1.06	[9]	1.06	[9]	1.39	[9]	.86	[9]
10/31/2021	15.47	.13	3.53	3.66	(.18)	(.14)	(.32)	18.81	23.85	1,330		1.06		1.06		1.38		.71
10/31/2020	15.17	.15	.63	.78	(.18)	(.30)	(.48)	15.47	5.18	1,129		1.07		1.07		1.42		1.01
10/31/2019	14.20	.18	1.32	1.50	(.18)	(.35)	(.53)	15.17	11.05	1,174		1.08		1.08		1.45		1.22
10/31/2018	14.77	.15	(.29)	(.14)	(.14)	(.29)	(.43)	14.20	(1.00)	1,081		1.08		1.08		1.46		1.02
10/31/2017	13.30	.13	1.73	1.86	(.13)	(.26)	(.39)	14.77	14.38	1,032		1.11		1.11		1.49		.92
Class T:
4/30/2022[6,7]	18.95	.17	(1.76)	(1.59)	(.17)	(.66)	(.83)	16.53	(8.84)[8,11]	—	[12]	.05	[9,11]	.05	[9,11]	.38	[9,11]	1.88	[9,11]
10/31/2021	15.58	.31	3.55	3.86	(.35)	(.14)	(.49)	18.95	25.09 [11]	—	[12]	.06	[11]	.06	[11]	.38	[11]	1.71	[11]
10/31/2020	15.28	.31	.62	.93	(.33)	(.30)	(.63)	15.58	6.20 [11]	—	[12]	.07	[11]	.07	[11]	.42	[11]	2.00	[11]
10/31/2019	14.29	.33	1.33	1.66	(.32)	(.35)	(.67)	15.28	12.22 [11]	—	[12]	.08	[11]	.08	[11]	.45	[11]	2.22	[11]
10/31/2018	14.87	.30	(.30)	— [10]	(.29)	(.29)	(.58)	14.29	(.08)[11]	—	[12]	.08	[11]	.08	[11]	.46	[11]	2.03	[11]
10/31/2017[7,13]	13.76	.13	1.10	1.23	(.12)	—	(.12)	14.87	8.96 [8,11]	—	[12]	.11	[9,11]	.11	[9,11]	.49	[9,11]	1.59	[9,11]
Class F-1:
4/30/2022[6,7]	18.95	.14	(1.76)	(1.62)	(.15)	(.66)	(.81)	16.52	(9.03)[8]	116		.37	[9]	.37	[9]	.70	[9]	1.56	[9]
10/31/2021	15.57	.25	3.57	3.82	(.30)	(.14)	(.44)	18.95	24.80	135		.37		.37		.69		1.42
10/31/2020	15.27	.26	.62	.88	(.28)	(.30)	(.58)	15.57	5.88	148		.37		.37		.72		1.69
10/31/2019	14.29	.28	1.33	1.61	(.28)	(.35)	(.63)	15.27	11.82	152		.38		.38		.75		1.91
10/31/2018	14.86	.26	(.29)	(.03)	(.25)	(.29)	(.54)	14.29	(.30)	138		.38		.38		.76		1.72
10/31/2017	13.38	.23	1.74	1.97	(.23)	(.26)	(.49)	14.86	15.15	140		.39		.39		.77		1.61
Class F-2:
4/30/2022[6,7]	18.97	.16	(1.75)	(1.59)	(.17)	(.66)	(.83)	16.55	(8.85)[8]	1,144		.11	[9]	.11	[9]	.44	[9]	1.81	[9]
10/31/2021	15.59	.30	3.56	3.86	(.34)	(.14)	(.48)	18.97	25.09	1,219		.11		.11		.43		1.66
10/31/2020	15.30	.30	.61	.91	(.32)	(.30)	(.62)	15.59	6.07	838		.11		.11		.46		1.95
10/31/2019	14.31	.31	1.35	1.66	(.32)	(.35)	(.67)	15.30	12.16	756		.12		.12		.49		2.14
10/31/2018	14.88	.29	(.28)	.01	(.29)	(.29)	(.58)	14.31	(.03)	611		.12		.12		.50		1.97
10/31/2017	13.40	.26	1.75	2.01	(.27)	(.26)	(.53)	14.88	15.45	401		.13		.13		.51		1.87
Class F-3:
4/30/2022[6,7]	18.95	.17	(1.75)	(1.58)	(.18)	(.66)	(.84)	16.53	(8.82)[8]	295		.01	[9]	.01	[9]	.34	[9]	1.90	[9]
10/31/2021	15.58	.31	3.56	3.87	(.36)	(.14)	(.50)	18.95	25.16	282		.01		.01		.33		1.73
10/31/2020	15.28	.31	.63	.94	(.34)	(.30)	(.64)	15.58	6.27	143		.01		.01		.36		2.04
10/31/2019	14.29	.33	1.34	1.67	(.33)	(.35)	(.68)	15.28	12.30	136		.01		.01		.38		2.23
10/31/2018	14.87	.31	(.30)	.01	(.30)	(.29)	(.59)	14.29	—	76		.01		.01		.39		2.06
10/31/2017[7,14]	13.48	.17	1.38	1.55	(.16)	—	(.16)	14.87	11.58 [8]	44		.02	[9]	.02	[9]	.40	[9]	1.55	[9]

See end of tables for footnotes.

American Funds Portfolio Series	65

Financial highlights (continued)

Moderate Growth and Income Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2022[6,7]	$18.94	$.14	$(1.76)	$(1.62)	$(.15)	$(.66)	$(.81)	$16.51	(9.02)%[8]	$577		.34%[9]		.34%[9]		.67%[9]		1.58%[9]
10/31/2021	15.57	.25	3.56	3.81	(.30)	(.14)	(.44)	18.94	24.75	622		.36		.36		.68		1.40
10/31/2020	15.27	.26	.63	.89	(.29)	(.30)	(.59)	15.57	5.89	457		.37		.37		.72		1.68
10/31/2019	14.28	.28	1.34	1.62	(.28)	(.35)	(.63)	15.27	11.90	385		.38		.38		.75		1.91
10/31/2018	14.86	.26	(.30)	(.04)	(.25)	(.29)	(.54)	14.28	(.37)	332		.39		.39		.77		1.72
10/31/2017	13.38	.22	1.75	1.97	(.23)	(.26)	(.49)	14.86	15.14	280		.42		.42		.80		1.60
Class 529-C:
4/30/2022[6,7]	18.86	.07	(1.75)	(1.68)	(.07)	(.66)	(.73)	16.45	(9.32)[8]	53		1.11	[9]	1.11	[9]	1.44	[9]	.81	[9]
10/31/2021	15.51	.12	3.53	3.65	(.16)	(.14)	(.30)	18.86	23.77	65		1.11		1.11		1.43		.66
10/31/2020	15.20	.16	.61	.77	(.16)	(.30)	(.46)	15.51	5.11	65		1.12		1.12		1.47		1.03
10/31/2019	14.22	.17	1.33	1.50	(.17)	(.35)	(.52)	15.20	11.03	118		1.13		1.13		1.50		1.17
10/31/2018	14.79	.14	(.29)	(.15)	(.13)	(.29)	(.42)	14.22	(1.09)	117		1.15		1.15		1.53		.93
10/31/2017	13.32	.12	1.73	1.85	(.12)	(.26)	(.38)	14.79	14.27	122		1.18		1.18		1.56		.84
Class 529-E:
4/30/2022[6,7]	18.89	.12	(1.75)	(1.63)	(.13)	(.66)	(.79)	16.47	(9.11)[8]	19		.59	[9]	.59	[9]	.92	[9]	1.31	[9]
10/31/2021	15.53	.21	3.55	3.76	(.26)	(.14)	(.40)	18.89	24.47	20		.59		.59		.91		1.18
10/31/2020	15.24	.23	.61	.84	(.25)	(.30)	(.55)	15.53	5.59	16		.59		.59		.94		1.49
10/31/2019	14.25	.25	1.34	1.59	(.25)	(.35)	(.60)	15.24	11.67	15		.61		.61		.98		1.69
10/31/2018	14.83	.22	(.30)	(.08)	(.21)	(.29)	(.50)	14.25	(.60)	13		.62		.62		1.00		1.48
10/31/2017	13.36	.19	1.74	1.93	(.20)	(.26)	(.46)	14.83	14.88	11		.64		.64		1.02		1.40
Class 529-T:
4/30/2022[6,7]	18.95	.16	(1.76)	(1.60)	(.17)	(.66)	(.83)	16.52	(8.92)[8,11]	—	[12]	.11	[9,11]	.11	[9,11]	.44	[9,11]	1.81	[9,11]
10/31/2021	15.57	.30	3.56	3.86	(.34)	(.14)	(.48)	18.95	25.11 [11]	—	[12]	.12	[11]	.12	[11]	.44	[11]	1.65	[11]
10/31/2020	15.28	.30	.61	.91	(.32)	(.30)	(.62)	15.57	6.07 [11]	—	[12]	.13	[11]	.13	[11]	.48	[11]	1.94	[11]
10/31/2019	14.29	.32	1.34	1.66	(.32)	(.35)	(.67)	15.28	12.16 [11]	—	[12]	.13	[11]	.13	[11]	.50	[11]	2.16	[11]
10/31/2018	14.87	.29	(.30)	(.01)	(.28)	(.29)	(.57)	14.29	(.13)[11]	—	[12]	.14	[11]	.14	[11]	.52	[11]	1.96	[11]
10/31/2017[7,13]	13.76	.12	1.10	1.22	(.11)	—	(.11)	14.87	8.92 [8,11]	—	[12]	.18	[9,11]	.18	[9,11]	.56	[9,11]	1.52	[9,11]
Class 529-F-1:
4/30/2022[6,7]	18.97	.16	(1.77)	(1.61)	(.16)	(.66)	(.82)	16.54	(8.94)[8,11]	—	[12]	.18	[9,11]	.18	[9,11]	.51	[9,11]	1.74	[9,11]
10/31/2021	15.59	.26	3.60	3.86	(.34)	(.14)	(.48)	18.97	25.03 [11]	—	[12]	.16	[11]	.16	[11]	.48	[11]	1.48	[11]
10/31/2020	15.29	.30	.62	.92	(.32)	(.30)	(.62)	15.59	6.14 [11]	—	[12]	.12	[11]	.12	[11]	.47	[11]	1.93	[11]
10/31/2019	14.30	.31	1.35	1.66	(.32)	(.35)	(.67)	15.29	12.16	49		.13		.13		.50		2.15
10/31/2018	14.88	.29	(.30)	(.01)	(.28)	(.29)	(.57)	14.30	(.14)	40		.15		.15		.53		1.95
10/31/2017	13.39	.26	1.75	2.01	(.26)	(.26)	(.52)	14.88	15.46	31		.18		.18		.56		1.84
Class 529-F-2:
4/30/2022[6,7]	18.94	.16	(1.75)	(1.59)	(.17)	(.66)	(.83)	16.52	(8.87)[8]	87		.11	[9]	.11	[9]	.44	[9]	1.81	[9]
10/31/2021	15.57	.29	3.56	3.85	(.34)	(.14)	(.48)	18.94	25.05	87		.12		.12		.44		1.63
10/31/2020[7,16]	15.57	—	—	—	—	—	—	15.57	—	56		—		—		—		—

See end of tables for footnotes.

66	American Funds Portfolio Series

Financial highlights (continued)

Moderate Growth and Income Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-F-3:
4/30/2022[6,7]	$18.94	$.17	$(1.76)	$(1.59)	$(.17)	$(.66)	$(.83)	$16.52	(8.85)%[8]	$—	[12]	.07%[9]		.07%[9]		.40%[9]		1.85%[9]
10/31/2021	15.57	.30	3.56	3.86	(.35)	(.14)	(.49)	18.94	25.11	—	[12]	.12		.07		.39		1.69
10/31/2020[7,16]	15.57	—	—	—	—	—	—	15.57	—	—	[12]	—		—		—		—
Class ABLE-A:
4/30/2022[6,7]	18.94	.15	(1.76)	(1.61)	(.15)	(.66)	(.81)	16.52	(8.95)[8]	5		.31	[9]	.25	[9]	.58	[9]	1.66	[9]
10/31/2021	15.57	.29	3.55	3.84	(.33)	(.14)	(.47)	18.94	24.94	4		.22		.16		.48		1.58
10/31/2020	15.26	.26	.64	.90	(.29)	(.30)	(.59)	15.57	5.96	2		.38		.32		.67		1.68
10/31/2019	14.29	.26	1.35	1.61	(.29)	(.35)	(.64)	15.26	11.85	1		.40		.33		.70		1.78
10/31/2018[7,17]	15.02	.07	(.73)	(.66)	(.07)	—	(.07)	14.29	(4.40)[8]	—	[12]	.10	[8]	.08	[8]	.46	[8]	.46	[8]
Class ABLE-F-2:
4/30/2022[6,7]	18.95	.17	(1.76)	(1.59)	(.17)	(.66)	(.83)	16.53	(8.85)[8]	—	[12]	.09	[9]	.03	[9]	.36	[9]	1.91	[9]
10/31/2021	15.57	.31	3.56	3.87	(.35)	(.14)	(.49)	18.95	25.18	—	[12]	.09		.02		.34		1.70
10/31/2020[7,16]	15.57	—	—	—	—	—	—	15.57	—	—	[12]	—		—		—		—
Class R-1:
4/30/2022[6,7]	18.86	.07	(1.75)	(1.68)	(.08)	(.66)	(.74)	16.44	(9.36)[8]	10		1.10	[9]	1.10	[9]	1.43	[9]	.83	[9]
10/31/2021	15.51	.12	3.54	3.66	(.17)	(.14)	(.31)	18.86	23.83	12		1.10		1.10		1.42		.67
10/31/2020	15.20	.15	.62	.77	(.16)	(.30)	(.46)	15.51	5.13	10		1.11		1.11		1.46		.96
10/31/2019	14.22	.17	1.33	1.50	(.17)	(.35)	(.52)	15.20	11.04	13		1.12		1.12		1.49		1.20
10/31/2018	14.80	.15	(.30)	(.15)	(.14)	(.29)	(.43)	14.22	(1.07)	12		1.11		1.11		1.49		.99
10/31/2017	13.33	.13	1.73	1.86	(.13)	(.26)	(.39)	14.80	14.32	10		1.11		1.11		1.49		.94
Class R-2:
4/30/2022[6,7]	18.81	.08	(1.75)	(1.67)	(.08)	(.66)	(.74)	16.40	(9.32)[8]	133		1.07	[9]	1.07	[9]	1.40	[9]	.85	[9]
10/31/2021	15.47	.12	3.54	3.66	(.18)	(.14)	(.32)	18.81	23.84	148		1.08		1.08		1.40		.69
10/31/2020	15.18	.15	.62	.77	(.18)	(.30)	(.48)	15.47	5.10	122		1.08		1.08		1.43		1.00
10/31/2019	14.20	.17	1.34	1.51	(.18)	(.35)	(.53)	15.18	11.11	124		1.10		1.10		1.47		1.20
10/31/2018	14.78	.15	(.29)	(.14)	(.15)	(.29)	(.44)	14.20	(1.06)	106		1.10		1.10		1.48		1.01
10/31/2017	13.31	.13	1.73	1.86	(.13)	(.26)	(.39)	14.78	14.39	100		1.09		1.09		1.47		.92
Class R-2E:
4/30/2022[6,7]	18.93	.10	(1.76)	(1.66)	(.10)	(.66)	(.76)	16.51	(9.23)[8]	7		.82	[9]	.82	[9]	1.15	[9]	1.11	[9]
10/31/2021	15.56	.18	3.55	3.73	(.22)	(.14)	(.36)	18.93	24.21	12		.81		.81		1.13		.98
10/31/2020	15.26	.19	.63	.82	(.22)	(.30)	(.52)	15.56	5.40	10		.82		.82		1.17		1.24
10/31/2019	14.28	.21	1.34	1.55	(.22)	(.35)	(.57)	15.26	11.38	11		.81		.81		1.18		1.42
10/31/2018	14.82	.16	(.27)	(.11)	(.14)	(.29)	(.43)	14.28	(.82)	7		.85		.85		1.23		1.10
10/31/2017	13.36	.15	1.76	1.91	(.19)	(.26)	(.45)	14.82	14.74	16		.80		.80		1.18		1.08

See end of tables for footnotes.

American Funds Portfolio Series	67

Financial highlights (continued)

Moderate Growth and Income Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class R-3:
4/30/2022[6,7]	$18.89	$.11	$(1.75)	$(1.64)	$(.12)	$(.66)	$(.78)	$16.47	(9.15)%[8]	$140	.65%[9]		.65%[9]		.98%[9]		1.25%[9]
10/31/2021	15.53	.20	3.55	3.75	(.25)	(.14)	(.39)	18.89	24.40	171	.65		.65		.97		1.12
10/31/2020	15.23	.22	.62	.84	(.24)	(.30)	(.54)	15.53	5.60	140	.65		.65		1.00		1.41
10/31/2019	14.25	.24	1.33	1.57	(.24)	(.35)	(.59)	15.23	11.54	135	.66		.66		1.03		1.62
10/31/2018	14.83	.21	(.29)	(.08)	(.21)	(.29)	(.50)	14.25	(.64)	119	.66		.66		1.04		1.43
10/31/2017	13.35	.19	1.74	1.93	(.19)	(.26)	(.45)	14.83	14.91	105	.65		.65		1.03		1.36
Class R-4:
4/30/2022[6,7]	18.94	.14	(1.76)	(1.62)	(.14)	(.66)	(.80)	16.52	(8.99)[8]	77	.35	[9]	.35	[9]	.68	[9]	1.55	[9]
10/31/2021	15.57	.25	3.56	3.81	(.30)	(.14)	(.44)	18.94	24.75	105	.35		.35		.67		1.41
10/31/2020	15.27	.26	.63	.89	(.29)	(.30)	(.59)	15.57	5.89	94	.36		.36		.71		1.73
10/31/2019	14.28	.28	1.34	1.62	(.28)	(.35)	(.63)	15.27	11.90	97	.36		.36		.73		1.92
10/31/2018	14.86	.26	(.30)	(.04)	(.25)	(.29)	(.54)	14.28	(.35)	99	.36		.36		.74		1.75
10/31/2017	13.38	.23	1.75	1.98	(.24)	(.26)	(.50)	14.86	15.24	94	.35		.35		.73		1.67
Class R-5E:
4/30/2022[6,7]	18.96	.16	(1.77)	(1.61)	(.16)	(.66)	(.82)	16.53	(8.93)[8]	18	.16	[9]	.16	[9]	.49	[9]	1.75	[9]
10/31/2021	15.58	.29	3.57	3.86	(.34)	(.14)	(.48)	18.96	25.04	17	.16		.16		.48		1.62
10/31/2020	15.28	.29	.63	.92	(.32)	(.30)	(.62)	15.58	6.10	13	.16		.16		.51		1.88
10/31/2019	14.30	.30	1.34	1.64	(.31)	(.35)	(.66)	15.28	12.05	14	.16		.16		.53		2.08
10/31/2018	14.87	.28	(.28)	— [10]	(.28)	(.29)	(.57)	14.30	(.06)	10	.15		.15		.53		1.84
10/31/2017	13.38	.17	1.83	2.00	(.25)	(.26)	(.51)	14.87	15.41	7	.16		.16		.54		1.22
Class R-5:
4/30/2022[6,7]	18.99	.16	(1.76)	(1.60)	(.17)	(.66)	(.83)	16.56	(8.88)[8]	32	.06	[9]	.06	[9]	.39	[9]	1.84	[9]
10/31/2021	15.61	.31	3.56	3.87	(.35)	(.14)	(.49)	18.99	25.11	29	.06		.06		.38		1.71
10/31/2020	15.31	.31	.62	.93	(.33)	(.30)	(.63)	15.61	6.20	23	.06		.06		.41		2.00
10/31/2019	14.32	.33	1.34	1.67	(.33)	(.35)	(.68)	15.31	12.21	22	.07		.07		.44		2.25
10/31/2018	14.89	.31	(.29)	.02	(.30)	(.29)	(.59)	14.32	.01	21	.07		.07		.45		2.04
10/31/2017	13.41	.27	1.74	2.01	(.27)	(.26)	(.53)	14.89	15.50	19	.07		.07		.45		1.93
Class R-6:
4/30/2022[6,7]	18.99	.17	(1.76)	(1.59)	(.18)	(.66)	(.84)	16.56	(8.85)[8]	512	.01	[9]	.01	[9]	.34	[9]	1.90	[9]
10/31/2021	15.61	.32	3.56	3.88	(.36)	(.14)	(.50)	18.99	25.17	546	.01		.01		.33		1.75
10/31/2020	15.31	.32	.62	.94	(.34)	(.30)	(.64)	15.61	6.25	407	.01		.01		.36		2.06
10/31/2019	14.32	.33	1.34	1.67	(.33)	(.35)	(.68)	15.31	12.27	409	.02		.02		.39		2.26
10/31/2018	14.89	.31	(.29)	.02	(.30)	(.29)	(.59)	14.32	.06	288	.02		.02		.40		2.08
10/31/2017	13.40	.28	1.75	2.03	(.28)	(.26)	(.54)	14.89	15.64	253	.02		.02		.40		1.96

See end of tables for footnotes.

68	American Funds Portfolio Series

Financial highlights (continued)

Conservative Growth and Income Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
4/30/2022[6,7]	$14.00	$.20	$(.81)	$(.61)	$(.21)	$(.25)	$(.46)	$12.93	(4.57)%[8]	$5,269		.34%[9]		.34%[9]		.63%[9]		2.98%[9]
10/31/2021	12.24	.36	2.08	2.44	(.41)	(.27)	(.68)	14.00	20.36	5,267		.33		.33		.60		2.68
10/31/2020	12.80	.41	(.38)	.03	(.42)	(.17)	(.59)	12.24	.23	3,910		.33		.33		.60		3.26
10/31/2019	12.22	.41	.75	1.16	(.41)	(.17)	(.58)	12.80	9.85	3,794		.34		.34		.63		3.28
10/31/2018	12.62	.38	(.34)	.04	(.38)	(.06)	(.44)	12.22	.27	3,225		.34		.34		.63		3.05
10/31/2017	11.70	.36	.98	1.34	(.37)	(.05)	(.42)	12.62	11.62	3,175		.36		.36		.66		2.93
Class C:
4/30/2022[6,7]	13.91	.15	(.80)	(.65)	(.16)	(.25)	(.41)	12.85	(4.87)[8]	667		1.05	[9]	1.05	[9]	1.34	[9]	2.27	[9]
10/31/2021	12.17	.27	2.05	2.32	(.31)	(.27)	(.58)	13.91	19.44	717		1.05		1.05		1.32		1.97
10/31/2020	12.72	.31	(.36)	(.05)	(.33)	(.17)	(.50)	12.17	(.44)	622		1.06		1.06		1.33		2.54
10/31/2019	12.15	.32	.74	1.06	(.32)	(.17)	(.49)	12.72	9.02	696		1.07		1.07		1.36		2.56
10/31/2018	12.55	.29	(.34)	(.05)	(.29)	(.06)	(.35)	12.15	(.49)	654		1.08		1.08		1.37		2.31
10/31/2017	11.64	.26	.98	1.24	(.28)	(.05)	(.33)	12.55	10.77	689		1.11		1.11		1.41		2.18
Class T:
4/30/2022[6,7]	14.00	.22	(.81)	(.59)	(.23)	(.25)	(.48)	12.93	(4.43)[8,11]	—	[12]	.05	[9,11]	.05	[9,11]	.34	[9,11]	3.30	[9,11]
10/31/2021	12.25	.41	2.06	2.47	(.45)	(.27)	(.72)	14.00	20.60 [11]	—	[12]	.04	[11]	.04	[11]	.31	[11]	3.00	[11]
10/31/2020	12.80	.44	(.36)	.08	(.46)	(.17)	(.63)	12.25	.60 [11]	—	[12]	.05	[11]	.05	[11]	.32	[11]	3.55	[11]
10/31/2019	12.22	.45	.74	1.19	(.44)	(.17)	(.61)	12.80	10.15 [11]	—	[12]	.05	[11]	.05	[11]	.34	[11]	3.59	[11]
10/31/2018	12.62	.42	(.35)	.07	(.41)	(.06)	(.47)	12.22	.52 [11]	—	[12]	.08	[11]	.08	[11]	.37	[11]	3.32	[11]
10/31/2017[7,13]	12.11	.20	.50	.70	(.19)	—	(.19)	12.62	5.83 [8,11]	—	[12]	.11	[9,11]	.11	[9,11]	.41	[9,11]	2.84	[9,11]
Class F-1:
4/30/2022[6,7]	14.01	.20	(.81)	(.61)	(.21)	(.25)	(.46)	12.94	(4.58)[8]	78		.37	[9]	.37	[9]	.66	[9]	2.97	[9]
10/31/2021	12.25	.36	2.07	2.43	(.40)	(.27)	(.67)	14.01	20.28	82		.37		.37		.64		2.70
10/31/2020	12.80	.40	(.37)	.03	(.41)	(.17)	(.58)	12.25	.26	87		.37		.37		.64		3.22
10/31/2019	12.23	.40	.74	1.14	(.40)	(.17)	(.57)	12.80	9.70	90		.38		.38		.67		3.25
10/31/2018	12.63	.39	(.35)	.04	(.38)	(.06)	(.44)	12.23	.22	75		.38		.38		.67		3.06
10/31/2017	11.70	.35	.99	1.34	(.36)	(.05)	(.41)	12.63	11.66	88		.39		.39		.69		2.91
Class F-2:
4/30/2022[6,7]	14.02	.22	(.82)	(.60)	(.22)	(.25)	(.47)	12.95	(4.45)[8]	583		.11	[9]	.11	[9]	.40	[9]	3.20	[9]
10/31/2021	12.26	.39	2.08	2.47	(.44)	(.27)	(.71)	14.02	20.58	546		.11		.11		.38		2.90
10/31/2020	12.81	.43	(.36)	.07	(.45)	(.17)	(.62)	12.26	.52	387		.12		.12		.39		3.48
10/31/2019	12.24	.44	.73	1.17	(.43)	(.17)	(.60)	12.81	9.98	411		.12		.12		.41		3.49
10/31/2018	12.64	.41	(.34)	.07	(.41)	(.06)	(.47)	12.24	.50	331		.12		.12		.41		3.25
10/31/2017	11.71	.38	1.00	1.38	(.40)	(.05)	(.45)	12.64	11.95	264		.13		.13		.43		3.14
Class F-3:
4/30/2022[6,7]	14.00	.22	(.81)	(.59)	(.23)	(.25)	(.48)	12.93	(4.41)[8]	107		.01	[9]	.01	[9]	.30	[9]	3.27	[9]
10/31/2021	12.25	.40	2.07	2.47	(.45)	(.27)	(.72)	14.00	20.64	99		.01		.01		.28		2.98
10/31/2020	12.80	.45	(.37)	.08	(.46)	(.17)	(.63)	12.25	.63	60		.01		.01		.28		3.58
10/31/2019	12.22	.45	.74	1.19	(.44)	(.17)	(.61)	12.80	10.19	56		.02		.02		.31		3.63
10/31/2018	12.62	.43	(.35)	.08	(.42)	(.06)	(.48)	12.22	.60	45		.02		.02		.31		3.41
10/31/2017[7,14]	11.96	.28	.67	.95	(.29)	—	(.29)	12.62	8.02 [8]	20		.02	[9]	.02	[9]	.32	[9]	2.96	[9]

See end of tables for footnotes.

American Funds Portfolio Series	69

Financial highlights (continued)

Conservative Growth and Income Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2022[6,7]	$13.99	$.20	$(.81)	$(.61)	$(.21)	$(.25)	$(.46)	$12.92	(4.57)%[8]	$292		.35%[9]		.35%[9]		.64%[9]		2.97%[9]
10/31/2021	12.24	.36	2.06	2.42	(.40)	(.27)	(.67)	13.99	20.25	289		.35		.35		.62		2.66
10/31/2020	12.79	.40	(.36)	.04	(.42)	(.17)	(.59)	12.24	.28	209		.37		.37		.64		3.20
10/31/2019	12.21	.40	.75	1.15	(.40)	(.17)	(.57)	12.79	9.83	176		.36		.36		.65		3.24
10/31/2018	12.62	.38	(.35)	.03	(.38)	(.06)	(.44)	12.21	.14	137		.40		.40		.69		3.01
10/31/2017	11.69	.35	.99	1.34	(.36)	(.05)	(.41)	12.62	11.64	100		.42		.42		.72		2.86
Class 529-C:
4/30/2022[6,7]	13.93	.15	(.80)	(.65)	(.16)	(.25)	(.41)	12.87	(4.89)[8]	31		1.11	[9]	1.11	[9]	1.40	[9]	2.22	[9]
10/31/2021	12.19	.26	2.05	2.31	(.30)	(.27)	(.57)	13.93	19.35	34		1.10		1.10		1.37		1.92
10/31/2020	12.73	.32	(.37)	(.05)	(.32)	(.17)	(.49)	12.19	(.46)	30		1.11		1.11		1.38		2.58
10/31/2019	12.16	.31	.74	1.05	(.31)	(.17)	(.48)	12.73	8.96	54		1.12		1.12		1.41		2.49
10/31/2018	12.56	.28	(.34)	(.06)	(.28)	(.06)	(.34)	12.16	(.57)	46		1.14		1.14		1.43		2.21
10/31/2017	11.64	.26	.98	1.24	(.27)	(.05)	(.32)	12.56	10.79	52		1.16		1.16		1.46		2.13
Class 529-E:
4/30/2022[6,7]	13.98	.19	(.81)	(.62)	(.19)	(.25)	(.44)	12.92	(4.62)[8]	9		.59	[9]	.59	[9]	.88	[9]	2.75	[9]
10/31/2021	12.23	.33	2.07	2.40	(.38)	(.27)	(.65)	13.98	20.01	10		.58		.58		.85		2.42
10/31/2020	12.79	.37	(.37)	— [10]	(.39)	(.17)	(.56)	12.23	(.03)	7		.59		.59		.86		3.01
10/31/2019	12.21	.38	.74	1.12	(.37)	(.17)	(.54)	12.79	9.55	6		.59		.59		.88		3.07
10/31/2018	12.61	.35	(.34)	.01	(.35)	(.06)	(.41)	12.21	(.01)	7		.61		.61		.90		2.76
10/31/2017	11.69	.32	.98	1.30	(.33)	(.05)	(.38)	12.61	11.31	7		.64		.64		.94		2.65
Class 529-T:
4/30/2022[6,7]	14.00	.22	(.81)	(.59)	(.23)	(.25)	(.48)	12.93	(4.45)[8,11]	—	[12]	.09	[9,11]	.09	[9,11]	.38	[9,11]	3.24	[9,11]
10/31/2021	12.25	.39	2.07	2.46	(.44)	(.27)	(.71)	14.00	20.52 [11]	—	[12]	.11	[11]	.11	[11]	.38	[11]	2.92	[11]
10/31/2020	12.80	.43	(.36)	.07	(.45)	(.17)	(.62)	12.25	.54 [11]	—	[12]	.11	[11]	.11	[11]	.38	[11]	3.48	[11]
10/31/2019	12.22	.44	.74	1.18	(.43)	(.17)	(.60)	12.80	10.08 [11]	—	[12]	.11	[11]	.11	[11]	.40	[11]	3.51	[11]
10/31/2018	12.62	.41	(.34)	.07	(.41)	(.06)	(.47)	12.22	.46 [11]	—	[12]	.15	[11]	.15	[11]	.44	[11]	3.24	[11]
10/31/2017[7,13]	12.11	.19	.51	.70	(.19)	—	(.19)	12.62	5.79 [8,11]	—	[12]	.19	[9,11]	.19	[9,11]	.49	[9,11]	2.77	[9,11]
Class 529-F-1:
4/30/2022[6,7]	14.00	.21	(.80)	(.59)	(.22)	(.25)	(.47)	12.94	(4.42)[8,11]	—	[12]	.18	[9,11]	.18	[9,11]	.47	[9,11]	3.15	[9,11]
10/31/2021	12.25	.38	2.07	2.45	(.43)	(.27)	(.70)	14.00	20.47 [11]	—	[12]	.16	[11]	.16	[11]	.43	[11]	2.84	[11]
10/31/2020	12.80	.43	(.36)	.07	(.45)	(.17)	(.62)	12.25	.53 [11]	—	[12]	.12	[11]	.12	[11]	.39	[11]	3.46	[11]
10/31/2019	12.23	.43	.74	1.17	(.43)	(.17)	(.60)	12.80	9.99	32		.12		.12		.41		3.46
10/31/2018	12.63	.41	(.34)	.07	(.41)	(.06)	(.47)	12.23	.47	20		.14		.14		.43		3.29
10/31/2017	11.70	.38	.99	1.37	(.39)	(.05)	(.44)	12.63	11.89	10		.18		.18		.48		3.13
Class 529-F-2:
4/30/2022[6,7]	13.99	.22	(.81)	(.59)	(.22)	(.25)	(.47)	12.93	(4.39)[8]	51		.11	[9]	.11	[9]	.40	[9]	3.21	[9]
10/31/2021	12.24	.39	2.06	2.45	(.43)	(.27)	(.70)	13.99	20.51	52		.13		.13		.40		2.87
10/31/2020[7,16]	12.24	—	—	—	—	—	—	12.24	—	36		—		—		—		—

See end of tables for footnotes.

70	American Funds Portfolio Series

Financial highlights (continued)

Conservative Growth and Income Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-F-3:
4/30/2022[6,7]	$13.99	$.22	$(.80)	$(.58)	$(.23)	$(.25)	$(.48)	$12.93	(4.37)%[8]	$—	[12]	.07%[9]		.07%[9]		.36%[9]		3.25%[9]
10/31/2021	12.24	.40	2.06	2.46	(.44)	(.27)	(.71)	13.99	20.58	—	[12]	.12		.07		.34		2.95
10/31/2020[7,16]	12.24	—	—	—	—	—	—	12.24	—	—	[12]	—		—		—		—
Class ABLE-A:
4/30/2022[6,7]	13.99	.21	(.82)	(.61)	(.21)	(.25)	(.46)	12.92	(4.55)[8]	2		.30	[9]	.24	[9]	.53	[9]	3.06	[9]
10/31/2021	12.23	.38	2.07	2.45	(.42)	(.27)	(.69)	13.99	20.53	2		.21		.15		.42		2.80
10/31/2020	12.78	.40	(.36)	.04	(.42)	(.17)	(.59)	12.23	.29	1		.38		.31		.58		3.23
10/31/2019	12.22	.40	.74	1.14	(.41)	(.17)	(.58)	12.78	9.72	—	[12]	.39		.32		.61		3.17
10/31/2018[7,17]	12.54	.12	(.34)	(.22)	(.10)	—	(.10)	12.22	(1.75)[8]	—	[12]	.09	[8]	.07	[8]	.36	[8]	.91	[8]
Class ABLE-F-2:
4/30/2022[6,7]	14.00	.21	(.80)	(.59)	(.23)	(.25)	(.48)	12.93	(4.44)[8]	—	[12]	.09	[9]	.03	[9]	.32	[9]	3.17	[9]
10/31/2021	12.24	.40	2.07	2.47	(.44)	(.27)	(.71)	14.00	20.68	—	[12]	.08		.02		.29		2.91
10/31/2020[7,16]	12.24	—	—	—	—	—	—	12.24	—	—	[12]	—		—		—		—
Class R-1:
4/30/2022[6,7]	13.93	.15	(.81)	(.66)	(.16)	(.25)	(.41)	12.86	(4.92)[8]	3		1.06	[9]	1.06	[9]	1.35	[9]	2.27	[9]
10/31/2021	12.18	.26	2.07	2.33	(.31)	(.27)	(.58)	13.93	19.47	2		1.09		1.09		1.36		1.97
10/31/2020	12.74	.30	(.36)	(.06)	(.33)	(.17)	(.50)	12.18	(.54)	2		1.13		1.13		1.40		2.45
10/31/2019	12.17	.31	.74	1.05	(.31)	(.17)	(.48)	12.74	8.93	2		1.14		1.14		1.43		2.48
10/31/2018	12.57	.29	(.35)	(.06)	(.28)	(.06)	(.34)	12.17	(.54)	1		1.12		1.12		1.41		2.31
10/31/2017	11.65	.26	.99	1.25	(.28)	(.05)	(.33)	12.57	10.82	2		1.11		1.11		1.41		2.15
Class R-2:
4/30/2022[6,7]	13.91	.15	(.80)	(.65)	(.16)	(.25)	(.41)	12.85	(4.89)[8]	45		1.07	[9]	1.07	[9]	1.36	[9]	2.26	[9]
10/31/2021	12.17	.26	2.06	2.32	(.31)	(.27)	(.58)	13.91	19.43	49		1.07		1.07		1.34		1.97
10/31/2020	12.72	.31	(.36)	(.05)	(.33)	(.17)	(.50)	12.17	(.44)	43		1.08		1.08		1.35		2.52
10/31/2019	12.16	.31	.74	1.05	(.32)	(.17)	(.49)	12.72	8.93	44		1.10		1.10		1.39		2.52
10/31/2018	12.56	.29	(.34)	(.05)	(.29)	(.06)	(.35)	12.16	(.47)	34		1.10		1.10		1.39		2.30
10/31/2017	11.64	.27	.98	1.25	(.28)	(.05)	(.33)	12.56	10.88	32		1.09		1.09		1.39		2.19
Class R-2E:
4/30/2022[6,7]	14.00	.17	(.81)	(.64)	(.18)	(.25)	(.43)	12.93	(4.79)[8]	1		.81	[9]	.81	[9]	1.10	[9]	2.51	[9]
10/31/2021	12.25	.30	2.07	2.37	(.35)	(.27)	(.62)	14.00	19.76	1		.82		.80		1.07		2.20
10/31/2020	12.79	.34	(.36)	(.02)	(.35)	(.17)	(.52)	12.25	(.22)	—	[12]	.83		.83		1.10		2.74
10/31/2019	12.22	.34	.75	1.09	(.35)	(.17)	(.52)	12.79	9.27	1		.82		.82		1.11		2.74
10/31/2018	12.61	.32	(.34)	(.02)	(.31)	(.06)	(.37)	12.22	(.22)	1		.83		.83		1.12		2.53
10/31/2017	11.69	.30	.98	1.28	(.31)	(.05)	(.36)	12.61	11.14	—	[12]	.79		.79		1.09		2.51

See end of tables for footnotes.

American Funds Portfolio Series	71

Financial highlights (continued)

Conservative Growth and Income Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class R-3:
4/30/2022[6,7]	$13.97	$.18	$(.81)	$(.63)	$(.19)	$(.25)	$(.44)	$12.90	(4.72)%[8]	$44	.62%[9]		.62%[9]		.91%[9]		2.68%[9]
10/31/2021	12.22	.32	2.07	2.39	(.37)	(.27)	(.64)	13.97	19.95	43	.63		.63		.90		2.39
10/31/2020	12.77	.37	(.37)	— [10]	(.38)	(.17)	(.55)	12.22	—	35	.64		.64		.91		2.94
10/31/2019	12.20	.37	.74	1.11	(.37)	(.17)	(.54)	12.77	9.43	34	.66		.66		.95		2.95
10/31/2018	12.60	.34	(.34)	— [10]	(.34)	(.06)	(.40)	12.20	(.05)	30	.66		.66		.95		2.74
10/31/2017	11.68	.32	.98	1.30	(.33)	(.05)	(.38)	12.60	11.32	31	.65		.65		.95		2.66
Class R-4:
4/30/2022[6,7]	14.00	.20	(.81)	(.61)	(.21)	(.25)	(.46)	12.93	(4.57)[8]	35	.34	[9]	.34	[9]	.63	[9]	2.97	[9]
10/31/2021	12.25	.37	2.05	2.42	(.40)	(.27)	(.67)	14.00	20.23	35	.35		.35		.62		2.74
10/31/2020	12.80	.40	(.36)	.04	(.42)	(.17)	(.59)	12.25	.28	33	.36		.36		.63		3.24
10/31/2019	12.22	.40	.75	1.15	(.40)	(.17)	(.57)	12.80	9.80	37	.37		.37		.66		3.21
10/31/2018	12.62	.38	(.34)	.04	(.38)	(.06)	(.44)	12.22	.24	31	.37		.37		.66		3.02
10/31/2017	11.70	.36	.98	1.34	(.37)	(.05)	(.42)	12.62	11.62	36	.35		.35		.65		2.93
Class R-5E:
4/30/2022[6,7]	13.99	.22	(.82)	(.60)	(.22)	(.25)	(.47)	12.92	(4.48)[8]	6	.16	[9]	.16	[9]	.45	[9]	3.17	[9]
10/31/2021	12.23	.41	2.05	2.46	(.43)	(.27)	(.70)	13.99	20.56	5	.17		.17		.44		3.02
10/31/2020	12.79	.42	(.37)	.05	(.44)	(.17)	(.61)	12.23	.40	7	.17		.17		.44		3.37
10/31/2019	12.21	.42	.76	1.18	(.43)	(.17)	(.60)	12.79	10.04	5	.16		.16		.45		3.36
10/31/2018	12.61	.40	(.33)	.07	(.41)	(.06)	(.47)	12.21	.46	4	.15		.15		.44		3.18
10/31/2017	11.69	.23	1.13	1.36	(.39)	(.05)	(.44)	12.61	11.86	3	.16		.16		.46		1.81
Class R-5:
4/30/2022[6,7]	14.03	.22	(.81)	(.59)	(.23)	(.25)	(.48)	12.96	(4.43)[8]	9	.06	[9]	.06	[9]	.35	[9]	3.29	[9]
10/31/2021	12.27	.40	2.07	2.47	(.44)	(.27)	(.71)	14.03	20.62	8	.06		.06		.33		2.96
10/31/2020	12.83	.44	(.38)	.06	(.45)	(.17)	(.62)	12.27	.50	6	.06		.06		.33		3.56
10/31/2019	12.25	.44	.75	1.19	(.44)	(.17)	(.61)	12.83	10.11	8	.07		.07		.36		3.56
10/31/2018	12.65	.42	(.34)	.08	(.42)	(.06)	(.48)	12.25	.55	7	.07		.07		.36		3.33
10/31/2017	11.72	.39	.99	1.38	(.40)	(.05)	(.45)	12.65	12.00	7	.07		.07		.37		3.21
Class R-6:
4/30/2022[6,7]	14.03	.22	(.81)	(.59)	(.23)	(.25)	(.48)	12.96	(4.40)[8]	88	.01	[9]	.01	[9]	.30	[9]	3.29	[9]
10/31/2021	12.27	.41	2.07	2.48	(.45)	(.27)	(.72)	14.03	20.68	83	.01		.01		.28		3.00
10/31/2020	12.82	.45	(.37)	.08	(.46)	(.17)	(.63)	12.27	.63	61	.02		.02		.29		3.58
10/31/2019	12.24	.45	.74	1.19	(.44)	(.17)	(.61)	12.82	10.17	63	.02		.02		.31		3.61
10/31/2018	12.64	.43	(.35)	.08	(.42)	(.06)	(.48)	12.24	.59	37	.02		.02		.31		3.38
10/31/2017	11.72	.40	.98	1.38	(.41)	(.05)	(.46)	12.64	11.96	33	.02		.02		.32		3.25

See end of tables for footnotes.

72	American Funds Portfolio Series

Financial highlights (continued)

Tax-Aware Conservative Growth and Income Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
4/30/2022[6,7]	$16.11	$.15	$(1.26)	$(1.11)	$(.16)	$(.10)	$(.26)	$14.74	(7.03)%[8]		$3,332		.34%[9]		.64%[9]		1.85%[9]
10/31/2021	13.80	.28	2.40	2.68	(.29)	(.08)	(.37)	16.11	19.58		3,309		.34		.64		1.83
10/31/2020	14.05	.31	(.04)	.27	(.32)	(.20)	(.52)	13.80	1.95		2,298		.35		.66		2.28
10/31/2019	13.22	.34	1.07	1.41	(.34)	(.24)	(.58)	14.05	11.08		2,027		.35		.68		2.54
10/31/2018	13.57	.34	(.14)	.20	(.33)	(.22)	(.55)	13.22	1.43		1,555		.38		.72		2.47
10/31/2017	12.54	.34	1.13	1.47	(.33)	(.11)	(.44)	13.57	12.03		1,229		.39		.73		2.63
Class C:
4/30/2022[6,7]	15.99	.09	(1.25)	(1.16)	(.11)	(.10)	(.21)	14.62	(7.41)[8]		384		1.04	[9]	1.34	[9]	1.15	[9]
10/31/2021	13.70	.17	2.38	2.55	(.18)	(.08)	(.26)	15.99	18.76		414		1.04		1.34		1.13
10/31/2020	13.94	.22	(.04)	.18	(.22)	(.20)	(.42)	13.70	1.32		331		1.05		1.36		1.58
10/31/2019	13.13	.25	1.05	1.30	(.25)	(.24)	(.49)	13.94	10.24		327		1.05		1.38		1.84
10/31/2018	13.49	.24	(.14)	.10	(.24)	(.22)	(.46)	13.13	.68		268		1.08		1.42		1.77
10/31/2017	12.46	.24	1.14	1.38	(.24)	(.11)	(.35)	13.49	11.32		213		1.12		1.46		1.90
Class T:
4/30/2022[6,7]	16.11	.17	(1.25)	(1.08)	(.19)	(.10)	(.29)	14.74	(6.89)[8,11]		—	[12]	.04	[9,11]	.34	[9,11]	2.16	[9,11]
10/31/2021	13.80	.33	2.39	2.72	(.33)	(.08)	(.41)	16.11	19.93	[11]	—	[12]	.04	[11]	.34	[11]	2.14	[11]
10/31/2020	14.05	.36	(.05)	.31	(.36)	(.20)	(.56)	13.80	2.26	[11]	—	[12]	.05	[11]	.36	[11]	2.58	[11]
10/31/2019	13.22	.39	1.06	1.45	(.38)	(.24)	(.62)	14.05	11.40	[11]	—	[12]	.05	[11]	.38	[11]	2.85	[11]
10/31/2018	13.57	.38	(.14)	.24	(.37)	(.22)	(.59)	13.22	1.72	[11]	—	[12]	.09	[11]	.43	[11]	2.76	[11]
10/31/2017[7,13]	12.81	.20	.74	.94	(.18)	—	(.18)	13.57	7.41	[8,11]	—	[12]	.12	[9,11]	.46	[9,11]	2.72	[9,11]
Class F-1:
4/30/2022[6,7]	16.11	.14	(1.26)	(1.12)	(.16)	(.10)	(.26)	14.73	(7.11)[8]		281		.38	[9]	.68	[9]	1.81	[9]
10/31/2021	13.80	.28	2.39	2.67	(.28)	(.08)	(.36)	16.11	19.53		286		.38		.68		1.79
10/31/2020	14.04	.31	(.04)	.27	(.31)	(.20)	(.51)	13.80	1.98		233		.39		.70		2.25
10/31/2019	13.22	.34	1.06	1.40	(.34)	(.24)	(.58)	14.04	10.96		247		.39		.72		2.50
10/31/2018	13.57	.33	(.13)	.20	(.33)	(.22)	(.55)	13.22	1.44		188		.39		.73		2.45
10/31/2017	12.53	.34	1.15	1.49	(.34)	(.11)	(.45)	13.57	12.15		134		.39		.73		2.59
Class F-2:
4/30/2022[6,7]	16.14	.16	(1.26)	(1.10)	(.18)	(.10)	(.28)	14.76	(6.98)[8]		469		.12	[9]	.42	[9]	2.08	[9]
10/31/2021	13.82	.32	2.40	2.72	(.32)	(.08)	(.40)	16.14	19.89		450		.11		.41		2.05
10/31/2020	14.07	.35	(.05)	.30	(.35)	(.20)	(.55)	13.82	2.17		282		.12		.43		2.51
10/31/2019	13.24	.38	1.06	1.44	(.37)	(.24)	(.61)	14.07	11.31		272		.13		.46		2.76
10/31/2018	13.59	.37	(.14)	.23	(.36)	(.22)	(.58)	13.24	1.70		179		.13		.47		2.71
10/31/2017	12.55	.37	1.14	1.51	(.36)	(.11)	(.47)	13.59	12.36		101		.14		.48		2.85
Class F-3:
4/30/2022[6,7]	16.13	.17	(1.26)	(1.09)	(.19)	(.10)	(.29)	14.75	(6.94)[8]		108		.02	[9]	.32	[9]	2.18	[9]
10/31/2021	13.81	.34	2.40	2.74	(.34)	(.08)	(.42)	16.13	20.02		98		.01		.31		2.15
10/31/2020	14.06	.36	(.05)	.31	(.36)	(.20)	(.56)	13.81	2.29		60		.02		.33		2.61
10/31/2019	13.23	.39	1.07	1.46	(.39)	(.24)	(.63)	14.06	11.43		54		.02		.35		2.91
10/31/2018	13.58	.38	(.13)	.25	(.38)	(.22)	(.60)	13.23	1.80		53		.02		.36		2.81
10/31/2017[7,14]	12.62	.30	.93	1.23	(.27)	—	(.27)	13.58	9.83	[8]	21		.02	[9]	.36	[9]	2.95	[9]

See end of tables for footnotes.

American Funds Portfolio Series	73

Financial highlights (continued)

Preservation Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2022[6,7]	$10.20	$.06	$(.49)	$(.43)	$(.06)	$(.01)	$(.07)	$9.70	(4.23)%[8]	$1,800		.37%[9]		.37%[9]		.62%[9]		1.28%[9]
10/31/2021	10.40	.06	(.06)	— [10]	(.19)	(.01)	(.20)	10.20	(.07)	1,906		.38		.38		.63		.62
10/31/2020	10.01	.13	.41	.54	(.15)	—	(.15)	10.40	5.39	1,805		.39		.39		.66		1.25
10/31/2019	9.70	.18	.31	.49	(.18)	—	(.18)	10.01	5.07	1,035		.39		.39		.68		1.82
10/31/2018	9.91	.15	(.21)	(.06)	(.15)	—	(.15)	9.70	(.63)	929		.39		.39		.69		1.52
10/31/2017	10.03	.11	(.10)	.01	(.12)	(.01)	(.13)	9.91	.08	988		.42		.42		.72		1.07
Class C:
4/30/2022[6,7]	10.18	.03	(.49)	(.46)	(.03)	(.01)	(.04)	9.68	(4.54)[8]	121		1.07	[9]	1.07	[9]	1.32	[9]	.57	[9]
10/31/2021	10.38	(.01)	(.06)	(.07)	(.12)	(.01)	(.13)	10.18	(.70)	143		1.08		1.08		1.33		(.09)
10/31/2020	10.00	.06	.40	.46	(.08)	—	(.08)	10.38	4.58	174		1.09		1.09		1.36		.57
10/31/2019	9.68	.11	.32	.43	(.11)	—	(.11)	10.00	4.43	119		1.11		1.11		1.40		1.10
10/31/2018	9.90	.08	(.22)	(.14)	(.08)	—	(.08)	9.68	(1.45)	120		1.11		1.11		1.41		.79
10/31/2017	10.01	.04	(.09)	(.05)	(.05)	(.01)	(.06)	9.90	(.53)	155		1.13		1.13		1.43		.37
Class T:
4/30/2022[6,7]	10.20	.08	(.49)	(.41)	(.07)	(.01)	(.08)	9.71	(3.99)[8,11]	—	[12]	.08	[9,11]	.08	[9,11]	.33	[9,11]	1.57	[9,11]
10/31/2021	10.40	.09	(.06)	.03	(.22)	(.01)	(.23)	10.20	.22 [11]	—	[12]	.09	[11]	.09	[11]	.34	[11]	.91	[11]
10/31/2020	10.01	.16	.41	.57	(.18)	—	(.18)	10.40	5.70 [11]	—	[12]	.10	[11]	.10	[11]	.37	[11]	1.61	[11]
10/31/2019	9.70	.21	.31	.52	(.21)	—	(.21)	10.01	5.38 [11]	—	[12]	.10	[11]	.10	[11]	.39	[11]	2.11	[11]
10/31/2018	9.92	.18	(.22)	(.04)	(.18)	—	(.18)	9.70	(.45)[11]	—	[12]	.10	[11]	.10	[11]	.40	[11]	1.81	[11]
10/31/2017[7,13]	9.91	.07	.02	.09	(.08)	—	(.08)	9.92	.89 [8,11]	—	[12]	.14	[9,11]	.14	[9,11]	.44	[9,11]	1.31	[9,11]
Class F-1:
4/30/2022[6,7]	10.20	.06	(.49)	(.43)	(.06)	(.01)	(.07)	9.70	(4.24)[8]	37		.38	[9]	.38	[9]	.63	[9]	1.28	[9]
10/31/2021	10.40	.06	(.07)	(.01)	(.18)	(.01)	(.19)	10.20	(.09)	53		.39		.39		.64		.60
10/31/2020	10.01	.12	.42	.54	(.15)	—	(.15)	10.40	5.42	65		.38		.38		.65		1.17
10/31/2019	9.70	.18	.31	.49	(.18)	—	(.18)	10.01	5.06	22		.40		.40		.69		1.81
10/31/2018	9.91	.15	(.21)	(.06)	(.15)	—	(.15)	9.70	(.64)	21		.40		.40		.70		1.51
10/31/2017	10.03	.11	(.10)	.01	(.12)	(.01)	(.13)	9.91	.09	26		.41		.41		.71		1.10
Class F-2:
4/30/2022[6,7]	10.20	.08	(.50)	(.42)	(.07)	(.01)	(.08)	9.70	(4.12)[8]	394		.12	[9]	.12	[9]	.37	[9]	1.52	[9]
10/31/2021	10.40	.09	(.07)	.02	(.21)	(.01)	(.22)	10.20	.18	422		.13		.13		.38		.87
10/31/2020	10.01	.15	.41	.56	(.17)	—	(.17)	10.40	5.68	412		.12		.12		.39		1.41
10/31/2019	9.70	.21	.31	.52	(.21)	—	(.21)	10.01	5.36	107		.12		.12		.41		2.09
10/31/2018	9.91	.17	(.21)	(.04)	(.17)	—	(.17)	9.70	(.36)	81		.13		.13		.43		1.78
10/31/2017	10.03	.13	(.09)	.04	(.15)	(.01)	(.16)	9.91	.36	68		.15		.15		.45		1.35
Class F-3:
4/30/2022[6,7]	10.20	.08	(.49)	(.41)	(.08)	(.01)	(.09)	9.70	(4.06)[8]	73		.01	[9]	.01	[9]	.26	[9]	1.64	[9]
10/31/2021	10.40	.10	(.07)	.03	(.22)	(.01)	(.23)	10.20	.29	74		.02		.02		.27		1.01
10/31/2020	10.01	.15	.42	.57	(.18)	—	(.18)	10.40	5.77	53		.03		.03		.30		1.46
10/31/2019	9.69	.22	.31	.53	(.21)	—	(.21)	10.01	5.56	9		.03		.03		.32		2.17
10/31/2018	9.91	.19	(.23)	(.04)	(.18)	—	(.18)	9.69	(.37)	2		.03		.03		.33		1.92
10/31/2017[7,14]	9.88	.11	.03	.14	(.11)	—	(.11)	9.91	1.38 [8]	1		.04	[9]	.04	[9]	.34	[9]	1.40	[9]

See end of tables for footnotes.

74	American Funds Portfolio Series

Financial highlights (continued)

Preservation Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/2022[6,7]	$10.20	$.06	$(.49)	$(.43)	$(.06)	$(.01)	$(.07)	$9.70	(4.23)%[8]	$201		.37%[9]		.37%[9]		.62%[9]		1.28%[9]
10/31/2021	10.39	.06	(.05)	.01	(.19)	(.01)	(.20)	10.20	.03	214		.37		.37		.62		.63
10/31/2020	10.00	.13	.41	.54	(.15)	—	(.15)	10.39	5.40	211		.39		.39		.66		1.25
10/31/2019	9.69	.18	.31	.49	(.18)	—	(.18)	10.00	5.07	132		.40		.40		.69		1.81
10/31/2018	9.91	.15	(.22)	(.07)	(.15)	—	(.15)	9.69	(.76)	101		.42		.42		.72		1.51
10/31/2017	10.03	.11	(.10)	.01	(.12)	(.01)	(.13)	9.91	.07	85		.43		.43		.73		1.07
Class 529-C:
4/30/2022[6,7]	10.18	.03	(.49)	(.46)	(.03)	(.01)	(.04)	9.68	(4.55)[8]	14		1.12	[9]	1.12	[9]	1.37	[9]	.53	[9]
10/31/2021	10.39	(.01)	(.07)	(.08)	(.12)	(.01)	(.13)	10.18	(.82)	17		1.13		1.13		1.38		(.13)
10/31/2020	10.00	.06	.40	.46	(.07)	—	(.07)	10.39	4.60	21		1.15		1.15		1.42		.61
10/31/2019	9.69	.10	.31	.41	(.10)	—	(.10)	10.00	4.27	31		1.16		1.16		1.45		1.05
10/31/2018	9.90	.07	(.21)	(.14)	(.07)	—	(.07)	9.69	(1.42)	27		1.17		1.17		1.47		.74
10/31/2017	10.02	.03	(.09)	(.06)	(.05)	(.01)	(.06)	9.90	(.69)	36		1.19		1.19		1.49		.31
Class 529-E:
4/30/2022[6,7]	10.19	.05	(.49)	(.44)	(.05)	(.01)	(.06)	9.69	(4.35)[8]	6		.59	[9]	.59	[9]	.84	[9]	1.06	[9]
10/31/2021	10.39	.04	(.07)	(.03)	(.16)	(.01)	(.17)	10.19	(.30)	7		.60		.60		.85		.40
10/31/2020	10.00	.11	.40	.51	(.12)	—	(.12)	10.39	5.16	8		.61		.61		.88		1.06
10/31/2019	9.69	.16	.31	.47	(.16)	—	(.16)	10.00	4.84	6		.62		.62		.91		1.59
10/31/2018	9.91	.13	(.23)	(.10)	(.12)	—	(.12)	9.69	(.96)	4		.63		.63		.93		1.29
10/31/2017	10.02	.08	(.08)	— [10]	(.10)	(.01)	(.11)	9.91	(.05)	4		.66		.66		.96		.84
Class 529-T:
4/30/2022[6,7]	10.20	.08	(.49)	(.41)	(.07)	(.01)	(.08)	9.71	(4.02)[8,11]	—	[12]	.14	[9,11]	.14	[9,11]	.39	[9,11]	1.51	[9,11]
10/31/2021	10.40	.09	(.07)	.02	(.21)	(.01)	(.22)	10.20	.16 [11]	—	[12]	.15	[11]	.15	[11]	.40	[11]	.85	[11]
10/31/2020	10.01	.16	.40	.56	(.17)	—	(.17)	10.40	5.63 [11]	—	[12]	.16	[11]	.16	[11]	.43	[11]	1.54	[11]
10/31/2019	9.70	.20	.31	.51	(.20)	—	(.20)	10.01	5.31 [11]	—	[12]	.17	[11]	.17	[11]	.46	[11]	2.04	[11]
10/31/2018	9.92	.17	(.22)	(.05)	(.17)	—	(.17)	9.70	(.51)[11]	—	[12]	.17	[11]	.17	[11]	.47	[11]	1.74	[11]
10/31/2017[7,13]	9.91	.07	.01	.08	(.07)	—	(.07)	9.92	.84 [8,11]	—	[12]	.21	[9,11]	.21	[9,11]	.51	[9,11]	1.24	[9,11]
Class 529-F-1:
4/30/2022[6,7]	10.20	.07	(.49)	(.42)	(.07)	(.01)	(.08)	9.70	(4.15)[8,11]	—	[12]	.19	[9,11]	.19	[9,11]	.44	[9,11]	1.46	[9,11]
10/31/2021	10.40	.08	(.06)	.02	(.21)	(.01)	(.22)	10.20	.13 [11]	—	[12]	.19	[11]	.19	[11]	.44	[11]	.81	[11]
10/31/2020	10.01	.16	.40	.56	(.17)	—	(.17)	10.40	5.64 [11]	—	[12]	.15	[11]	.15	[11]	.42	[11]	1.52	[11]
10/31/2019	9.69	.20	.32	.52	(.20)	—	(.20)	10.01	5.42	29		.17		.17		.46		2.05
10/31/2018	9.91	.17	(.22)	(.05)	(.17)	—	(.17)	9.69	(.51)	21		.17		.17		.47		1.75
10/31/2017	10.03	.13	(.10)	.03	(.14)	(.01)	(.15)	9.91	.31	17		.20		.20		.50		1.30
Class 529-F-2:
4/30/2022[6,7]	10.20	.08	(.50)	(.42)	(.07)	(.01)	(.08)	9.70	(4.11)[8]	43		.11	[9]	.11	[9]	.36	[9]	1.54	[9]
10/31/2021	10.40	.09	(.07)	.02	(.21)	(.01)	(.22)	10.20	.17	44		.14		.14		.39		.86
10/31/2020[7,16]	10.40	—	—	—	—	—	—	10.40	—	40		—		—		—		—

See end of tables for footnotes.

American Funds Portfolio Series	75

Financial highlights (continued)

Preservation Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-F-3:
4/30/2022[6,7]	$10.20	$.08	$(.50)	$(.42)	$(.07)	$(.01)	$(.08)	$9.70	(4.09)%[8]	$—	[12]	.08%[9]		.08%[9]		.33%[9]		1.57%[9]
10/31/2021	10.40	.09	(.06)	.03	(.22)	(.01)	(.23)	10.20	.22	—	[12]	.15		.09		.34		.90
10/31/2020[7,16]	10.40	—	—	—	—	—	—	10.40	—	—	[12]	—		—		—		—
Class ABLE-A:
4/30/2022[6,7]	10.21	.07	(.50)	(.43)	(.06)	(.01)	(.07)	9.71	(4.20)[8]	1		.32	[9]	.26	[9]	.51	[9]	1.38	[9]
10/31/2021	10.40	.08	(.06)	.02	(.20)	(.01)	(.21)	10.21	.17	1		.25		.19		.44		.82
10/31/2020	10.01	.13	.41	.54	(.15)	—	(.15)	10.40	5.39	—	[12]	.39		.33		.60		1.30
10/31/2019	9.69	.19	.31	.50	(.18)	—	(.18)	10.01	5.21	—	[12]	.40		.34		.63		1.89
10/31/2018[7,17]	9.74	.05	(.04)	.01	(.06)	—	(.06)	9.69	.14 [8,11]	—	[12]	.10	[8,11]	.08	[8,11]	.38	[8,11]	.52	[8,11]
Class ABLE-F-2:
4/30/2022[6,7]	10.21	.08	(.47)	(.39)	(.07)	(.01)	(.08)	9.74	(3.80)[8]	—	[12]	.09	[9]	.04	[9]	.29	[9]	1.61	[9]
10/31/2021	10.40	.10	(.06)	.04	(.22)	(.01)	(.23)	10.21	.32	—	[12]	.09		.03		.28		.96
10/31/2020[7,16]	10.40	—	—	—	—	—	—	10.40	—	—	[12]	—		—		—		—
Class R-1:
4/30/2022[6,7]	10.18	.03	(.49)	(.46)	(.03)	(.01)	(.04)	9.68	(4.55)[8]	1		1.12	[9]	1.12	[9]	1.37	[9]	.53	[9]
10/31/2021	10.39	(.02)	(.06)	(.08)	(.12)	(.01)	(.13)	10.18	(.83)	1		1.16		1.16		1.41		(.16)
10/31/2020	10.01	.04	.41	.45	(.07)	—	(.07)	10.39	4.50	1		1.18		1.18		1.45		.41
10/31/2019	9.69	.10	.32	.42	(.10)	—	(.10)	10.01	4.34	—	[12]	1.18		1.18		1.47		1.02
10/31/2018	9.91	.07	(.22)	(.15)	(.07)	—	(.07)	9.69	(1.51)	—	[12]	1.15		1.15		1.45		.70
10/31/2017	10.02	.04	(.09)	(.05)	(.05)	(.01)	(.06)	9.91	(.58)	1		1.14		1.14		1.44		.39
Class R-2:
4/30/2022[6,7]	10.16	.03	(.50)	(.47)	(.03)	(.01)	(.04)	9.65	(4.64)[8]	19		1.10	[9]	1.10	[9]	1.35	[9]	.54	[9]
10/31/2021	10.37	(.01)	(.07)	(.08)	(.12)	(.01)	(.13)	10.16	(.80)	19		1.12		1.12		1.37		(.12)
10/31/2020	9.98	.06	.40	.46	(.07)	—	(.07)	10.37	4.66	25		1.13		1.13		1.40		.55
10/31/2019	9.67	.11	.31	.42	(.11)	—	(.11)	9.98	4.32	17		1.13		1.13		1.42		1.09
10/31/2018	9.89	.08	(.22)	(.14)	(.08)	—	(.08)	9.67	(1.45)	14		1.12		1.12		1.42		.79
10/31/2017	10.00	.04	(.09)	(.05)	(.05)	(.01)	(.06)	9.89	(.50)	15		1.10		1.10		1.40		.40
Class R-2E:
4/30/2022[6,7]	10.20	.04	(.49)	(.45)	(.04)	(.01)	(.05)	9.70	(4.44)[8]	1		.82	[9]	.82	[9]	1.07	[9]	.78	[9]
10/31/2021	10.40	.01	(.06)	(.05)	(.14)	(.01)	(.15)	10.20	(.54)	1		.86		.85		1.10		.13
10/31/2020	10.01	.08	.41	.49	(.10)	—	(.10)	10.40	4.95	1		.83		.83		1.10		.82
10/31/2019	9.70	.14	.30	.44	(.13)	—	(.13)	10.01	4.57	1		.86		.86		1.15		1.37
10/31/2018	9.91	.10	(.21)	(.11)	(.10)	—	(.10)	9.70	(1.11)	1		.85		.85		1.15		1.02
10/31/2017	10.02	.07	(.09)	(.02)	(.08)	(.01)	(.09)	9.91	(.27)	2		.84		.84		1.14		.67

See end of tables for footnotes.

76	American Funds Portfolio Series

Financial highlights (continued)

Preservation Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class R-3:
4/30/2022[6,7]	$10.19	$.05	$(.49)	$(.44)	$(.05)	$(.01)	$(.06)	$9.69	(4.36)%[8]	$28		.64%[9]		.64%[9]		.89%[9]		1.02%[9]
10/31/2021	10.39	.04	(.07)	(.03)	(.16)	(.01)	(.17)	10.19	(.35)	29		.66		.66		.91		.34
10/31/2020	10.00	.10	.41	.51	(.12)	—	(.12)	10.39	5.12	29		.67		.67		.94		.99
10/31/2019	9.69	.15	.31	.46	(.15)	—	(.15)	10.00	4.77	19		.67		.67		.96		1.54
10/31/2018	9.91	.12	(.22)	(.10)	(.12)	—	(.12)	9.69	(1.00)	16		.67		.67		.97		1.24
10/31/2017	10.02	.08	(.08)	— [10]	(.10)	(.01)	(.11)	9.91	(.06)	16		.67		.67		.97		.83
Class R-4:
4/30/2022[6,7]	10.20	.07	(.50)	(.43)	(.06)	(.01)	(.07)	9.70	(4.21)[8]	14		.33	[9]	.33	[9]	.58	[9]	1.32	[9]
10/31/2021	10.40	.07	(.07)	— [10]	(.19)	(.01)	(.20)	10.20	(.05)	15		.35		.35		.60		.64
10/31/2020	10.01	.13	.41	.54	(.15)	—	(.15)	10.40	5.43	17		.36		.36		.63		1.31
10/31/2019	9.70	.18	.31	.49	(.18)	—	(.18)	10.01	5.09	12		.37		.37		.66		1.84
10/31/2018	9.91	.15	(.21)	(.06)	(.15)	—	(.15)	9.70	(.60)	12		.37		.37		.67		1.55
10/31/2017	10.03	.11	(.09)	.02	(.13)	(.01)	(.14)	9.91	.13	11		.37		.37		.67		1.12
Class R-5E:
4/30/2022[6,7]	10.21	.07	(.49)	(.42)	(.07)	(.01)	(.08)	9.71	(4.13)[8]	3		.16	[9]	.16	[9]	.41	[9]	1.49	[9]
10/31/2021	10.41	.08	(.06)	.02	(.21)	(.01)	(.22)	10.21	.13	3		.17		.17		.42		.82
10/31/2020	10.02	.15	.41	.56	(.17)	—	(.17)	10.41	5.61	3		.18		.18		.45		1.46
10/31/2019	9.70	.20	.32	.52	(.20)	—	(.20)	10.02	5.41	2		.18		.18		.47		2.04
10/31/2018	9.92	.18	(.23)	(.05)	(.17)	—	(.17)	9.70	(.49)	—	[12]	.17		.17		.47		1.81
10/31/2017	10.04	.14	(.10)	.04	(.15)	(.01)	(.16)	9.92	.39	—	[12]	.18		.11		.41		1.40
Class R-5:
4/30/2022[6,7]	10.20	.08	(.50)	(.42)	(.07)	(.01)	(.08)	9.70	(4.08)[8]	7		.06	[9]	.06	[9]	.31	[9]	1.57	[9]
10/31/2021	10.40	.09	(.06)	.03	(.22)	(.01)	(.23)	10.20	.24	5		.07		.07		.32		.92
10/31/2020	10.01	.15	.42	.57	(.18)	—	(.18)	10.40	5.72	6		.08		.08		.35		1.50
10/31/2019	9.70	.21	.31	.52	(.21)	—	(.21)	10.01	5.40	2		.09		.09		.38		2.12
10/31/2018	9.92	.18	(.22)	(.04)	(.18)	—	(.18)	9.70	(.42)	2		.08		.08		.38		1.80
10/31/2017	10.03	.14	(.09)	.05	(.15)	(.01)	(.16)	9.92	.52	3		.08		.08		.38		1.39
Class R-6:
4/30/2022[6,7]	10.20	.08	(.48)	(.40)	(.08)	(.01)	(.09)	9.71	(3.96)[8]	33		.01	[9]	.01	[9]	.26	[9]	1.64	[9]
10/31/2021	10.40	.10	(.07)	.03	(.22)	(.01)	(.23)	10.20	.29	44		.02		.02		.27		.97
10/31/2020	10.01	.16	.41	.57	(.18)	—	(.18)	10.40	5.76	44		.03		.03		.30		1.59
10/31/2019	9.70	.22	.30	.52	(.21)	—	(.21)	10.01	5.45	23		.03		.03		.32		2.18
10/31/2018	9.92	.18	(.22)	(.04)	(.18)	—	(.18)	9.70	(.37)	13		.03		.03		.33		1.88
10/31/2017	10.03	.14	(.08)	.06	(.16)	(.01)	(.17)	9.92	.57	14		.04		.04		.34		1.45

See end of tables for footnotes.

American Funds Portfolio Series	77

Financial highlights (continued)

Tax-Exempt Preservation Portfolio

		(Loss) income from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2022[6,7]	$9.99	$.03		$(.51)	$(.48)	$(.06)	$9.45	(4.88)%[8]	$480		.35%[9]		.34%[9]		.62%[9]		.65%[9]
10/31/2021	10.03	.07		(.01)	.06	(.10)	9.99	.60	525		.35		.35		.63		.70
10/31/2020	9.88	.13		.16	.29	(.14)	10.03	2.98	426		.37		.36		.66		1.27
10/31/2019	9.57	.17		.31	.48	(.17)	9.88	5.03	333		.38		.37		.70		1.71
10/31/2018	9.79	.16		(.22)	(.06)	(.16)	9.57	(.59)	307		.40		.39		.73		1.69
10/31/2017	9.90	.18		(.10)	.08	(.19)	9.79	.81	336		.44		.43		.77		1.89
Class C:
4/30/2022[6,7]	9.97	—	[10]	(.52)	(.52)	(.02)	9.43	(5.21)[8]	30		1.05	[9]	1.04	[9]	1.32	[9]	(.06)[9]
10/31/2021	10.01	—	[10]	— [10]	— [10]	(.04)	9.97	(.05)	37		1.05		1.05		1.33		.01
10/31/2020	9.87	.06		.15	.21	(.07)	10.01	2.16	39		1.07		1.06		1.36		.58
10/31/2019	9.56	.10		.31	.41	(.10)	9.87	4.28	39		1.08		1.07		1.40		1.01
10/31/2018	9.78	.10		(.23)	(.13)	(.09)	9.56	(1.30)	44		1.10		1.09		1.43		.99
10/31/2017	9.89	.12		(.11)	.01	(.12)	9.78	.10	54		1.14		1.13		1.47		1.20
Class T:
4/30/2022[6,7]	9.99	.05		(.52)	(.47)	(.07)	9.45	(4.74) [8,11]	—	[12]	.05	[9,11]	.05	[9,11]	.33	[9,11]	.94	[9,11]
10/31/2021	10.03	.10		(.01)	.09	(.13)	9.99	.89 [11]	—	[12]	.05	[11]	.05	[11]	.33	[11]	1.00	[11]
10/31/2020	9.88	.16		.16	.32	(.17)	10.03	3.28 [11]	—	[12]	.07	[11]	.07	[11]	.37	[11]	1.58	[11]
10/31/2019	9.57	.20		.31	.51	(.20)	9.88	5.34 [11]	—	[12]	.08	[11]	.07	[11]	.40	[11]	2.01	[11]
10/31/2018	9.79	.19		(.22)	(.03)	(.19)	9.57	(.31)[11]	—	[12]	.11	[11]	.10	[11]	.44	[11]	1.98	[11]
10/31/2017[7,13]	9.76	.11		.04	.15	(.12)	9.79	1.50 [8,11]	—	[12]	.14	[9,11]	.12	[9,11]	.46	[9,11]	1.95	[9,11]
Class F-1:
4/30/2022[6,7]	10.00	.03		(.52)	(.49)	(.05)	9.46	(4.90)[8]	5		.39	[9]	.39	[9]	.67	[9]	.59	[9]
10/31/2021	10.03	.07		(.01)	.06	(.09)	10.00	.65	7		.40		.40		.68		.66
10/31/2020	9.88	.12		.17	.29	(.14)	10.03	2.93	9		.39		.39		.70		1.16
10/31/2019	9.57	.16		.31	.47	(.16)	9.88	4.95	4		.43		.41		.74		1.66
10/31/2018	9.80	.16		(.23)	(.07)	(.16)	9.57	(.73)	4		.42		.41		.75		1.66
10/31/2017	9.90	.19		(.10)	.09	(.19)	9.80	.93	11		.42		.41		.75		1.91
Class F-2:
4/30/2022[6,7]	9.99	.04		(.51)	(.47)	(.07)	9.45	(4.78)[8]	121		.12	[9]	.12	[9]	.40	[9]	.86	[9]
10/31/2021	10.03	.09		(.01)	.08	(.12)	9.99	.83	171		.12		.12		.40		.92
10/31/2020	9.88	.15		.16	.31	(.16)	10.03	3.21	112		.13		.13		.43		1.47
10/31/2019	9.57	.19		.31	.50	(.19)	9.88	5.28	58		.14		.13		.46		1.94
10/31/2018	9.79	.19		(.22)	(.03)	(.19)	9.57	(.33)	43		.14		.13		.47		1.95
10/31/2017	9.90	.21		(.10)	.11	(.22)	9.79	1.09	34		.16		.15		.49		2.17
Class F-3:
4/30/2022[6,7]	9.99	.05		(.52)	(.47)	(.07)	9.45	(4.72)[8]	20		.02	[9]	.01	[9]	.29	[9]	.96	[9]
10/31/2021	10.03	.10		(.01)	.09	(.13)	9.99	.93	42		.02		.02		.30		1.01
10/31/2020	9.88	.15		.17	.32	(.17)	10.03	3.32	19		.04		.03		.33		1.54
10/31/2019	9.57	.20		.31	.51	(.20)	9.88	5.37	7		.04		.03		.36		2.01
10/31/2018	9.79	.20		(.22)	(.02)	(.20)	9.57	(.23)	2		.04		.04		.38		2.03
10/31/2017[7,14]	9.69	.15		.11	.26	(.16)	9.79	2.70 [8]	1		.03	[9]	.01	[9]	.35	[9]	2.02	[9]

See end of tables for footnotes.

78	American Funds Portfolio Series

Financial highlights (continued)

	Six months ended		Year ended October 31,
Portfolio turnover rate for all share classes	April 30, 2022[6,7,8]		2021		2020	2019		2018		2017
Global Growth Portfolio	1%		5%		27%	3%		1%		64%
Growth Portfolio	—	[18]	5		30	—	[18]	—	[18]	33
Growth and Income Portfolio	—	[18]	18		13	1		—	[18]	30
Moderate Growth and Income Portfolio	—	[18]	11		17	1		—	[18]	15
Conservative Growth and Income Portfolio	2		30		23	1		2		1
Tax-Aware Conservative Growth and Income Portfolio	—	[18]	—	[18]	14	1		2		13
Preservation Portfolio	6		17		1	4		8		25
Tax-Exempt Preservation Portfolio	5		5		7	15		13		45

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from Virginia529 and/or CRMC. During some of the years shown, Virginia529 waived a portion of ABLE plan services fees for existing Class ABLE shares. In addition, during some of the years shown CRMC reimbursed a portion of transfer agent services fees for certain share classes on some funds and reimbursed a portion of miscellaneous fees and expenses for Tax-Exempt Preservation Portfolio.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[6]	Unaudited.
[7]	Based on operations for a period that is less than a full year.
[8]	Not annualized.
[9]	Annualized.
[10]	Amount less than $.01.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Amount less than $1 million.
[13]	Class T and 529-T shares, as applicable, began investment operations on April 7, 2017.
[14]	Class F-3 shares began investment operations on January 27, 2017.
[15]	Amount less than .01%.
[16]	Class 529-F-2, 529-F-3 and ABLE-F-2 shares began investment operations on October 30, 2020.
[17]	Class ABLE-A shares began investment operations on July 13, 2018.
[18]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

American Funds Portfolio Series	79

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2021, through April 30, 2022).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2, 529-F-3 and ABLE-F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

80	American Funds Portfolio Series

Expense example (continued)

Global Growth Portfolio

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$787.14	$1.60	.36%	$3.50	.79%
Class A – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.96	.79
Class C – actual return	1,000.00	784.09	4.91	1.11	6.81	1.54
Class C – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.70	1.54
Class T – actual return	1,000.00	788.20	.44	.10	2.35	.53
Class T – assumed 5% return	1,000.00	1,024.30	.50	.10	2.66	.53
Class F-1 – actual return	1,000.00	786.77	1.68	.38	3.59	.81
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	4.06	.81
Class F-2 – actual return	1,000.00	787.95	.53	.12	2.44	.55
Class F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	2.76	.55
Class F-3 – actual return	1,000.00	788.32	.04	.01	1.95	.44
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	2.21	.44
Class 529-A – actual return	1,000.00	786.96	1.73	.39	3.63	.82
Class 529-A – assumed 5% return	1,000.00	1,022.86	1.96	.39	4.11	.82
Class 529-C – actual return	1,000.00	784.01	5.09	1.15	6.99	1.58
Class 529-C – assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.90	1.58
Class 529-E – actual return	1,000.00	786.13	2.75	.62	4.65	1.05
Class 529-E – assumed 5% return	1,000.00	1,021.72	3.11	.62	5.26	1.05
Class 529-T – actual return	1,000.00	787.72	.66	.15	2.57	.58
Class 529-T – assumed 5% return	1,000.00	1,024.05	.75	.15	2.91	.58
Class 529-F-1 – actual return	1,000.00	787.66	.84	.19	2.75	.62
Class 529-F-1 – assumed 5% return	1,000.00	1,023.85	.95	.19	3.11	.62
Class 529-F-2 – actual return	1,000.00	788.05	.58	.13	2.48	.56
Class 529-F-2 – assumed 5% return	1,000.00	1,024.15	.65	.13	2.81	.56
Class 529-F-3 – actual return	1,000.00	788.16	.31	.07	2.22	.50
Class 529-F-3 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.51	.50
Class ABLE-A – actual return	1,000.00	787.53	1.11	.25	3.01	.68
Class ABLE-A – assumed 5% return	1,000.00	1,023.55	1.25	.25	3.41	.68
Class ABLE-F-2 – actual return	1,000.00	788.24	.27	.06	2.17	.49
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.46	.49
Class R-1 – actual return	1,000.00	784.50	4.56	1.03	6.46	1.46
Class R-1 – assumed 5% return	1,000.00	1,019.69	5.16	1.03	7.30	1.46
Class R-2 – actual return	1,000.00	784.12	4.91	1.11	6.81	1.54
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.70	1.54
Class R-2E – actual return	1,000.00	785.25	3.63	.82	5.53	1.25
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	6.26	1.25
Class R-3 – actual return	1,000.00	785.82	2.88	.65	4.78	1.08
Class R-3 – assumed 5% return	1,000.00	1,021.57	3.26	.65	5.41	1.08
Class R-4 – actual return	1,000.00	787.00	1.46	.33	3.37	.76
Class R-4 – assumed 5% return	1,000.00	1,023.16	1.66	.33	3.81	.76
Class R-5E – actual return	1,000.00	787.75	.71	.16	2.62	.59
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.96	.59
Class R-5 – actual return	1,000.00	788.26	.27	.06	2.17	.49
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.46	.49
Class R-6 – actual return	1,000.00	788.45	.04	.01	1.95	.44
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	2.21	.44

See end of tables for footnotes.

American Funds Portfolio Series	81

Expense example (continued)

Growth Portfolio

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$789.08	$1.60	.36%	$3.24	.73%
Class A – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.66	.73
Class C – actual return	1,000.00	786.20	4.87	1.10	6.51	1.47
Class C – assumed 5% return	1,000.00	1,019.34	5.51	1.10	7.35	1.47
Class T – actual return	1,000.00	790.35	.40	.09	2.04	.46
Class T – assumed 5% return	1,000.00	1,024.35	.45	.09	2.31	.46
Class F-1 – actual return	1,000.00	789.14	1.69	.38	3.33	.75
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.76	.75
Class F-2 – actual return	1,000.00	789.94	.53	.12	2.17	.49
Class F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	2.46	.49
Class F-3 – actual return	1,000.00	790.61	.04	.01	1.69	.38
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.91	.38
Class 529-A – actual return	1,000.00	789.17	1.73	.39	3.37	.76
Class 529-A – assumed 5% return	1,000.00	1,022.86	1.96	.39	3.81	.76
Class 529-C – actual return	1,000.00	786.27	5.09	1.15	6.73	1.52
Class 529-C – assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.60	1.52
Class 529-E – actual return	1,000.00	788.37	2.70	.61	4.35	.98
Class 529-E – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.91	.98
Class 529-T – actual return	1,000.00	789.91	.67	.15	2.31	.52
Class 529-T – assumed 5% return	1,000.00	1,024.05	.75	.15	2.61	.52
Class 529-F-1 – actual return	1,000.00	790.06	.84	.19	2.49	.56
Class 529-F-1 – assumed 5% return	1,000.00	1,023.85	.95	.19	2.81	.56
Class 529-F-2 – actual return	1,000.00	790.20	.58	.13	2.22	.50
Class 529-F-2 – assumed 5% return	1,000.00	1,024.15	.65	.13	2.51	.50
Class 529-F-3 – actual return	1,000.00	790.30	.31	.07	1.95	.44
Class 529-F-3 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.21	.44
Class ABLE-A – actual return	1,000.00	789.65	1.15	.26	2.80	.63
Class ABLE-A – assumed 5% return	1,000.00	1,023.51	1.30	.26	3.16	.63
Class ABLE-F-2 – actual return	1,000.00	790.14	.22	.05	1.86	.42
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.55	.25	.05	2.11	.42
Class R-1 – actual return	1,000.00	786.02	4.92	1.11	6.55	1.48
Class R-1 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.40	1.48
Class R-2 – actual return	1,000.00	786.04	4.92	1.11	6.55	1.48
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.40	1.48
Class R-2E – actual return	1,000.00	787.38	3.68	.83	5.32	1.20
Class R-2E – assumed 5% return	1,000.00	1,020.68	4.16	.83	6.01	1.20
Class R-3 – actual return	1,000.00	788.22	2.88	.65	4.52	1.02
Class R-3 – assumed 5% return	1,000.00	1,021.57	3.26	.65	5.11	1.02
Class R-4 – actual return	1,000.00	789.18	1.55	.35	3.19	.72
Class R-4 – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.61	.72
Class R-5E – actual return	1,000.00	789.78	.67	.15	2.31	.52
Class R-5E – assumed 5% return	1,000.00	1,024.05	.75	.15	2.61	.52
Class R-5 – actual return	1,000.00	790.34	.27	.06	1.91	.43
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.16	.43
Class R-6 – actual return	1,000.00	790.60	.04	.01	1.69	.38
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.91	.38

See end of tables for footnotes.

82	American Funds Portfolio Series

Expense example (continued)

Growth and Income Portfolio

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$887.81	$1.59	.34%	$3.14	.67%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.36	.67
Class C – actual return	1,000.00	884.77	5.00	1.07	6.54	1.40
Class C – assumed 5% return	1,000.00	1,019.49	5.36	1.07	7.00	1.40
Class T – actual return	1,000.00	889.51	.33	.07	1.87	.40
Class T – assumed 5% return	1,000.00	1,024.45	.35	.07	2.01	.40
Class F-1 – actual return	1,000.00	887.66	1.78	.38	3.32	.71
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.56	.71
Class F-2 – actual return	1,000.00	888.99	.56	.12	2.11	.45
Class F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	2.26	.45
Class F-3 – actual return	1,000.00	889.31	.05	.01	1.59	.34
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.71	.34
Class 529-A – actual return	1,000.00	887.71	1.68	.36	3.23	.69
Class 529-A – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.46	.69
Class 529-C – actual return	1,000.00	884.73	5.23	1.12	6.78	1.45
Class 529-C – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.25	1.45
Class 529-E – actual return	1,000.00	886.87	2.81	.60	4.35	.93
Class 529-E – assumed 5% return	1,000.00	1,021.82	3.01	.60	4.66	.93
Class 529-T – actual return	1,000.00	889.28	.56	.12	2.11	.45
Class 529-T – assumed 5% return	1,000.00	1,024.20	.60	.12	2.26	.45
Class 529-F-1 – actual return	1,000.00	888.51	.89	.19	2.43	.52
Class 529-F-1 – assumed 5% return	1,000.00	1,023.85	.95	.19	2.61	.52
Class 529-F-2 – actual return	1,000.00	888.79	.52	.11	2.06	.44
Class 529-F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	2.21	.44
Class 529-F-3 – actual return	1,000.00	889.51	.33	.07	1.87	.40
Class 529-F-3 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.01	.40
Class ABLE-A – actual return	1,000.00	888.14	1.12	.24	2.67	.57
Class ABLE-A – assumed 5% return	1,000.00	1,023.60	1.20	.24	2.86	.57
Class ABLE-F-2 – actual return	1,000.00	889.53	.19	.04	1.73	.37
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.60	.20	.04	1.86	.37
Class R-1 – actual return	1,000.00	884.88	5.05	1.08	6.59	1.41
Class R-1 – assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.05	1.41
Class R-2 – actual return	1,000.00	884.54	5.09	1.09	6.64	1.42
Class R-2 – assumed 5% return	1,000.00	1,019.39	5.46	1.09	7.10	1.42
Class R-2E – actual return	1,000.00	885.76	3.83	.82	5.38	1.15
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	5.76	1.15
Class R-3 – actual return	1,000.00	886.44	3.04	.65	4.58	.98
Class R-3 – assumed 5% return	1,000.00	1,021.57	3.26	.65	4.91	.98
Class R-4 – actual return	1,000.00	888.21	1.64	.35	3.18	.68
Class R-4 – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.41	.68
Class R-5E – actual return	1,000.00	889.08	.70	.15	2.25	.48
Class R-5E – assumed 5% return	1,000.00	1,024.05	.75	.15	2.41	.48
Class R-5 – actual return	1,000.00	888.98	.28	.06	1.83	.39
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.96	.39
Class R-6 – actual return	1,000.00	889.49	.05	.01	1.59	.34
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.71	.34

See end of tables for footnotes.

American Funds Portfolio Series	83

Expense example (continued)

Moderate Growth and Income Portfolio

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$910.30	$1.61	.34%	$3.17	.67%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.36	.67
Class C – actual return	1,000.00	906.89	5.01	1.06	6.57	1.39
Class C – assumed 5% return	1,000.00	1,019.54	5.31	1.06	6.95	1.39
Class T – actual return	1,000.00	911.61	.24	.05	1.80	.38
Class T – assumed 5% return	1,000.00	1,024.55	.25	.05	1.91	.38
Class F-1 – actual return	1,000.00	909.67	1.75	.37	3.31	.70
Class F-1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.51	.70
Class F-2 – actual return	1,000.00	911.46	.52	.11	2.09	.44
Class F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	2.21	.44
Class F-3 – actual return	1,000.00	911.79	.05	.01	1.61	.34
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.71	.34
Class 529-A – actual return	1,000.00	909.75	1.61	.34	3.17	.67
Class 529-A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.36	.67
Class 529-C – actual return	1,000.00	906.79	5.25	1.11	6.81	1.44
Class 529-C – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.20	1.44
Class 529-E – actual return	1,000.00	908.95	2.79	.59	4.35	.92
Class 529-E – assumed 5% return	1,000.00	1,021.87	2.96	.59	4.61	.92
Class 529-T – actual return	1,000.00	910.80	.52	.11	2.08	.44
Class 529-T – assumed 5% return	1,000.00	1,024.25	.55	.11	2.21	.44
Class 529-F-1 – actual return	1,000.00	910.63	.85	.18	2.42	.51
Class 529-F-1 – assumed 5% return	1,000.00	1,023.90	.90	.18	2.56	.51
Class 529-F-2 – actual return	1,000.00	911.33	.52	.11	2.09	.44
Class 529-F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	2.21	.44
Class 529-F-3 – actual return	1,000.00	911.49	.33	.07	1.90	.40
Class 529-F-3 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.01	.40
Class ABLE-A – actual return	1,000.00	910.50	1.18	.25	2.75	.58
Class ABLE-A – assumed 5% return	1,000.00	1,023.55	1.25	.25	2.91	.58
Class ABLE-F-2 – actual return	1,000.00	911.50	.14	.03	1.71	.36
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.65	.15	.03	1.81	.36
Class R-1 – actual return	1,000.00	906.37	5.20	1.10	6.76	1.43
Class R-1 – assumed 5% return	1,000.00	1,019.34	5.51	1.10	7.15	1.43
Class R-2 – actual return	1,000.00	906.81	5.06	1.07	6.62	1.40
Class R-2 – assumed 5% return	1,000.00	1,019.49	5.36	1.07	7.00	1.40
Class R-2E – actual return	1,000.00	907.74	3.88	.82	5.44	1.15
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	5.76	1.15
Class R-3 – actual return	1,000.00	908.47	3.08	.65	4.64	.98
Class R-3 – assumed 5% return	1,000.00	1,021.57	3.26	.65	4.91	.98
Class R-4 – actual return	1,000.00	910.10	1.66	.35	3.22	.68
Class R-4 – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.41	.68
Class R-5E – actual return	1,000.00	910.65	.76	.16	2.32	.49
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.46	.49
Class R-5 – actual return	1,000.00	911.25	.28	.06	1.85	.39
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.96	.39
Class R-6 – actual return	1,000.00	911.46	.05	.01	1.61	.34
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.71	.34

See end of tables for footnotes.

84	American Funds Portfolio Series

Expense example (continued)

Conservative Growth and Income Portfolio

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$954.30	$1.65	.34%	$3.05	.63%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.16	.63
Class C – actual return	1,000.00	951.31	5.08	1.05	6.48	1.34
Class C – assumed 5% return	1,000.00	1,019.59	5.26	1.05	6.71	1.34
Class T – actual return	1,000.00	955.68	.24	.05	1.65	.34
Class T – assumed 5% return	1,000.00	1,024.55	.25	.05	1.71	.34
Class F-1 – actual return	1,000.00	954.23	1.79	.37	3.20	.66
Class F-1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.31	.66
Class F-2 – actual return	1,000.00	955.46	.53	.11	1.94	.40
Class F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	2.01	.40
Class F-3 – actual return	1,000.00	955.85	.05	.01	1.45	.30
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.51	.30
Class 529-A – actual return	1,000.00	954.26	1.70	.35	3.10	.64
Class 529-A – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.21	.64
Class 529-C – actual return	1,000.00	951.13	5.37	1.11	6.77	1.40
Class 529-C – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.00	1.40
Class 529-E – actual return	1,000.00	953.77	2.86	.59	4.26	.88
Class 529-E – assumed 5% return	1,000.00	1,021.87	2.96	.59	4.41	.88
Class 529-T – actual return	1,000.00	955.46	.44	.09	1.84	.38
Class 529-T – assumed 5% return	1,000.00	1,024.35	.45	.09	1.91	.38
Class 529-F-1 – actual return	1,000.00	955.77	.87	.18	2.28	.47
Class 529-F-1 – assumed 5% return	1,000.00	1,023.90	.90	.18	2.36	.47
Class 529-F-2 – actual return	1,000.00	956.06	.53	.11	1.94	.40
Class 529-F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	2.01	.40
Class 529-F-3 – actual return	1,000.00	956.26	.34	.07	1.75	.36
Class 529-F-3 – assumed 5% return	1,000.00	1,024.45	.35	.07	1.81	.36
Class ABLE-A – actual return	1,000.00	954.52	1.16	.24	2.57	.53
Class ABLE-A – assumed 5% return	1,000.00	1,023.60	1.20	.24	2.66	.53
Class ABLE-F-2 – actual return	1,000.00	955.57	.15	.03	1.55	.32
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.65	.15	.03	1.61	.32
Class R-1 – actual return	1,000.00	950.75	5.13	1.06	6.53	1.35
Class R-1 – assumed 5% return	1,000.00	1,019.54	5.31	1.06	6.76	1.35
Class R-2 – actual return	1,000.00	951.09	5.18	1.07	6.58	1.36
Class R-2 – assumed 5% return	1,000.00	1,019.49	5.36	1.07	6.80	1.36
Class R-2E – actual return	1,000.00	952.07	3.92	.81	5.32	1.10
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.51	1.10
Class R-3 – actual return	1,000.00	952.76	3.00	.62	4.41	.91
Class R-3 – assumed 5% return	1,000.00	1,021.72	3.11	.62	4.56	.91
Class R-4 – actual return	1,000.00	954.29	1.65	.34	3.05	.63
Class R-4 – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.16	.63
Class R-5E – actual return	1,000.00	955.16	.78	.16	2.18	.45
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.26	.45
Class R-5 – actual return	1,000.00	955.74	.29	.06	1.70	.35
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.76	.35
Class R-6 – actual return	1,000.00	955.96	.05	.01	1.45	.30
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.51	.30

See end of tables for footnotes.

American Funds Portfolio Series	85

Expense example (continued)

Tax-Aware Conservative Growth and Income Portfolio

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$929.70	$1.63	.34%	$3.06	.64%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.21	.64
Class C – actual return	1,000.00	925.91	4.97	1.04	6.40	1.34
Class C – assumed 5% return	1,000.00	1,019.64	5.21	1.04	6.71	1.34
Class T – actual return	1,000.00	931.05	.19	.04	1.63	.34
Class T – assumed 5% return	1,000.00	1,024.60	.20	.04	1.71	.34
Class F-1 – actual return	1,000.00	928.86	1.82	.38	3.25	.68
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.41	.68
Class F-2 – actual return	1,000.00	930.23	.57	.12	2.01	.42
Class F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	2.11	.42
Class F-3 – actual return	1,000.00	930.62	.10	.02	1.53	.32
Class F-3 – assumed 5% return	1,000.00	1,024.70	.10	.02	1.61	.32

See end of tables for footnotes.

86	American Funds Portfolio Series

Expense example (continued)

Preservation Portfolio

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$957.72	$1.80	.37%	$3.01	.62%
Class A – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.11	.62
Class C – actual return	1,000.00	954.64	5.19	1.07	6.40	1.32
Class C – assumed 5% return	1,000.00	1,019.49	5.36	1.07	6.61	1.32
Class T – actual return	1,000.00	960.09	.39	.08	1.60	.33
Class T – assumed 5% return	1,000.00	1,024.40	.40	.08	1.66	.33
Class F-1 – actual return	1,000.00	957.58	1.84	.38	3.06	.63
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.16	.63
Class F-2 – actual return	1,000.00	958.85	.58	.12	1.80	.37
Class F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	1.86	.37
Class F-3 – actual return	1,000.00	959.41	.05	.01	1.26	.26
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.30	.26
Class 529-A – actual return	1,000.00	957.71	1.80	.37	3.01	.62
Class 529-A – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.11	.62
Class 529-C – actual return	1,000.00	954.50	5.43	1.12	6.64	1.37
Class 529-C – assumed 5% return	1,000.00	1,019.24	5.61	1.12	6.85	1.37
Class 529-E – actual return	1,000.00	956.55	2.86	.59	4.07	.84
Class 529-E – assumed 5% return	1,000.00	1,021.87	2.96	.59	4.21	.84
Class 529-T – actual return	1,000.00	959.76	.68	.14	1.90	.39
Class 529-T – assumed 5% return	1,000.00	1,024.10	.70	.14	1.96	.39
Class 529-F-1 – actual return	1,000.00	958.53	.92	.19	2.14	.44
Class 529-F-1 – assumed 5% return	1,000.00	1,023.85	.95	.19	2.21	.44
Class 529-F-2 – actual return	1,000.00	958.90	.53	.11	1.75	.36
Class 529-F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	1.81	.36
Class 529-F-3 – actual return	1,000.00	959.10	.39	.08	1.60	.33
Class 529-F-3 – assumed 5% return	1,000.00	1,024.40	.40	.08	1.66	.33
Class ABLE-A – actual return	1,000.00	957.99	1.26	.26	2.48	.51
Class ABLE-A – assumed 5% return	1,000.00	1,023.51	1.30	.26	2.56	.51
Class ABLE-F-2 – actual return	1,000.00	961.96	.19	.04	1.41	.29
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.60	.20	.04	1.45	.29
Class R-1 – actual return	1,000.00	954.53	5.43	1.12	6.64	1.37
Class R-1 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	6.85	1.37
Class R-2 – actual return	1,000.00	953.56	5.33	1.10	6.54	1.35
Class R-2 – assumed 5% return	1,000.00	1,019.34	5.51	1.10	6.76	1.35
Class R-2E – actual return	1,000.00	955.57	3.98	.82	5.19	1.07
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	5.36	1.07
Class R-3 – actual return	1,000.00	956.38	3.10	.64	4.32	.89
Class R-3 – assumed 5% return	1,000.00	1,021.62	3.21	.64	4.46	.89
Class R-4 – actual return	1,000.00	957.86	1.60	.33	2.82	.58
Class R-4 – assumed 5% return	1,000.00	1,023.16	1.66	.33	2.91	.58
Class R-5E – actual return	1,000.00	958.75	.78	.16	1.99	.41
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.06	.41
Class R-5 – actual return	1,000.00	959.17	.29	.06	1.51	.31
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.56	.31
Class R-6 – actual return	1,000.00	960.40	.05	.01	1.26	.26
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.30	.26

See end of tables for footnotes.

American Funds Portfolio Series	87

Expense example (continued)

Tax-Exempt Preservation Portfolio

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$951.25	$1.64	.34%	$3.00	.62%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.11	.62
Class C – actual return	1,000.00	947.92	5.02	1.04	6.38	1.32
Class C – assumed 5% return	1,000.00	1,019.64	5.21	1.04	6.61	1.32
Class T – actual return	1,000.00	952.63	.24	.05	1.60	.33
Class T – assumed 5% return	1,000.00	1,024.55	.25	.05	1.66	.33
Class F-1 – actual return	1,000.00	951.00	1.89	.39	3.24	.67
Class F-1 – assumed 5% return	1,000.00	1,022.86	1.96	.39	3.36	.67
Class F-2 – actual return	1,000.00	952.23	.58	.12	1.94	.40
Class F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	2.01	.40
Class F-3 – actual return	1,000.00	952.79	.05	.01	1.40	.29
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.45	.29

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

88	American Funds Portfolio Series

Approval of Investment Advisory and Service Agreement

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2023. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2021. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for other amounts paid to CRMC by the funds.

American Funds Portfolio Series	89

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of each fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

90	American Funds Portfolio Series

Liquidity Risk Management Program

The series has adopted a liquidity risk management program (the “program”). The series’ board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

The series’ board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2020, through September 30, 2021. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

American Funds Portfolio Series	91

Office of the series

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

92	American Funds Portfolio Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“Proxy Voting Guidelines for American Funds Portfolio Series”— which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Visit the Capital Group website for more information on the securities held by the underlying funds in the American Funds Portfolio Series’ portfolios.

American Funds Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: June 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Principal Executive Officer

Date: June 30, 2022

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2022